UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-7023

Name of Registrant:	VANGUARD BALANCED INDEX FUND

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	R. Gregory Barton, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2004

Item 1:	Schedule of Investments

September 30, 2004

Vanguard Balanced Index Fund	Shares	Market Value (000)
COMMON STOCKS (59.9%)

Auto & Transportation (1.6%)
United Parcel Service, Inc.	337,193	$ 25,600
FedEx Corp.	89,819	7,696
Ford Motor Co.	526,166	7,392
General Motors Corp.	169,012	7,180
Harley-Davidson, Inc.	88,323	5,250
Union Pacific Corp.	77,614	4,548
Burlington Northern Santa Fe Corp.	111,401	4,267
PACCAR, Inc.	51,984	3,593
Norfolk Southern Corp.	117,306	3,489
Southwest Airlines Co.	236,654	3,223
CSX Corp.	64,425	2,139
Genuine Parts Co.	52,206	2,004
Expeditors International of Washington, Inc.	31,741	1,641
Delphi Corp.	168,487	1,565
C.H. Robinson Worldwide, Inc.	25,671	1,191
Lear Corp.	20,652	1,125
J.B. Hunt Transport Services, Inc.	24,434	907
Gentex Corp.	23,464	824
Dana Corp.	44,595	789
* Navistar International Corp.	21,059	783
BorgWarner, Inc.	16,966	734
Polaris Industries, Inc.	12,990	725
* Yellow Roadway Corp.	14,493	680
* JetBlue Airways Corp.	31,234	653
CNF Inc.	15,532	637
Overseas Shipholding Group Inc.	12,059	599
Oshkosh Truck Corp.	10,334	590
* The Goodyear Tire & Rubber Co.	52,657	566
* TRW Automotive Holdings Corp.	29,800	562
Tidewater Inc.	17,104	557
* Landstar System, Inc.	9,200	540
* Laidlaw International Inc.	31,100	512
OMI Corp.	29,600	474
American Axle & Manufacturing Holdings, Inc.	15,900	465
Werner Enterprises, Inc.	23,877	461
Cooper Tire & Rubber Co.	22,793	460
Thor Industries, Inc.	17,282	457
* General Maritime Corp.	13,000	453
Alexander & Baldwin, Inc.	12,779	434
Florida East Coast Industries, Inc. Class A	11,117	417
Heartland Express, Inc.	22,436	414
* EGL, Inc.	13,566	411
* Swift Transportation Co., Inc.	24,208	407
ArvinMeritor, Inc.	20,981	393
* Knight Transportation, Inc.	17,210	369
Winnebago Industries, Inc.	10,226	354
* AMR Corp.	47,876	351
Visteon Corp.	38,852	310
Modine Manufacturing Co.	10,238	308
* Old Dominion Freight Line, Inc.	10,200	294
USF Corp.	7,583	272
* Kirby Corp.	6,700	269
* Offshore Logistics, Inc.	7,800	268
* Forward Air Corp.	6,600	264
Arkansas Best Corp.	6,900	253
* AirTran Holdings, Inc.	25,300	252
Skywest, Inc.	16,500	248
* Fleetwood Enterprises, Inc.	16,300	247
Overnite Corp.	7,809	245
* Kansas City Southern	15,950	242
* Wabash National Corp.	8,650	238
Wabtec Corp.	12,614	236
Bandag, Inc.	5,329	233
Superior Industries International, Inc.	7,479	224
* Tenneco Automotive, Inc.	16,360	214
* Pacer International, Inc.	12,600	207
* Aviall Inc.	9,775	199
* Northwest Airlines Corp. Class A	23,773	195
Marine Products Corp.	10,200	184
* Alaska Air Group, Inc.	7,378	183
Monaco Coach Corp.	8,394	182
* SCS Transportation, Inc.	9,351	177
* ExpressJet Holdings, Inc.	16,800	168
Sauer-Danfoss, Inc.	9,600	164
* Continental Airlines, Inc. Class B	18,189	155
* AAR Corp.	12,300	153
* Strattec Security Corp.	2,384	148
* Keystone Automotive Industries, Inc.	6,726	148
* Delta Air Lines, Inc.	43,282	142
Titan International, Inc.	14,800	142
* TBC Corp.	6,200	139
Spartan Motors, Inc.	9,829	138
* America West Holdings Corp. Class B	25,533	138
* Stoneridge, Inc.	9,500	134
Coachmen Industries, Inc.	7,604	120
* MAIR Holdings, Inc.	14,541	119
* RailAmerica, Inc.	10,596	117
* International Shipholding Corp.	8,075	115
* Gulfmark Offshore, Inc.	6,400	105
* Pinnacle Airlines Corp.	10,200	103
* Genesee & Wyoming Inc. Class A	4,050	103
Arctic Cat, Inc.	3,900	101
* Aftermarket Technology Corp.	7,929	100
* Quantum Fuel Systems Technologies Worldwide, Inc.	17,700	96
* Covenant Transport, Inc.	4,906	95
* Miller Industries, Inc.	10,040	91
The Greenbrier Cos., Inc.	3,700	89
* Hayes Lemmerz International, Inc.	8,300	84
Maritrans Inc.	5,400	83
Todd Shipyards Corp.	4,865	75
* Mesa Air Group Inc.	14,400	73
Standard Motor Products, Inc.	4,700	71
* Central Freight Lines, Inc.	11,700	70
* Collins & Aikman Corp.	16,540	69
* Quality Distribution Inc.	11,291	69
* Petroleum Helicopters, Inc.	3,100	68
* Impco Technologies Inc.	12,647	62
* P.A.M. Transportation Services, Inc.	3,218	62
* FLYI, Inc.	15,323	60
* Frontier Airlines, Inc.	6,300	48
* Sports Resorts International, Inc.	12,908	48
* Dura Automotive Systems, Inc.	6,393	45
* Tower Automotive, Inc.	19,576	41
* Allied Holdings, Inc.	15,600	38
* Marten Transport, Ltd.	1,800	31
* Hub Group, Inc.	700	26
* Raytech Corp.	13,100	24
* Republic Airways Holdings Inc.	2,514	23
* Conrad Industries, Inc.	8,400	16
* Trailer Bridge, Inc.	2,785	14
* Midwest Air Group Inc.	4,100	12
Quixote Corp.	400	8
* Seabulk International, Inc.	500	5
* Accessity Corp.	120	1

		109,174

Consumer Discretionary (9.5%)
Wal-Mart Stores, Inc.	1,277,067	67,940
Home Depot, Inc.	664,946	26,066
* Time Warner, Inc.	1,316,592	21,250
* eBay Inc.	197,781	18,184
Viacom Inc. Class B	518,044	17,385
The Walt Disney Co.	613,855	13,842
* Yahoo! Inc.	407,044	13,803
Lowe's Cos., Inc.	235,234	12,785
Gillette Co.	300,069	12,525
Target Corp.	273,285	12,366
McDonald's Corp.	376,773	10,561
* Google Inc.	80,452	10,427
Kimberly-Clark Corp.	147,965	9,557
Carnival Corp.	189,400	8,957
Liberty Media Corp.	873,308	7,615
* DirecTV Group, Inc.	414,157	7,285
Gannett Co., Inc.	81,583	6,833
Cendant Corp.	304,509	6,577
NIKE, Inc. Class B	78,791	6,209
Avon Products, Inc.	141,494	6,180
Costco Wholesale Corp.	137,986	5,735
Clear Channel Communications, Inc.	176,497	5,501
* Starbucks Corp.	118,911	5,406
Best Buy Co., Inc.	97,211	5,273
The Gap, Inc.	269,368	5,037
* Amazon.com, Inc.	121,778	4,976
* Kohl's Corp.	101,745	4,903
Waste Management, Inc.	173,538	4,745
* IAC/InterActiveCorp	209,842	4,621
The McGraw-Hill Cos., Inc.	57,275	4,563
Staples, Inc.	148,857	4,438
* Apollo Group, Inc. Class A	58,014	4,256
* Electronic Arts Inc.	89,451	4,114
Omnicom Group Inc.	56,020	4,093
Tribune Co.	95,288	3,921
International Game Technology	104,563	3,759
Yum! Brands, Inc.	88,068	3,581
Marriott International, Inc. Class A	68,872	3,579
* Fox Entertainment Group, Inc. Class A	127,753	3,544
Limited Brands, Inc.	154,648	3,447
TJX Cos., Inc.	150,560	3,318
* Bed Bath & Beyond, Inc.	89,269	3,313
* Univision Communications Inc.	96,828	3,061
J.C. Penney Co., Inc. (Holding Co.)	84,484	2,981
Starwood Hotels & Resorts Worldwide, Inc.	62,356	2,895
Eastman Kodak Co.	85,727	2,762
Washington Post Co. Class B	2,860	2,631
Sears, Roebuck & Co.	63,706	2,539
Federated Department Stores, Inc.	54,161	2,461
* Coach, Inc.	56,543	2,399
* Kmart Holding Corp.	26,850	2,349
E.W. Scripps Co. Class A	48,978	2,340
Mattel, Inc.	123,960	2,247
May Department Stores Co.	86,409	2,215
Hilton Hotels Corp.	115,585	2,178
Cintas Corp.	51,290	2,156
Harman International Industries, Inc.	19,739	2,127
* MGM Mirage, Inc.	41,870	2,079
* EchoStar Communications Corp. Class A	66,319	2,064
R.R. Donnelley & Sons Co.	65,607	2,055
Dollar General Corp.	100,668	2,028
* Fisher Scientific International Inc.	34,386	2,006
* AutoZone Inc.	25,000	1,931
* XM Satellite Radio Holdings, Inc.	61,206	1,899
Black & Decker Corp.	24,094	1,866
Harrah's Entertainment, Inc.	33,487	1,774
New York Times Co. Class A	43,944	1,718
Newell Rubbermaid, Inc.	82,674	1,657
VF Corp.	32,921	1,628
Leggett & Platt, Inc.	57,781	1,624
Nordstrom, Inc.	42,182	1,613
* Mohawk Industries, Inc.	20,005	1,588
Knight Ridder	23,926	1,566
* Caesars Entertainment, Inc.	92,708	1,548
Estee Lauder Cos. Class A	36,710	1,534
* Liberty Media International Inc. Class A	45,692	1,524
* VeriSign, Inc.	76,461	1,520
CDW Corp.	24,956	1,448
* Office Depot, Inc.	92,978	1,397
Mandalay Resort Group	20,333	1,396
RadioShack Corp.	48,296	1,383
* AutoNation, Inc.	80,066	1,368
Family Dollar Stores, Inc.	50,351	1,365
Jones Apparel Group, Inc.	38,000	1,360
Republic Services, Inc. Class A	45,458	1,353
Tiffany & Co.	43,979	1,352
Aramark Corp. Class B	55,874	1,349
* Pixar, Inc.	16,969	1,339
* Interpublic Group of Cos., Inc.	126,346	1,338
Robert Half International, Inc.	51,343	1,323
* Iron Mountain, Inc.	38,805	1,314
* Williams-Sonoma, Inc.	34,848	1,309
Fastenal Co.	22,707	1,308
* Lamar Advertising Co. Class A	31,075	1,293
* Wynn Resorts Ltd.	24,803	1,282
* Weight Watchers International, Inc.	31,969	1,241
PETsMART, Inc.	43,303	1,229
Michaels Stores, Inc.	20,547	1,217
Liz Claiborne, Inc.	32,229	1,216
Manpower Inc.	27,195	1,210
Whirlpool Corp.	20,043	1,204
* Sirius Satellite Radio, Inc.	372,552	1,192
Alberto-Culver Co. Class B	27,288	1,186
Wendy's International, Inc.	34,161	1,148
* Toys R Us, Inc.	64,361	1,142
* ChoicePoint Inc.	26,764	1,141
Darden Restaurants Inc.	48,501	1,131
ServiceMaster Co.	87,521	1,126
Polo Ralph Lauren Corp.	30,131	1,096
International Flavors & Fragrances, Inc.	28,264	1,080
Ross Stores, Inc.	45,315	1,062
Foot Locker, Inc.	43,957	1,042
The Stanley Works	24,485	1,041
Sabre Holdings Corp.	41,185	1,010
Hasbro, Inc.	53,115	999
The McClatchy Co. Class A	13,883	983
* Getty Images, Inc.	17,777	983
Circuit City Stores, Inc.	63,286	971
* Dex Media, Inc.	45,300	959
* Dollar Tree Stores, Inc.	34,768	937
Station Casinos, Inc.	19,050	934
Outback Steakhouse	22,449	932
* Chico's FAS, Inc.	26,832	918
* Brinker International, Inc.	29,045	905
GTECH Holdings Corp.	35,588	901
Abercrombie & Fitch Co.	28,444	896
* Career Education Corp.	30,769	875
* Allied Waste Industries, Inc.	95,975	849
* Monster Worldwide Inc.	34,203	843
* Urban Outfitters, Inc.	24,330	837
Metro-Goldwyn-Mayer Inc.	71,774	830
Regal Entertainment Group Class A	43,200	825
International Speedway Corp.	16,055	801
American Eagle Outfitters, Inc.	21,450	790
Belo Corp. Class A	34,612	780
Meredith Corp.	15,099	776
* Barnes & Noble, Inc.	20,693	766
* Advance Auto Parts, Inc.	22,190	763
* Hewitt Associates, Inc.	28,800	762
Boyd Gaming Corp.	26,066	734
The Corporate Executive Board Co.	11,849	726
* Gemstar-TV Guide International, Inc.	126,911	717
The Neiman Marcus Group, Inc. Class A	12,327	709
Claire's Stores, Inc.	28,053	702
MSC Industrial Direct Co., Inc. Class A	20,521	699
* Tech Data Corp.	17,559	677
* The Cheesecake Factory	15,595	677
* Columbia Sportswear Co.	12,317	671
* CarMax, Inc.	31,121	671
Reebok International Ltd.	17,988	661
Harte-Hanks, Inc.	26,383	660
* Fossil, Inc.	21,304	659
* O'Reilly Automotive, Inc.	16,762	642
* Service Corp. International	101,781	632
Applebee's International, Inc.	25,001	632
Lee Enterprises, Inc.	13,598	630
* Rent-A-Center, Inc.	24,290	628
John Wiley & Sons Class A	18,911	604
* West Corp.	20,549	599
* Timberland Co.	10,434	593
* Westwood One, Inc.	29,668	587
* Adesa, Inc.	35,680	586
* Activision, Inc.	42,038	583
* Education Management Corp.	21,883	583
Choice Hotel International, Inc.	10,100	582
Borders Group, Inc.	23,317	578
* Convergys Corp.	42,998	577
* BJ's Wholesale Club, Inc.	20,866	570
* PETCO Animal Supplies, Inc.	17,300	565
* Ask Jeeves, Inc.	17,111	560
Ruby Tuesday, Inc.	19,234	536
CBRL Group, Inc.	14,857	536
Regis Corp.	13,302	535
IKON Office Solutions, Inc.	44,380	533
* Copart, Inc.	27,424	519
Saks Inc.	43,051	519
* American Greetings Corp. Class A	20,644	519
* Citadel Broadcasting Corp.	40,300	517
* Laureate Education Inc.	13,866	516
The Brink's Co.	17,022	514
* Entercom Communications Corp.	15,643	511
* Scientific Games Corp.	26,519	507
Nu Skin Enterprises, Inc.	21,408	503
The Toro Co.	7,300	499
* Penn National Gaming, Inc.	12,288	496
Strayer Education, Inc.	4,300	495
* AnnTaylor Stores Corp.	21,128	494
* ITT Educational Services, Inc.	13,702	494
* Sirva Inc.	21,400	490
* Earthlink, Inc.	47,153	486
* Pacific Sunwear of California, Inc.	23,048	485
* Marvel Enterprises Inc.	33,270	484
Snap-On Inc.	17,535	483
Pier 1 Imports Inc.	26,254	475
Dillard's Inc.	23,795	470
* Valassis Communications, Inc.	15,848	469
* Waste Connections, Inc.	14,700	466
* R.H. Donnelley Corp.	9,380	463
* Cabela's Inc.	19,400	463
* Sonic Corp.	17,894	459
Hollinger International, Inc.	26,477	458
* InfoSpace, Inc.	9,648	457
* Quiksilver, Inc.	17,770	452
* Tempur-Pedic International Inc.	29,810	447
* Take-Two Interactive Software, Inc.	13,600	447
* Aeropostale, Inc.	17,000	445
* Zale Corp.	15,698	441
Journal Communications, Inc.	25,100	440
* United Stationers, Inc.	10,119	439
* The Yankee Candle Co., Inc.	15,150	439
* DeVry, Inc.	21,068	436
Reader's Digest Association, Inc.	29,900	436
Speedway Motorsports, Inc.	13,085	436
Maytag Corp.	23,595	433
SCP Pool Corp.	16,179	433
* Big Lots Inc.	35,242	431
Talbots Inc.	17,278	428
Grey Global Group Inc.	430	428
Blyth, Inc.	13,724	424
Furniture Brands International Inc.	16,773	421
Blockbuster Inc. Class A	55,075	418
* CEC Entertainment Inc.	11,275	414
* Argosy Gaming Co.	10,396	408
Aaron Rents, Inc. Class B	18,475	402
Media General, Inc. Class A	7,057	395
* CNET Networks, Inc.	42,977	393
* Tuesday Morning Corp.	12,673	392
Ethan Allen Interiors, Inc.	11,259	391
* Wesco International, Inc.	16,050	389
Hearst-Argyle Television Inc.	15,811	387
* P.F. Chang's China Bistro, Inc.	7,800	378
* Corrections Corp. of America REIT	10,674	377
* Scholastic Corp.	12,200	377
* Shuffle Master, Inc.	10,009	375
* Corinthian Colleges, Inc.	27,792	375
* Gaylord Entertainment Co.	11,940	370
* Leapfrog Enterprises, Inc.	18,228	369
Catalina Marketing Corp.	15,977	369
* Dick's Sporting Goods, Inc.	10,218	364
* Tractor Supply Co.	11,549	363
United Auto Group, Inc.	14,300	359
* Jack in the Box Inc.	11,200	355
* Life Time Fitness, Inc.	13,825	355
* Panera Bread Co.	9,300	349
* Arbitron Inc.	9,383	344
* Priceline.com, Inc.	15,422	342
* Rare Hospitality International Inc.	12,800	341
Rollins, Inc.	14,000	340
Matthews International Corp.	9,714	329
* Resources Connection, Inc.	8,500	321
* Coldwater Creek Inc.	15,275	319
* Navigant Consulting, Inc.	14,498	318
* Martha Stewart Living Omnimedia, Inc.	20,230	318
* Guitar Center, Inc.	7,300	316
* Linens 'n Things, Inc.	13,500	313
* Men's Wearhouse, Inc.	10,750	312
* WMS Industries, Inc.	12,100	311
* United Natural Foods, Inc.	11,600	309
* The Warnaco Group, Inc.	13,800	307
* 99 Cents Only Stores	21,429	305
ABM Industries Inc.	15,000	302
* Emmis Communications, Inc.	16,565	299
Kellwood Co.	8,100	295
Banta Corp.	7,400	294
* RC2 Corp.	8,900	293
* School Specialty, Inc.	7,427	293
Wolverine World Wide, Inc.	11,450	289
* Cost Plus, Inc.	8,100	287
Tupperware Corp.	16,790	285
* Orbitz, Inc.	10,400	283
* Jarden Corp.	7,729	282
* Aztar Corp.	10,600	281
The Nautilus Group, Inc.	12,300	278
Bob Evans Farms, Inc.	10,133	275
* Guess ?, Inc.	15,200	271
* Jo-Ann Stores, Inc.	9,535	267
Kelly Services, Inc. Class A	10,000	267
Burlington Coat Factory Warehouse Corp.	12,337	262
* MPS Group, Inc.	30,751	259
ADVO, Inc.	8,351	258
* Consolidated Graphics, Inc.	6,100	256
* Dollar Thrifty Automotive Group, Inc.	10,500	255
* CKE Restaurants Inc.	22,951	254
bebe stores, inc	12,000	253
IHOP Corp.	6,600	252
* Radio One, Inc. Class D	17,700	252
* Blue Nile Inc.	7,454	251
Oakley, Inc.	21,000	250
* Midway Games Inc.	25,147	249
Watson Wyatt & Co. Holdings	9,400	247
* Stage Stores, Inc.	7,175	246
* Electronics Boutique Holdings Corp.	7,200	246
* Helen of Troy Ltd.	9,000	245
* Universal Technical Institute Inc.	8,088	244
* Boca Resorts, Inc. Class A	13,100	243
* CoStar Group, Inc.	4,917	242
The Pep Boys (Manny, Moe & Jack)	17,240	241
* AMC Entertainment, Inc.	12,500	239
* DoubleClick Inc.	40,251	238
* Hot Topic, Inc.	13,869	236
* GameStop Corp.	12,527	232
Callaway Golf Co.	21,904	232
La-Z-Boy Inc.	15,247	231
* NetFlix.com, Inc.	14,950	231
* Journal Register Co.	12,175	230
* Charter Communications, Inc.	86,232	229
* Coinstar, Inc.	9,842	229
G & K Services, Inc. Class A	5,739	228
* Bright Horizons Family Solutions, Inc.	4,200	228
* A.C. Moore Arts & Crafts, Inc.	9,119	226
* ValueClick, Inc.	23,790	225
* Cole National Corp. Class A	8,100	224
* Krispy Kreme Doughnuts, Inc.	17,697	224
K-Swiss, Inc.	11,600	223
* Charming Shoppes, Inc.	31,356	223
Ameristar Casinos, Inc.	7,377	223
* Cumulus Media Inc.	15,430	222
* USANA Health Sciences, Inc.	6,350	221
* Alliance Gaming Corp.	14,635	220
* Stewart Enterprises, Inc. Class A	31,600	220
* FTI Consulting, Inc.	11,580	219
* Tetra Tech, Inc.	17,238	218
* Insight Enterprises, Inc.	12,911	217
* Domino's Pizza, Inc.	14,600	215
* Navarre Corp.	14,714	213
* Overstock.com, Inc.	5,800	213
Liberty Corp.	5,328	212
Landry's Restaurants, Inc.	7,684	210
World Fuel Services Corp.	5,800	208
* California Pizza Kitchen, Inc.	9,500	208
* Charles River Associates Inc.	5,400	207
* Central Garden and Pet Co.	6,722	206
* THQ Inc.	10,555	205
Phillips-Van Heusen Corp.	9,100	203
* ProQuest Co.	7,889	203
* Stein Mart, Inc.	13,200	201
* Elizabeth Arden, Inc.	9,538	201
* ShopKo Stores, Inc.	11,500	200
* Payless ShoeSource, Inc.	19,750	200
* Radio One, Inc.	14,000	200
Fred's, Inc.	10,950	197
* Amerco, Inc.	5,150	195
* Teletech Holdings Inc.	20,597	194
* Revlon, Inc. Class A	77,028	194
* Carter's, Inc.	7,000	194
* MAXIMUS, Inc.	6,700	193
The Marcus Corp.	9,900	193
* Ryan's Restaurant Group, Inc.	12,750	189
Renaissance Learning, Inc.	8,606	186
* Labor Ready, Inc.	13,300	186
Oxford Industries, Inc.	5,000	186
* Ventiv Health, Inc.	10,915	185
* Greenfield Online, Inc.	9,101	185
Handleman Co.	9,000	184
Chemed Corp.	3,300	184
* Crown Media Holdings, Inc.	21,858	183
* The Children's Place Retail Stores, Inc.	7,600	182
* Heidrick & Struggles International, Inc.	6,300	182
* iVillage Inc.	30,185	181
Sonic Automotive, Inc.	8,900	178
* Papa John's International, Inc.	5,800	178
* United Online, Inc.	18,449	177
Finish Line, Inc.	5,739	177
* Central European Distribution Corp.	7,900	176
* Del Laboratories, Inc.	5,331	176
* Hartmarx Corp.	23,500	174
* PRIMEDIA Inc.	73,787	173
* Lifeline Systems, Inc.	7,100	173
Kenneth Cole Productions, Inc.	6,150	173
The Buckle, Inc.	6,300	173
* Cox Radio, Inc.	11,578	173
* Playtex Products, Inc.	27,300	172
* CSK Auto Corp.	12,910	172
* Too Inc.	9,498	172
* Group 1 Automotive, Inc.	6,251	171
* Volt Information Sciences Inc.	5,900	170
* Select Comfort Corp.	9,325	170
* Pre-Paid Legal Services, Inc.	6,600	169
* infoUSA Inc.	18,984	169
World Wrestling Entertainment, Inc.	13,800	169
Christopher & Banks Corp.	10,502	168
* NetRatings, Inc.	9,366	167
* Hollywood Entertainment Corp.	16,906	167
* The Sports Authority, Inc.	7,129	165
* Genesco, Inc.	7,000	165
* Casella Waste Systems, Inc.	13,881	164
American Woodmark Corp.	4,400	163
Lone Star Steakhouse & Saloon, Inc.	6,300	163
Russell Corp.	9,600	162
Brown Shoe Co., Inc.	6,400	160
* JAKKS Pacific, Inc.	6,961	160
Movado Group, Inc.	9,400	160
The Topps Co., Inc.	16,300	159
* Isle of Capri Casinos, Inc.	8,197	159
Movie Gallery, Inc.	9,018	158
* Exult Inc.	30,022	158
* The Advisory Board Co.	4,691	158
* Century Business Services, Inc.	35,023	157
* Prime Hospitality Corp.	12,800	156
* MarketWatch Inc.	12,430	155
* The Gymboree Corp.	10,700	154
* 1-800-FLOWERS.COM, Inc.	18,537	154
* Retail Ventures, Inc.	20,400	154
Churchill Downs, Inc.	3,900	153
Viad Corp.	6,347	151
Jackson Hewitt Tax Service Inc.	7,400	150
* Six Flags, Inc.	27,218	148
Startek, Inc.	4,700	147
* Hibbett Sporting Goods, Inc.	7,179	147
* Information Holdings Inc.	5,400	147
* Steak n Shake Co.	8,582	147
CDI Corp.	7,100	146
Pulitzer, Inc.	2,933	145
* Multimedia Games Inc.	9,300	144
* Trans World Entertainment Corp.	14,750	144
* Lin TV Corp.	7,378	144
* Skechers U.S.A., Inc.	9,800	142
* America's Car-Mart, Inc.	4,200	142
* Entravision Communications Corp.	18,600	142
The Stride Rite Corp.	13,800	141
* The Dress Barn, Inc.	8,096	141
Triarc Cos., Inc. Class B	12,200	140
* Vail Resorts Inc.	7,700	139
* Midas Inc.	8,483	137
* J. Jill Group, Inc.	6,900	137
Stanley Furniture Co., Inc.	3,100	136
* Insight Communications Co., Inc.	15,500	136
The Neiman Marcus Group, Inc. Class B	2,561	136
* Syms Corp.	12,600	136
* K2 Inc.	9,464	135
Bowne & Co., Inc.	10,400	135
* PDI, Inc.	5,000	135
* ValueVision Media, Inc.	10,040	134
* Lakes Entertainment, Inc.	12,724	133
* CMGI Inc.	109,943	133
Central Parking Corp.	10,041	133
Blair Corp.	4,700	132
* Dave & Busters, Inc.	6,977	132
* Steven Madden, Ltd.	7,464	132
* Clark, Inc.	9,700	131
* Candie's, Inc.	27,700	131
Cato Corp. Class A	5,900	131
* Red Robin Gourmet Burgers	3,000	131
* Global Imaging Systems, Inc.	4,200	131
* MTR Gaming Group Inc.	13,945	130
* Spherion Corp.	16,599	130
* Water Pik Technologies, Inc.	8,689	129
Angelica Corp.	5,200	129
Goody's Family Clothing	15,347	129
* Perry Ellis International Corp.	5,732	129
* Luby's, Inc.	19,400	128
Thomas Nelson, Inc.	6,450	126
* Pinnacle Entertainment, Inc.	9,000	124
* Cross Country Healthcare, Inc.	8,000	124
* Korn/Ferry International	6,800	124
* Geo Group Inc.	6,000	123
National Presto Industries, Inc.	2,900	121
* Wireless Facilities, Inc.	17,316	121
Mannatech, Inc.	8,550	120
* DiamondCluster International, Inc.	9,776	119
* Salem Communications Corp.	4,660	118
Russ Berrie and Co., Inc.	5,738	116
Gray Television, Inc.	9,700	115
* SOURCECORP, Inc.	5,200	115
* Steinway Musical Instruments Inc.	4,200	114
* Bombay Co.	15,500	114
* Beasley Broadcast Group, Inc.	7,200	113
Lawson Products, Inc.	2,738	112
* Brookstone, Inc.	5,914	112
* aQuantive, Inc.	11,500	111
* Insurance Auto Auctions, Inc.	6,400	110
Bassett Furniture Industries, Inc.	5,800	110
* Young Broadcasting Inc.	9,968	108
Sinclair Broadcast Group, Inc.	14,800	108
* QRS Corp.	15,600	108
Haverty Furniture Cos., Inc.	6,148	108
Advanced Marketing Services	9,900	107
* PLATO Learning, Inc.	12,053	107
* Spanish Broadcasting System, Inc.	10,800	106
* GSI Commerce, Inc.	11,927	105
Stamps.com Inc.	7,850	104
* Rentrak Corp.	11,800	103
* Hudson Highland Group, Inc.	3,515	103
* Charlotte Russe Holding Inc.	8,900	102
* Friendly Ice Cream Corp.	10,500	101
* FindWhat.com	5,400	101
* LookSmart, Ltd.	68,800	101
* Shoe Carnival, Inc.	8,550	101
* Systemax Inc.	17,800	101
* Universal Electronics, Inc.	6,000	101
* Administaff, Inc.	8,600	101
* Navigant International, Inc.	6,144	100
* Big 5 Sporting Goods Corp.	4,400	100
* TiVo Inc.	14,850	98
* SM&A Corp.	13,945	97
UniFirst Corp.	3,400	97
Oshkosh B' Gosh, Inc. Class A	4,800	97
* Sharper Image Corp.	4,500	97
* PC Connection, Inc.	14,000	96
* EZCORP, Inc.	11,000	96
* Nexstar Broadcasting Group, Inc.	11,217	96
* Forrester Research, Inc.	6,250	95
* AMN Healthcare Services, Inc.	7,905	94
* 1-800 CONTACTS, Inc.	6,201	94
* Fisher Communications, Inc.	1,960	94
Gevity HR, Inc.	6,100	94
* O'Charley's Inc.	5,739	94
* 24/7 Real Media, Inc.	24,389	93
* Innotrac Corp.	10,500	93
* Asbury Automotive Group, Inc.	6,900	93
* 4Kids Entertainment Inc.	4,500	91
Deb Shops, Inc.	3,685	90
* LodgeNet Entertainment Corp.	6,800	90
* Department 56 Inc.	5,505	90
* MemberWorks, Inc.	3,400	89
* Learning Tree International, Inc.	6,300	89
* Bally Total Fitness Holding Corp.	24,327	89
* Pegasus Solutions Inc.	7,400	88
Libbey, Inc.	4,700	88
Sturm, Ruger & Co., Inc.	9,676	87
Dover Downs Gaming & Entertainment, Inc.	8,470	87
Hancock Fabrics, Inc.	7,200	86
* Autobytel Inc.	9,610	86
* Greg Manning Auctions, Inc.	7,600	85
Lithia Motors, Inc.	4,000	85
Allen Organ Co.	1,400	85
* Total Entertainment Restaurant Corp.	9,682	84
Traffix, Inc.	14,200	84
* West Marine, Inc.	3,900	83
* Jos. A. Bank Clothiers, Inc.	3,000	83
* Benihana Inc. Class A	6,165	82
Cadmus Communications	5,600	82
* Deckers Outdoor Corp.	2,400	82
Superior Uniform Group, Inc.	5,900	81
* Tweeter Home Entertainment Group, Inc.	14,100	80
* Brightpoint, Inc.	4,594	79
* Neoforma, Inc.	8,470	79
* The Pantry, Inc.	3,000	76
* Franklin Electronic Publishers, Inc.	19,500	75
* Nashua Corp.	6,686	74
* Edgewater Technology, Inc.	14,901	74
* Playboy Enterprises, Inc. Class B	7,200	72
* Checkers Drive-In Restaurants, Inc.	6,150	72
* MarineMax, Inc.	3,200	72
* Cenveo Inc.	20,500	72
* Kforce Inc.	8,459	71
Viacom Inc. Class A	2,080	71
Triarc Cos., Inc. Class A	6,100	70
* Mothers Work, Inc.	4,800	70
* Century Casinos, Inc.	12,200	70
* Worldwide Restaurant Concepts Inc.	21,200	67
* LECG Corp.	3,969	67
* Casual Male Retail Group, Inc.	12,650	66
Fedders Corp.	16,090	66
* Enesco Group, Inc.	9,600	66
* Pfsweb Inc.	41,864	63
* Big Dog Holdings, Inc.	9,200	63
* Daily Journal Corp.	1,700	61
* Regent Communications, Inc.	10,800	61
L.S. Starrett Co. Class A	4,000	61
Strategic Distribution, Inc.	4,020	60
* Party City Corp.	4,030	60
* Saga Communications, Inc.	3,500	59
* iPass Inc.	9,900	59
* The Boyds Collection, Ltd.	24,700	59
* Alderwoods Group, Inc.	5,882	58
* SITEL Corp.	26,100	56
* NIC Inc.	10,500	56
Action Performance Cos., Inc.	5,532	56
CSS Industries, Inc.	1,800	56
* Carriage Services, Inc.	11,500	54
Carmike Cinemas, Inc.	1,500	53
* Harris Interactive Inc.	8,000	53
* Kirkland's, Inc.	5,600	53
* COMFORCE Corp.	20,213	52
* Synagro Technologies Inc.	16,700	52
Dover Motorsports, Inc.	12,100	52
* Monro Muffler Brake, Inc.	2,310	50
Courier Corp.	1,200	50
* Lazare Kaplan International, Inc.	6,400	50
CPI Corp.	3,700	49
* S&K Famous Brands Inc.	3,100	49
* Digital Generation Systems	37,900	48
* First Consulting Group, Inc.	9,955	47
* Applica Inc.	11,400	46
* Drugstore.com, Inc.	13,200	45
* Lightbridge, Inc.	9,200	44
* LKQ Corp.	2,380	43
* Raindance Communications, Inc.	25,200	40
* Medialink Worldwide, Inc.	11,311	39
* On Assignment, Inc.	8,600	38
Rock of Ages Corp.	5,000	38
Inter Parfums, Inc.	2,750	38
* Rubio's Restaurants, Inc.	4,100	37
* Alloy, Inc.	9,700	37
* Digital Theater Systems Inc.	2,000	37
* Internap Network Services Corp.	54,200	36
* Medical Staffing Network Holdings, Inc.	5,900	36
ILX Resorts Inc.	3,600	36
* Wyndham International, Inc. Class A	43,326	36
* APAC Teleservices, Inc.	21,234	35
* Rainmaker Systems, Inc.	21,800	35
Schawk, Inc.	2,400	35
* The Smith & Wollensky Restaurant Group, Inc.	6,000	34
* Correctional Services Corp.	12,597	33
* Clean Harbors Inc.	2,700	31
* Perficient, Inc.	8,800	31
* Whitehall Jewellers, Inc.	3,900	31
Haggar Corp.	1,800	31
* SPEEDUS Corp.	16,300	31
* Conn's, Inc.	2,100	29
* The Princeton Review, Inc.	3,900	29
* BJ's Restaurants Inc.	1,800	29
* Atari, Inc.	17,920	28
* Paxson Communications Corp.	20,497	28
* Mossimo, Inc.	6,100	24
* Spherix Inc.	7,000	23
* Interstate Hotels & Resorts, Inc.	5,582	23
* ICT Group, Inc.	2,999	22
* Gartner, Inc. Class B	1,890	22
Stephan Co.	5,900	21
* Cache, Inc.	1,350	20
* Management Network Group Inc.	9,400	19
* PriceSmart, Inc.	2,500	19
* Main Street Restaurant Group Inc.	10,700	18
* Pegasus Communications Corp.	2,260	17
* Metro One Telecommunications, Inc.	10,100	16
* JAMDAT Mobile Inc.	700	16
* Gander Mountain Co.	800	16
* Onvia.com, Inc.	3,000	16
* Cellstar Corp.	3,400	16
* The Wet Seal, Inc. Class A	8,975	15
* Buca, Inc.	3,500	15
Saucony Inc.	600	15
* VCampus Corp.	11,360	14
* Register.com, Inc.	2,641	14
* Trump Hotels & Casino Resorts, Inc.	21,800	14
* Digital Impact, Inc.	10,000	14
* Protection One, Inc.	51,200	14
* ParkerVision, Inc.	3,400	13
* Marchex, Inc.	1,066	13
* Empire Resorts Inc.	1,700	13
* Mayor's Jeweler's, Inc.	17,400	13
* eMerge Interactive, Inc.	13,999	12
* Verticalnet, Inc.	9,030	11
* Gallery of History, Inc.	2,700	10
* Oneida Ltd.	5,800	9
* SportsLine.com, Inc.	4,300	7
* Cogent Inc.	400	7
* Gadzooks, Inc.	4,700	7
* Concord Camera Corp.	3,500	7
* Brillian Corp.	1,325	6
* Friedman's, Inc. Class A	2,200	5
Knape & Vogt Manufacturing Co.	300	4
* America Online Latin America, Inc.	7,200	3
* Interep National Radio Sales, Inc.	2,700	3
* REX Stores Corp.	200	3
* Exponent, Inc.	100	3
* Fresh Choice, Inc.	5,100	3
* LQ Corp. Inc.	1,358	3
Flexsteel Industry	100	2
* Hanover Direct, Inc.	1,240	2
* Visual Data Corp.	921	1
* Emerson Radio Corp.	500	1
* Commerce One, Inc.	5,788	1
* EasyLink Services Corp.	742	1
* Provo International Inc.	6,400	1
* Major Automotive Cos., Inc.	800	1
* Geerlings & Wade Inc.	1,200	1
* Bush Industries, Inc.	2,400	-
* Headway Corporate Resources, Inc.	17,800	-
* Championship Auto Racing Teams, Inc.	2,300	-

		640,369

Consumer Staples (3.7%)
The Procter & Gamble Co.	768,935	41,615
The Coca-Cola Co.	731,449	29,294
Altria Group, Inc.	613,810	28,873
PepsiCo, Inc.	506,800	24,656
Anheuser-Busch Cos., Inc.	239,601	11,967
Walgreen Co.	306,514	10,982
Colgate-Palmolive Co.	158,887	7,179
Sysco Corp.	191,298	5,724
Sara Lee Corp.	236,485	5,406
Kellogg Co.	122,625	5,231
Kraft Foods Inc.	164,444	5,216
General Mills, Inc.	113,727	5,106
CVS Corp.	118,919	5,010
Wm. Wrigley Jr. Co.	67,250	4,258
ConAgra Foods, Inc.	158,148	4,066
H.J. Heinz Co.	105,449	3,798
Hershey Foods Corp.	77,080	3,600
* The Kroger Co.	222,910	3,460
The Clorox Co.	63,501	3,385
Campbell Soup Co.	123,075	3,236
Reynolds American Inc.	44,498	3,028
Coca-Cola Enterprises, Inc.	141,037	2,666
Albertson's, Inc.	109,940	2,631
* Safeway, Inc.	133,863	2,585
The Pepsi Bottling Group, Inc.	78,654	2,135
UST, Inc.	49,736	2,002
Tyson Foods, Inc.	105,945	1,697
Brown-Forman Corp. Class B	36,308	1,663
Whole Foods Market, Inc.	18,500	1,587
* Dean Foods Co.	47,364	1,422
McCormick & Co., Inc.	41,327	1,419
* Constellation Brands, Inc. Class A	32,270	1,228
SuperValu Inc.	40,786	1,124
Hormel Foods Corp.	41,825	1,120
* Smithfield Foods, Inc.	33,239	831
J.M. Smucker Co.	18,338	814
PepsiAmericas, Inc.	41,664	796
Adolph Coors Co. Class B	11,343	770
* 7-Eleven, Inc.	33,885	677
* Del Monte Foods Co.	62,720	658
* Rite Aid Corp.	155,738	548
Pilgrim's Pride Corp.	20,044	543
Church & Dwight, Inc.	18,555	521
Tootsie Roll Industries, Inc.	15,649	457
* NBTY, Inc.	20,444	441
Fresh Del Monte Produce Inc.	17,300	431
Flowers Foods, Inc.	13,515	349
Universal Corp. (VA)	7,800	348
* Performance Food Group Co.	13,906	330
* Ralcorp Holdings, Inc.	8,733	315
Sensient Technologies Corp.	12,912	279
Weis Markets, Inc.	8,182	277
Casey's General Stores, Inc.	14,600	271
Ruddick Corp.	12,809	252
Longs Drug Stores, Inc.	10,350	250
* Smart & Final Inc.	13,200	221
* Chiquita Brands International, Inc.	11,636	203
Vector Group Ltd.	12,958	195
* Hain Celestial Group, Inc.	10,200	180
Seaboard Corp.	300	176
Coca-Cola Bottling Co.	3,000	162
Schweitzer-Mauduit International, Inc.	4,950	160
Farmer Brothers, Inc.	6,000	160
* Wild Oats Markets Inc.	17,855	154
* M&F Worldwide Corp.	11,600	151
Lance, Inc.	9,200	149
* Provide Commerce Inc.	6,813	142
Sanderson Farms, Inc.	4,150	139
Nash-Finch Co.	4,100	129
American Italian Pasta Co.	4,920	129
Winn-Dixie Stores, Inc.	40,689	126
* Peet's Coffee & Tea Inc.	5,234	122
* Boston Beer Co., Inc. Class A	4,600	116
* J & J Snack Foods Corp.	2,500	107
* Robert Mondavi Corp. Class A	2,700	106
Dimon Inc.	16,900	100
* Chalone Wine Group Ltd.	9,210	97
* Green Mountain Coffee Roasters, Inc.	4,484	94
Standard Commercial Tobacco Co.	5,663	89
* Lifeway Foods, Inc.	8,200	86
* Todhunter International, Inc.	6,700	81
* Pathmark Stores, Inc.	16,344	79
Nature's Sunshine Inc.	4,767	72
* The Great Atlantic & Pacific Tea Co., Inc.	11,400	70
Rocky Mountain Chocolate Factory, Inc.	4,880	61
Arden Group Inc. Class A	615	52
Interstate Bakeries Corp.	12,399	51
* Weider Nutritional International, Inc.	11,300	51
* Omega Protein Corp.	6,000	46
National Beverage Corp.	5,200	42
* Star Scientific, Inc.	5,000	30
* Nutrition 21 Inc.	26,700	27
* Redhook Ale Brewery, Inc.	8,000	24
* Scheid Vineyards, Inc. Class A	1,500	8
* John B. Sanfilippo & Son, Inc.	100	3
* The Penn Traffic Co.	7,762	1

		252,718

Financial Services (13.4%)
Citigroup, Inc.	1,546,978	68,252
American International Group, Inc.	779,320	52,985
Bank of America Corp.	1,216,738	52,721
JPMorgan Chase & Co.	1,065,511	42,333
Wells Fargo & Co.	504,802	30,101
American Express Co.	379,301	19,519
Wachovia Corp.	391,687	18,390
Fannie Mae	289,587	18,360
U.S. Bancorp	562,224	16,248
Morgan Stanley	328,620	16,201
Merrill Lynch & Co., Inc.	280,244	13,934
The Goldman Sachs Group, Inc.	144,361	13,460
Freddie Mac	206,045	13,442
First Data Corp.	256,500	11,158
Washington Mutual, Inc.	260,997	10,200
Allstate Corp.	207,349	9,951
MBNA Corp.	382,177	9,631
Metropolitan Life Insurance Co.	224,475	8,676
Fifth Third Bancorp	167,755	8,257
National City Corp.	198,587	7,669
Prudential Financial, Inc.	155,404	7,310
Automatic Data Processing, Inc.	176,692	7,301
Marsh & McLennan Cos., Inc.	155,740	7,127
The Bank of New York Co., Inc.	232,076	6,770
Countrywide Financial Corp.	168,444	6,635
St. Paul Travelers Cos., Inc.	200,114	6,616
BB&T Corp.	165,920	6,585
Lehman Brothers Holdings, Inc.	81,498	6,497
AFLAC Inc.	151,772	5,951
SLM Corp.	130,410	5,816
Progressive Corp. of Ohio	64,942	5,504
The Hartford Financial Services Group Inc.	87,169	5,398
SunTrust Banks, Inc.	76,056	5,355
Capital One Financial Corp.	71,741	5,302
Golden West Financial Corp.	45,775	5,079
PNC Financial Services Group	84,551	4,574
Regions Financial Corp.	138,222	4,570
State Street Corp.	100,633	4,298
Franklin Resources Corp.	74,842	4,173
SouthTrust Corp.	99,600	4,149
The Chubb Corp.	57,206	4,020
KeyCorp	121,768	3,848
Charles Schwab Corp.	409,003	3,759
Mellon Financial Corp.	127,120	3,520
M & T Bank Corp.	36,038	3,449
Paychex, Inc.	113,282	3,415
* Genworth Financial Inc.	146,504	3,414
The Principal Financial Group, Inc.	93,756	3,372
Simon Property Group, Inc. REIT	62,261	3,339
Equity Office Properties Trust REIT	120,901	3,295
Loews Corp.	55,538	3,249
Moody's Corp.	44,293	3,244
Comerica, Inc.	51,330	3,046
Bear Stearns Co., Inc.	30,836	2,965
CIGNA Corp.	41,715	2,905
Aon Corp.	94,485	2,715
Northern Trust Corp.	65,965	2,691
Marshall & Ilsley Corp.	66,664	2,687
UnionBanCal Corp.	44,369	2,627
Equity Residential REIT	84,125	2,608
Ambac Financial Group, Inc.	32,613	2,607
AmSouth Bancorp	105,821	2,582
H & R Block, Inc.	51,555	2,548
MBIA, Inc.	42,886	2,496
Lincoln National Corp.	52,688	2,476
Synovus Financial Corp.	92,585	2,421
Vornado Realty Trust REIT	37,769	2,367
CIT Group Inc.	63,268	2,366
North Fork Bancorp, Inc.	51,654	2,296
Sovereign Bancorp, Inc.	103,130	2,250
Popular, Inc.	79,874	2,101
Jefferson-Pilot Corp.	42,229	2,097
National Commerce Financial Corp.	60,954	2,085
Cincinnati Financial Corp.	50,430	2,079
Rouse Co. REIT	30,805	2,060
* SunGard Data Systems, Inc.	86,618	2,059
* Fiserv, Inc.	58,419	2,036
General Growth Properties Inc. REIT	65,634	2,035
Hudson City Bancorp, Inc.	56,210	2,009
Fidelity National Financial, Inc.	51,953	1,979
MGIC Investment Corp.	29,528	1,965
T. Rowe Price Group Inc.	38,193	1,946
Public Storage, Inc. REIT	38,791	1,922
ProLogis REIT	54,538	1,922
Plum Creek Timber Co. Inc. REIT	54,781	1,919
SAFECO Corp.	41,670	1,902
Archstone-Smith Trust REIT	58,549	1,852
* CNA Financial Corp.	76,993	1,849
Green Point Financial Corp.	39,740	1,844
Banknorth Group, Inc.	51,503	1,803
Boston Properties, Inc. REIT	32,454	1,798
Torchmark Corp.	32,856	1,747
Huntington Bancshares Inc.	68,906	1,716
Kimco Realty Corp. REIT	33,437	1,715
Zions Bancorp	26,900	1,642
New York Community Bancorp, Inc.	79,287	1,629
Legg Mason Inc.	30,263	1,612
First Horizon National Corp.	37,138	1,610
Compass Bancshares Inc.	36,713	1,609
The Chicago Mercantile Exchange	9,900	1,597
* Ameritrade Holding Corp.	126,014	1,513
Total System Services, Inc.	59,214	1,495
* Host Marriott Corp. REIT	103,770	1,456
Duke Realty Corp. REIT	42,858	1,423
UnumProvident Corp.	88,800	1,393
iStar Financial Inc. REIT	33,462	1,380
Old Republic International Corp.	54,647	1,368
* Providian Financial Corp.	87,666	1,362
Doral Financial Corp.	32,420	1,344
Avalonbay Communities, Inc. REIT	21,655	1,304
Commerce Bancorp, Inc.	23,570	1,301
Radian Group, Inc.	27,747	1,283
TCF Financial Corp.	42,260	1,280
* E*TRADE Financial Corp.	110,214	1,259
* The Dun & Bradstreet Corp.	21,235	1,246
Hibernia Corp. Class A	46,736	1,234
Leucadia National Corp.	21,363	1,210
Developers Diversified Realty Corp. REIT	30,742	1,204
The PMI Group Inc.	28,934	1,174
Mercantile Bankshares Corp.	23,904	1,146
* DST Systems, Inc.	25,257	1,123
Assurant, Inc.	42,600	1,108
Equifax, Inc.	41,768	1,101
W.R. Berkley Corp.	25,432	1,072
Transatlantic Holdings, Inc.	19,675	1,069
Associated Banc-Corp	33,160	1,063
SEI Corp.	31,004	1,044
Health Care Properties Investors REIT	39,858	1,036
People's Bank	28,250	1,009
Liberty Property Trust REIT	25,335	1,009
Dow Jones & Co., Inc.	24,511	995
Apartment Investment & Management Co. Class A REIT	28,489	991
* Alliance Data Systems Corp.	24,300	986
Janus Capital Group Inc.	72,207	983
* AmeriCredit Corp.	47,045	982
Independence Community Bank Corp.	25,141	982
Erie Indemnity Co. Class A	19,167	978
Commerce Bancshares, Inc.	20,117	967
City National Corp.	14,727	957
Brown & Brown, Inc.	20,858	953
The Macerich Co. REIT	17,785	948
* WellChoice Inc.	25,334	946
Federated Investors, Inc.	32,725	931
Ryder System, Inc.	19,600	922
Arthur J. Gallagher & Co.	27,701	918
AMB Property Corp. REIT	24,746	916
* Markel Corp.	2,950	910
Chelsea Property Group REIT	13,390	898
Investors Financial Services Corp.	19,892	898
* The First Marblehead Corp.	19,175	890
Mercury General Corp.	16,363	865
Unitrin, Inc.	20,751	863
Regency Centers Corp. REIT	18,499	860
Hospitality Properties Trust REIT	20,145	856
Student Loan Corp.	6,000	851
Weingarten Realty Investors REIT	25,621	846
Mills Corp. REIT	16,222	841
Astoria Financial Corp.	23,430	832
A.G. Edwards & Sons, Inc.	23,987	830
Nuveen Investments, Inc. Class A	28,019	829
Protective Life Corp.	21,060	828
Eaton Vance Corp.	20,460	826
Friedman, Billings, Ramsey Group, Inc. REIT	43,212	825
Colonial BancGroup, Inc.	40,144	821
First American Corp.	26,607	820
Catellus Development Corp. REIT	30,748	815
Mack-Cali Realty Corp. REIT	18,189	806
* Conseco, Inc.	45,250	799
Sky Financial Group, Inc.	31,768	794
* BOK Financial Corp.	17,787	793
Webster Financial Corp.	16,056	793
* CapitalSource Inc.	35,400	791
Fulton Financial Corp.	36,396	779
New Plan Excel Realty Trust REIT	30,912	773
United Dominion Realty Trust REIT	38,847	770
American National Insurance Co.	7,944	769
Reinsurance Group of America, Inc.	18,653	769
Valley National Bancorp	29,801	761
Bank of Hawaii Corp.	15,973	755
* CheckFree Corp.	27,044	748
Wilmington Trust Corp.	20,141	729
Thornburg Mortgage, Inc. REIT	25,081	728
Trizec Properties, Inc. REIT	45,408	725
Cullen/Frost Bankers, Inc.	15,546	722
Capitol Federal Financial	22,080	711
Certegy, Inc.	19,053	709
Federal Realty Investment Trust REIT	15,528	683
Rayonier Inc. REIT	14,920	675
American Financial Group, Inc.	22,387	669
IndyMac Bancorp, Inc.	18,471	669
FirstMerit Corp.	25,360	667
Westcorp, Inc.	15,570	662
Ventas, Inc. REIT	25,335	657
Pan Pacific Retail Properties, Inc. REIT	12,109	655
Arden Realty Group, Inc. REIT	19,929	649
CenterPoint Properties Corp. REIT	14,500	632
* Alleghany Corp.	2,292	625
New Century Financial Corp.	10,350	623
Annaly Mortgage Management Inc. REIT	36,262	621
Fair, Isaac, Inc.	21,206	619
Deluxe Corp.	15,037	617
W Holding Co., Inc.	32,452	617
Global Payments Inc.	11,449	613
StanCorp Financial Group, Inc.	8,600	612
Reckson Associates Realty Corp. REIT	21,140	608
SL Green Realty Corp. REIT	11,700	606
The South Financial Group, Inc.	21,434	604
Jefferies Group, Inc.	17,364	599
Nationwide Financial Services, Inc.	16,975	596
First BanCorp Puerto Rico	12,300	594
HRPT Properties Trust REIT	53,953	593
HCC Insurance Holdings, Inc.	19,626	592
Washington Federal Inc.	23,505	591
BRE Properties Inc. Class A REIT	15,090	579
International Bancshares Corp.	15,629	574
CBL & Associates Properties, Inc. REIT	9,402	573
WFS Financial, Inc.	12,276	571
Cathay General Bancorp	15,214	566
Healthcare Realty Trust Inc. REIT	14,244	556
Camden Property Trust REIT	12,000	554
Health Care Inc. REIT	15,729	554
Waddell & Reed Financial, Inc.	24,762	545
CarrAmerica Realty Corp. REIT	16,651	544
Fremont General Corp.	23,507	544
Trustmark Corp.	17,390	540
Shurgard Storage Centers, Inc. Class A REIT	13,905	540
UCBH Holdings, Inc.	13,801	539
* BISYS Group, Inc.	36,689	536
Realty Income Corp. REIT	11,853	534
* Interactive Data Corp.	28,333	533
Raymond James Financial, Inc.	22,088	533
Park National Corp.	4,180	532
BancorpSouth, Inc.	23,121	532
Whitney Holdings Corp.	12,472	524
Westamerica Bancorporation	9,518	522
East West Bancorp, Inc.	15,324	515
Jack Henry & Associates Inc.	27,295	512
* Instinet Group Inc.	101,000	508
Impac Mortgage Holdings, Inc. REIT	19,300	508
Cousins Properties, Inc. REIT	14,726	505
Hudson United Bancorp	13,619	502
Essex Property Trust, Inc. REIT	6,966	501
Old National Bancorp	19,928	495
Prentiss Properties Trust REIT	13,681	493
NewAlliance Bancshares, Inc.	34,300	492
Commerce Group, Inc.	10,100	489
AmerUs Group Co.	11,784	483
* CB Richard Ellis Group, Inc.	20,901	483
First Midwest Bancorp, Inc.	13,954	482
* Affiliated Managers Group, Inc.	8,863	475
American Financial Realty Trust REIT	33,500	473
Texas Regional Bancshares, Inc.	15,103	470
Crescent Real Estate, Inc. REIT	29,763	468
Brandywine Realty Trust REIT	16,400	467
MoneyGram International, Inc.	27,090	463
UICI	14,079	461
Downey Financial Corp.	8,386	461
First Industrial Realty Trust REIT	12,464	460
United Bankshares, Inc.	13,125	455
FactSet Research Systems Inc.	9,426	454
Greater Bay Bancorp	15,507	446
* La Quinta Corp. REIT	56,120	438
* Allmerica Financial Corp.	16,143	434
Odyssey Re Holdings Corp.	19,500	433
Pennsylvania REIT	11,083	428
* National Processing, Inc.	16,055	426
Southwest Bancorporation of Texas, Inc.	21,056	424
Equity One, Inc. REIT	21,607	424
MAF Bancorp, Inc.	9,821	424
Citizens Banking Corp.	12,972	422
BlackRock, Inc.	5,700	419
Nationwide Health Properties, Inc. REIT	20,137	418
* Kronos, Inc.	9,402	416
Provident Financial Services Inc.	24,026	414
Pacific Capital Bancorp	13,902	411
Heritage Property Investment Trust REIT	14,008	409
Redwood Trust, Inc. REIT	6,526	407
* Silicon Valley Bancshares	10,924	406
Highwood Properties, Inc. REIT	16,455	405
GATX Corp.	15,100	403
Susquehanna Bancshares, Inc.	16,294	401
Home Properties, Inc. REIT	10,106	400
Flagstar Bancorp, Inc.	18,654	397
* ProAssurance Corp.	11,300	396
Taubman Co. REIT	15,300	395
* Alexander's, Inc. REIT	1,977	394
* Arch Capital Group Ltd.	10,100	393
Hilb, Rogal and Hamilton Co.	10,800	391
Washington REIT	12,877	390
Alexandria Real Estate Equities, Inc. REIT	5,928	390
* Ohio Casualty Corp.	18,407	385
Chittenden Corp.	13,927	380
Delphi Financial Group, Inc.	9,443	379
* United Rentals, Inc.	23,864	379
R.L.I. Corp.	9,930	373
First Citizens BancShares Class A	3,136	370
Selective Insurance Group	9,931	369
* Nelnet, Inc.	16,500	369
American Home Mortgage Investment Corp. REIT	13,206	369
Central Pacific Financial Co.	13,403	369
* Philadelphia Consolidated Holding Corp.	6,669	368
Corus Bankshares Inc.	8,490	366
Commercial Capital Bancorp, Inc.	16,133	366
National Financial Partners Corp.	10,100	361
Post Properties, Inc. REIT	12,054	360
Community First Bankshares, Inc.	11,151	358
Wintrust Financial Corp.	6,232	357
Capital Automotive REIT	11,300	353
First National Bankshares of Florida	14,264	350
Santander BanCorp	13,913	348
TrustCo Bank NY	27,074	347
MB Financial, Inc.	8,750	347
21st Century Insurance Group	25,970	347
* Global Signal, Inc. REIT	15,100	346
State Auto Financial Corp.	11,900	345
R & G Financial Corp. Class B	8,847	342
LandAmerica Financial Group, Inc.	7,500	341
* BankUnited Financial Corp.	11,685	341
Senior Housing Properties Trust REIT	19,054	340
Provident Bankshares Corp.	10,102	339
First Niagara Financial Group, Inc.	25,311	339
Alfa Corp.	24,109	337
Lexington Corporate Properties Trust REIT	15,471	336
* First Federal Financial Corp.	6,832	334
Commercial Federal Corp.	12,292	332
Gables Residential Trust REIT	9,700	331
Kilroy Realty Corp. REIT	8,700	331
Zenith National Insurance Corp.	7,800	330
Colonial Properties Trust REIT	8,200	330
* Triad Guaranty, Inc.	5,900	327
CVB Financial Corp.	14,656	326
BankAtlantic Bancorp, Inc. Class A	17,735	325
Northwest Bancorp, Inc.	14,293	324
* Sterling Financial Corp.	9,147	322
* Knight Trading Group, Inc.	34,768	321
Waypoint Financial Corp.	11,637	321
Newcastle Investment Corp. REIT	10,431	320
Novastar Financial, Inc. REIT	7,300	318
The Phoenix Cos., Inc.	30,030	313
UMB Financial Corp.	6,552	312
Horace Mann Educators Corp.	17,585	309
Maguire Properties, Inc. REIT	12,600	306
* Universal American Financial Corp.	23,657	306
* Financial Federal Corp.	8,000	300
S & T Bancorp, Inc.	8,276	296
Inland Real Estate Corp. REIT	19,889	291
F.N.B. Corp.	13,081	289
* Accredited Home Lenders Holding Co.	7,500	289
Stewart Information Services Corp.	7,320	288
* Jones Lang Lasalle Inc.	8,711	288
Hancock Holding Co.	9,004	286
EastGroup Properties, Inc. REIT	8,600	286
Apollo Investment Corp.	20,092	284
* USI Holdings Corp.	20,819	284
Alabama National BanCorporation	4,600	275
* Sotheby's Holdings Class A	17,274	272
Republic Bancorp, Inc.	17,615	271
Infinity Property & Casualty Corp.	9,041	267
John H. Harland Co.	8,500	266
CRT Properties, Inc. REIT	12,300	264
* National Western Life Insurance Co. Class A	1,600	261
Tanger Factory Outlet Centers, Inc. REIT	5,789	259
Umpqua Holdings Corp.	11,338	256
Brookline Bancorp, Inc.	16,319	256
* eSPEED, Inc. Class A	26,001	256
Harbor Florida Bancshares, Inc.	8,200	255
United Community Banks, Inc.	10,500	255
Chemical Financial Corp.	6,973	255
* CompuCredit Corp.	13,600	253
* Ocwen Financial Corp.	27,600	253
Bank Mutual Corp.	20,911	251
Commercial Net Lease Realty REIT	13,509	246
National Health Investors REIT	8,600	245
FBL Financial Group, Inc. Class A	9,309	244
* eFunds Corp.	13,075	243
Summit Properties, Inc. REIT	8,909	241
PS Business Parks, Inc. REIT	5,944	237
* Argonaut Group, Inc.	12,674	237
Glimcher Realty Trust REIT	9,734	237
Advanta Corp. Class A	10,363	236
PFF Bancorp, Inc.	6,160	236
United Fire & Casualty Co.	4,100	235
Harleysville Group, Inc.	11,350	234
AMLI Residential Properties Trust REIT	7,627	233
First Commonwealth Financial Corp.	16,496	225
* Danielson Holdings Corp.	36,760	224
NBT Bancorp, Inc.	9,553	224
National Penn Bancshares Inc.	6,981	223
Getty Realty Holding Corp. REIT	8,500	223
First Financial Bancorp	12,982	222
First Charter Corp.	9,100	220
* Piper Jaffray Cos., Inc.	5,510	218
RAIT Investment Trust REIT	7,955	218
Kansas City Life Insurance Co.	5,101	217
First Republic Bank	4,700	216
Mid-America Apartment Communities, Inc. REIT	5,533	216
* World Acceptance Corp.	9,100	212
Town & Country Trust REIT	8,300	211
Amcore Financial, Inc.	7,400	210
Corporate Office Properties Trust, Inc. REIT	8,197	210
Entertainment Properties Trust REIT	5,534	209
Omega Healthcare Investors, Inc. REIT	19,366	208
Manufactured Home Communities, Inc. REIT	6,250	208
BioMed Realty Trust, Inc. REIT	11,800	208
Charter Financial Corp.	6,100	207
Sun Communities, Inc. REIT	5,226	205
* NCO Group, Inc.	7,595	205
Riggs National Corp.	9,200	204
Dime Community Bancshares	12,112	203
Oriental Financial Group Inc.	7,438	201
Irwin Financial Corp.	7,787	201
Anchor Bancorp Wisconsin Inc.	7,700	199
Main Street Banks, Inc.	6,500	199
Great American Financial Resources, Inc.	13,000	199
* Investment Technology Group, Inc.	12,937	198
* Eurobancshares, Inc.	10,600	197
First Federal Capital Corp.	6,500	197
Community Bank System, Inc.	7,800	196
Glenborough Realty Trust, Inc. REIT	9,400	195
Harleysville National Corp.	7,938	195
Community Trust Bancorp Inc.	6,234	194
* Saxon REIT Inc.	9,000	194
Westbanco Inc.	6,651	193
* Navigators Group, Inc.	6,593	193
American Equity Investment Life Holding Co.	20,100	191
Cash America International Inc.	7,787	190
Mid-State Bancshares	7,400	190
Presidential Life Corp.	10,900	187
Hudson River Bancorp. Inc.	9,800	186
* FelCor Lodging Trust, Inc. REIT	16,368	185
WSFS Financial Corp.	3,700	185
City Holding Co.	5,595	184
Luminent Mortgage Capital, Inc. REIT	14,500	184
LaSalle Hotel Properties REIT	6,660	184
Hanmi Financial Corp.	6,078	184
MCG Capital Corp.	10,482	182
OceanFirst Financial Corp.	7,450	181
First Financial Holdings, Inc.	5,700	178
Independent Bank Corp. (MI)	6,583	178
Frontier Financial Corp.	5,000	177
Sovran Self Storage, Inc. REIT	4,500	176
Cascade Bancorp	9,045	175
* American Physicians Capital, Inc.	5,700	175
Prosperity Bancshares, Inc.	6,500	174
First Financial Bankshares, Inc.	4,298	173
Sterling Bancshares, Inc.	12,600	169
Anthracite Capital Inc. REIT	15,200	169
Boston Private Financial Holdings, Inc.	6,763	169
U.S.B. Holding Co., Inc.	6,664	168
* Metris Cos., Inc.	17,077	167
Midland Co.	6,106	167
Southwest Bancorp, Inc.	7,544	166
Capital Corp. of the West	3,832	165
* ITLA Capital Corp.	3,561	165
* Signature Bank	6,131	164
Independent Bank Corp. (MA)	5,300	164
Simmons First National Corp.	6,400	164
Universal Health Realty Income REIT	5,400	164
* Encore Capital Group, Inc.	8,654	163
* Ace Cash Express, Inc.	6,250	163
Parkway Properties Inc. REIT	3,500	163
* S1 Corp.	20,284	162
* InterCept, Inc.	8,600	161
First Source Corp.	6,281	161
McGrath Rent Corp.	4,400	161
Provident Financial Holdings, Inc.	5,529	160
Innkeepers USA Trust REIT	12,800	159
* Credit Acceptance Corp.	8,361	158
Bristol West Holdings, Inc.	9,200	158
* Central Coast Bancorp	7,702	157
* Marlin Business Services Inc.	8,364	157
Arrow Financial Corp.	5,224	157
NDCHealth Corp.	9,735	156
Cornerstone Realty Income Trust, Inc. REIT	15,941	156
Flushing Financial Corp.	8,152	155
Cross Timbers Royalty Trust	4,654	154
* Advent Software, Inc.	9,119	153
* Criimi Mae, Inc. REIT	10,320	151
Saul Centers, Inc. REIT	4,606	151
Glacier Bancorp, Inc.	5,175	151
First Financial Corp. (IN)	4,800	151
Ramco-Gershenson Properties Trust REIT	5,510	149
Partners Trust Financial Group, Inc.	14,397	149
Summit Bancshares, Inc.	4,477	149
Unizan Financial Corp.	5,385	149
Gabelli Asset Management Inc.	3,465	148
Gold Banc Corp., Inc.	11,000	148
Capital Trust Class A REIT	5,099	148
Net.Bank, Inc.	14,522	145
NYMAGIC, Inc.	6,600	144
Sandy Spring Bancorp, Inc.	4,400	144
PrivateBancorp, Inc.	5,256	142
Medallion Financial Corp.	15,584	141
* United PanAm Financial Corp.	7,800	140
Equity Inns, Inc. REIT	14,200	140
* LaBranche & Co. Inc.	16,599	140
First Place Financial Corp.	6,880	138
Great Southern Bancorp, Inc.	4,400	138
Ashford Hospitality Trust REIT	14,600	137
Oak Hill Financial, Inc.	3,942	137
Kramont Realty Trust REIT	7,300	136
First Merchants Corp.	5,502	136
Capital City Bank Group, Inc.	3,500	135
* PMA Capital Corp. Class A	17,912	135
BancFirst Corp.	2,100	135
Massbank Corp.	3,571	133
* CNA Surety Corp.	12,510	133
* MeriStar Hospitality Corp. REIT	24,309	132
Highland Hospitality Corp. REIT	11,600	132
* Cardinal Financial Corp.	14,035	132
Peoples Holding Co.	4,050	132
Vesta Insurance Group, Inc.	29,200	131
* Digital Insight Corp.	9,560	130
First South Bancorp, Inc.	5,175	129
Government Properties Trust, Inc. REIT	13,400	127
* Consumer Portfolio Services, Inc.	27,000	127
Associated Estates Realty Corp. REIT	12,600	126
* Ceres Group, Inc.	23,023	125
HMN Financial, Inc.	4,500	125
Anworth Mortgage Asset Corp. REIT	10,862	124
Seacoast Banking Corp. of Florida	5,764	123
First Community Bancorp	3,000	123
American Land Lease, Inc. REIT	6,300	122
Columbia Banking System, Inc.	5,134	122
* First Mariner Bancorp, Inc.	7,079	122
MFA Mortgage Investments, Inc. REIT	13,200	122
Bryn Mawr Bank Corp.	6,033	121
West Coast Bancorp	5,800	121
Merchants Bancshares, Inc.	4,197	121
* iPayment Holdings, Inc.	3,000	120
Crawford & Co. Class B	17,950	120
Columbia Bancorp	4,100	119
American National Bankshares Inc.	4,906	119
U.S. Restaurant Properties, Inc. REIT	7,050	119
* Banc Corp.	17,000	119
* American Independence Corp.	7,954	119
CoBiz Inc.	7,182	119
Washington Trust Bancorp, Inc.	4,538	119
Value Line, Inc.	3,200	118
Horizon Financial Corp.	6,140	118
* Carreker Corp.	15,400	117
* Prime Group Realty Trust REIT	20,500	117
* The Bancorp Bank	5,700	116
Greenhill & Co., Inc.	4,900	116
Fidelity Bankshares, Inc.	3,100	115
Correctional Properties Trust REIT	4,200	115
First Bancorp (NC)	3,400	115
* Republic First Bancorp, Inc.	8,690	114
Interchange Financial Services Corp.	4,716	113
Sterling Bancorp	4,175	113
FNB Financial Services Corp.	5,850	113
* E-LOAN, Inc.	52,800	112
Heritage Financial Corp.	5,452	112
Suffolk Bancorp	3,700	112
Capstead Mortgage Corp. REIT	8,812	110
* Franklin Bank Corp.	6,400	109
Newmil Bancorp, Inc.	3,700	109
* TNS Inc.	5,600	109
Omega Financial Corp.	3,100	107
* Placer Sierra Bancshares	5,100	107
First Indiana Corp.	5,322	107
MutualFirst Financial Inc.	4,413	107
AmeriVest Properties, Inc. REIT	15,900	107
* HealthExtras, Inc.	7,600	106
Capital Title Group, Inc.	20,400	106
* Asset Acceptance Capital Corp.	6,194	105
Safety Insurance Group, Inc.	4,726	105
Sanders Morris Harris Group Inc.	8,700	105
United Mobile Homes, Inc. REIT	7,300	105
* Tradestation Group Inc.	17,060	105
Investors Real Estate Trust REIT	10,400	104
Bay View Capital Corp.	6,292	104
Integra Bank Corp.	4,758	103
Warwick Community Bancorp, Inc.	3,113	103
* Euronet Worldwide, Inc.	5,500	103
Security Bank Corp.	2,936	103
* DutchFork Bancshares, Inc.	2,400	103
* Stifel Financial Corp.	5,200	102
Wainwright Bank & Trust Co.	8,930	102
Affordable Residential Communities REIT	6,966	102
LSB Corp.	5,100	101
Pulaski Financial Corp.	5,180	101
Bedford Property Investors, Inc. REIT	3,300	100
Winston Hotels, Inc. REIT	9,300	100
* PRG-Schultz International, Inc.	17,111	98
* Sun Bancorp, Inc. (NJ)	4,370	96
Sizeler Property Investors, Inc. REIT	10,200	95
Rainier Pacific Financial Group Inc.	5,320	95
Yardville National Bancorp	3,254	95
BNP Residential Properties, Inc. REIT	6,800	93
Price Legacy Corp. REIT	4,875	92
* Pacific Premier Bancorp, Inc.	7,760	92
Midwest Banc Holdings, Inc.	4,750	91
Banner Corp.	3,100	91
Sterling Financial Corp. (PA)	3,375	91
North Valley Bancorp	5,050	90
Acadia Realty Trust REIT	6,100	90
Jefferson Bancshares, Inc.	6,800	89
Century Bancorp, Inc. Class A	2,771	88
LTC Properties, Inc. REIT	4,900	88
* Boykin Lodging Co. REIT	10,316	87
Farmers Capital Bank Corp.	2,500	86
* PICO Holdings, Inc.	4,502	86
* Amnet Mortgage INC	10,800	85
TF Financial Corp.	3,000	85
Peapack Gladstone Financial Corp.	2,772	84
Unity Bancorp, Inc.	6,770	84
Urstadt Biddle Properties Class A REIT	5,300	81
Mission West Properties Inc. REIT	7,800	81
* Ameriserv Financial Inc.	16,000	80
First Federal Bancshares of Arkansas, Inc.	3,800	78
* HomeStore, Inc.	33,403	77
Chester Valley Bancorp	3,871	77
Bank of Granite Corp.	3,959	77
Willow Grove Bancorp, Inc.	4,635	77
Codorus Valley Bancorp, Inc.	4,098	76
KNBT Bancorp Inc.	4,517	76
SWS Group, Inc.	4,714	76
CFS Bancorp, Inc.	5,400	75
* Portfolio Recovery Associates, Inc.	2,500	73
Investors Title Co.	2,400	73
Community Banks, Inc.	2,492	72
Greater Delaware Valley Savings Bank	2,275	71
Baldwin & Lyons, Inc. Class B	2,811	71
Peoples Bancorp, Inc.	2,687	71
Greater Community Bancorp	4,936	70
Foothill Independent Bancorp	3,161	70
Strategic Hotel Capital, Inc. REIT	5,100	69
* Ampal-American Israel Corp.	19,836	68
HopFed Bancorp, Inc.	4,000	68
* Bankrate, Inc.	6,050	68
Sound Federal Bancorp Inc.	4,600	67
Old Second Bancorp, Inc.	2,400	67
First Midwest Financial, Inc.	3,000	67
Tompkins Trustco, Inc.	1,430	66
Team Financial, Inc.	6,000	66
First Busey Corp.	3,421	65
* SVB Financial Services	3,638	65
United Community Financial Corp.	5,693	65
* Federal Agricultural Mortgage Corp. Class A	3,500	63
Nara Bancorp, Inc.	3,100	62
Donegal Group Inc.	3,200	62
Provident Bancorp, Inc.	5,230	61
* CCC Information Services Group	3,412	60
FNB Corp. (VA)	2,258	60
Bank of the Ozarks, Inc.	2,000	59
Maxcor Financial Group Inc.	6,500	58
BCSB Bankcorp, Inc.	3,500	58
IBERIABANK Corp.	1,000	58
Comm Bancorp, Inc.	1,400	57
BancTrust Financial Group, Inc.	2,957	56
Cohen & Steers, Inc.	3,600	56
State Bancorp, Inc.	2,453	56
Mainsource Financial Group, Inc.	2,705	55
* Willis Lease Finance Corp.	7,100	55
Windrose Medical Properties Trust REIT	4,200	55
Citizens 1st Bancorp, Inc.	2,148	54
First State Bancorporation	1,691	53
German American Bancorp	3,080	52
Wayne Savings Bancshares, Inc.	3,200	52
* Texas Capital Bancshares, Inc.	2,800	51
Union Bankshares Corp.	1,600	50
National Health Realty Inc. REIT	2,600	50
Independence Holding Co.	2,802	50
* QC Holdings Inc.	3,108	50
* First Union Real Estate REIT	15,906	49
* Hypercom Corp.	6,700	49
State Financial Services Corp. Class A	1,800	49
* Citizens, Inc.	8,038	48
* TheStreet.com, Inc.	12,750	48
NASB Financial Inc.	1,210	48
Capital Bank Corp.	2,900	46
Pennfed Financial Services, Inc.	1,524	46
Republic Bancorp, Inc. Class A	1,970	46
EMC Insurance Group, Inc.	2,142	45
First Potomac REIT	2,136	44
Capitol Bancorp Ltd.	1,490	44
Coastal Financial Corp.	3,003	43
Ameriana Bancorp	2,600	42
S.Y. Bancorp, Inc.	1,800	41
Falcon Financial Investment Trust REIT	4,989	40
Electro Rent Corp.	3,600	40
CityBank Lynnwood WA	1,136	40
Landmark Bancorp Inc.	1,284	38
TIB Financial Corp.	1,700	38
TriCo Bancshares	1,677	35
Financial Institutions, Inc.	1,500	34
Pennrock Financial Services Corp.	1,210	34
Webster City Federal Bancorp	2,400	33
* Archipelago Holdings Inc.	2,200	33
First Oak Brook Bancshares, Inc.	1,050	32
Camden National Corp.	900	31
Kite Realty Group Trust REIT	2,200	29
Lakeland Financial Corp.	849	29
First Keystone Financial, Inc.	1,301	29
Humphrey Hospitality Trust, Inc. REIT	7,300	29
Extra Space Storage Inc. REIT	2,200	28
Berkshire Hills Bancorp, Inc.	741	27
Royal Bancshares of Pennsylvania, Inc.	1,122	27
Clifton Savings Bancorp, Inc.	2,331	27
HF Financial Corp.	1,540	26
* HomeBanc Corp. REIT	2,800	25
* Intersections Inc.	1,670	24
Track Data Corp.	30,200	23
* Collegiate Funding Services, Inc.	1,800	23
Belmont Bancorp	3,900	22
Westfield Financial, Inc.	900	21
* First Cash Financial Services, Inc.	1,050	21
* Portal Software, Inc.	7,120	19
* International Assets Holding Corp.	2,395	19
Eastern Virginia Bankshares, Inc.	773	18
* United National Group Ltd. Class A	1,221	18
Citizens South Banking Corp.	1,400	18
* CyberSource Corp.	3,300	16
Arbor Realty Trust, Inc. REIT	600	13
* Rewards Network Inc.	1,900	13
Community West Bancshares	1,200	13
FirstBank Corp.	396	11
* InsWeb Corp.	3,108	9
* Intelidata Technologies Corp.	23,644	8
Camco Financial Corp.	505	8
Ziegler Cos., Inc.	382	7
First M&F Corp.	182	6
Capital Lease Funding, Inc. REIT	500	6
United Financial Corp.	150	4
* Corillian Corp.	700	3
Pittsburgh & West Virginia Railroad REIT	300	3
Burnham Pacific Properties, Inc. REIT	19,000	2
Habersham Bancorp	100	2
* Horizon Group Properties, Inc. REIT	270	1
Hoenig Group, Inc. Rights Exp. 9/1/2006	6,100	1
* EBS Litigation LLC	6,856	-
* Pinnacle Holdings Inc. Warrants Exp. 11/13/2007	30	-

		906,085

Health Care (7.5%)
Pfizer Inc.	2,258,618	69,114
Johnson & Johnson	887,890	50,015
Merck & Co., Inc.	663,752	21,904
* Amgen, Inc.	378,733	21,466
Eli Lilly & Co.	337,885	20,289
Abbott Laboratories	466,992	19,781
Medtronic, Inc.	361,834	18,778
Wyeth	399,041	14,924
UnitedHealth Group Inc.	198,900	14,667
Bristol-Myers Squibb Co.	581,884	13,773
* Boston Scientific Corp.	251,965	10,011
* Genentech, Inc.	186,580	9,781
Schering-Plough Corp.	440,510	8,396
Guidant Corp.	94,116	6,215
* Biogen Idec Inc.	101,290	6,196
Baxter International, Inc.	183,982	5,917
* Zimmer Holdings, Inc.	73,044	5,773
Stryker Corp.	119,764	5,758
Cardinal Health, Inc.	128,790	5,637
HCA Inc.	138,167	5,271
* Forest Laboratories, Inc.	110,841	4,986
* WellPoint Health Networks Inc. Class A	47,064	4,946
* Gilead Sciences, Inc.	128,836	4,816
Aetna Inc.	45,968	4,594
* Caremark Rx, Inc.	139,436	4,472
* St. Jude Medical, Inc.	53,036	3,992
Becton, Dickinson & Co.	75,027	3,879
* Genzyme Corp.-General Division	68,253	3,714
* Anthem, Inc.	41,824	3,649
Biomet, Inc.	76,157	3,570
Allergan, Inc.	40,171	2,914
Quest Diagnostics, Inc.	31,179	2,751
* Medco Health Solutions, Inc.	81,019	2,503
* Chiron Corp.	56,174	2,483
McKesson Corp.	87,194	2,237
* Laboratory Corp. of America Holdings	42,603	1,863
AmerisourceBergen Corp.	33,579	1,804
C.R. Bard, Inc.	31,192	1,766
* MedImmune Inc.	74,459	1,765
IMS Health, Inc.	71,318	1,706
* Patterson Cos	20,656	1,581
* Express Scripts Inc.	23,224	1,517
* Tenet Healthcare Corp.	139,026	1,500
Health Management Associates Class A	72,671	1,485
Mylan Laboratories, Inc.	80,882	1,456
* Hospira, Inc.	46,979	1,438
* Celgene Corp.	24,642	1,435
* Coventry Health Care Inc.	26,869	1,434
* IVAX Corp.	74,860	1,434
* Varian Medical Systems, Inc.	41,108	1,421
* Barr Pharmaceuticals Inc.	31,493	1,305
* ImClone Systems, Inc.	24,685	1,305
* Sepracor Inc.	26,267	1,281
* Millennium Pharmaceuticals, Inc.	92,025	1,262
DENTSPLY International Inc.	24,228	1,258
Bausch & Lomb, Inc.	15,950	1,060
* Kinetic Concepts, Inc.	19,965	1,049
Beckman Coulter, Inc.	18,476	1,037
* Humana Inc.	48,408	967
* Watson Pharmaceuticals, Inc.	32,776	966
* PacifiCare Health Systems, Inc.	26,018	955
* DaVita, Inc.	29,937	933
* Lincare Holdings, Inc.	30,257	899
Omnicare, Inc.	31,484	893
* Invitrogen Corp.	15,952	877
* King Pharmaceuticals, Inc.	72,339	864
* Health Net Inc.	33,799	836
* Henry Schein, Inc.	13,326	830
* Cephalon, Inc.	17,172	823
* Cytyc Corp.	33,532	810
Manor Care, Inc.	26,995	809
* Community Health Systems, Inc.	29,858	797
* Triad Hospitals, Inc.	23,043	794
Universal Health Services Class B	17,587	765
* OSI Pharmaceuticals, Inc.	12,382	761
* Covance, Inc.	18,839	753
* Endo Pharmaceuticals Holdings, Inc.	39,480	725
* Millipore Corp.	15,126	724
* Dade Behring Holdings Inc.	12,900	719
Cooper Cos., Inc.	9,900	679
Medicis Pharmaceutical Corp.	16,892	659
* WebMD Corp.	93,749	652
* Renal Care Group, Inc.	20,087	647
* Charles River Laboratories, Inc.	13,906	637
* Stericycle, Inc.	13,681	628
* Pharmaceutical Product Development, Inc.	17,174	618
* Respironics, Inc.	11,565	618
Valeant Pharmaceuticals International	25,148	607
* Edwards Lifesciences Corp.	17,917	600
* Gen-Probe Inc.	15,020	599
* Eon Labs, Inc.	27,200	590
* American Pharmaceuticals Partners, Inc.	21,300	587
* Amylin Pharmaceuticals, Inc.	28,224	579
* MGI Pharma, Inc.	21,522	574
* Affymetrix, Inc.	18,194	559
* Protein Design Labs, Inc.	28,426	557
* IDEXX Laboratories Corp.	10,539	535
* INAMED Corp.	10,934	521
* Neurocrine Biosciences, Inc.	10,935	516
* VCA Antech, Inc.	24,600	507
* Andrx Group	21,884	489
* ResMed Inc.	10,127	482
* Pharmion Corp.	9,300	481
* Techne Corp.	12,374	472
* Cerner Corp.	10,837	469
* ICOS Corp.	19,120	462
* STERIS Corp.	20,971	460
* Onyx Pharmaceuticals, Inc.	10,548	454
* First Health Group Corp.	27,930	449
Perrigo Co.	21,266	437
Mentor Corp.	12,916	435
* Human Genome Sciences, Inc.	39,863	435
* Advanced Medical Optics, Inc.	10,948	433
* Martek Biosciences Corp.	8,884	432
* Inveresk Research Group Inc.	11,600	428
* AMERIGROUP Corp.	7,463	420
* Apria Healthcare Group Inc.	15,341	418
Select Medical Corp.	30,947	416
Invacare Corp.	9,007	414
* Eyetech Pharmaceuticals Inc.	12,107	412
* Pediatrix Medical Group, Inc.	7,457	409
* Bio-Rad Laboratories, Inc. Class A	7,800	399
* Sierra Health Services, Inc.	8,284	397
* Kos Pharmaceuticals, Inc.	11,044	393
Arrow International, Inc.	13,055	390
* Magellan Health Services, Inc.	10,615	388
* PAR Pharmaceutical Cos. Inc.	10,327	371
* AtheroGenics, Inc.	11,245	371
Diagnostic Products Corp.	9,000	368
* American Medical Systems Holdings, Inc.	10,121	367
* Ocular Sciences, Inc.	7,600	365
* Nektar Therapeutics	25,175	365
* LifePoint Hospitals, Inc.	11,911	357
* Sybron Dental Specialties, Inc.	11,936	354
* The Medicines Co.	14,416	348
* Accredo Health, Inc.	14,642	345
* NeighborCare Inc.	13,065	331
* Biosite Inc.	6,700	328
* American Healthways Inc.	11,213	326
* Kyphon Inc.	12,902	320
* IDX Systems Corp.	9,600	312
* NPS Pharmaceuticals Inc.	14,246	310
* Alkermes, Inc.	26,114	301
* VISX Inc.	14,439	297
* ILEX Oncology, Inc.	11,760	296
* United Surgical Partners International, Inc.	8,525	293
* Immucor Inc.	11,769	291
Owens & Minor, Inc. Holding Co.	11,260	286
* CONMED Corp.	10,859	286
* Zymogenetics, Inc.	16,375	286
* Province Healthcare Co.	13,550	283
* Ventana Medical Systems, Inc.	5,500	277
* Wellcare Group Inc.	14,600	277
* Telik, Inc.	12,383	276
* United Therapeutics Corp.	7,900	276
* Salix Pharmaceuticals, Ltd.	12,669	273
Alpharma, Inc. Class A	14,747	270
* MannKind Corp.	13,459	270
* Align Technology, Inc.	17,361	265
* Connetics Corp.	9,803	265
* Genencor International Inc.	16,391	263
* Advanced Neuromodulation Systems, Inc.	8,650	263
* Impax Laboratories, Inc.	16,674	256
* K-V Pharmaceutical Co. Class A	14,136	253
* Kindred Healthcare, Inc.	10,332	252
* Abgenix, Inc.	25,489	251
* Integra LifeSciences Holdings	7,700	247
* Applera Corp.-Celera Genomics Group	20,757	243
* Wright Medical Group, Inc.	9,600	241
* Eclipsys Corp.	15,400	240
* Priority Healthcare Corp. Class B	11,918	240
* Tanox, Inc.	14,217	240
* Ligand Pharmaceuticals Inc. Class B	23,388	234
* Sunrise Senior Living, Inc.	6,500	228
* Vicuron Pharmaceuticals Inc.	15,541	228
* Intuitive Surgical, Inc.	9,174	227
* Bone Care International, Inc.	9,300	226
* Vertex Pharmaceuticals, Inc.	21,521	226
* Rigel Pharmaceuticals, Inc.	8,889	225
* Haemonetics Corp.	6,762	222
* Atrix Laboratories, Inc.	7,200	221
* American Medical Security Group, Inc.	6,900	221
PolyMedica Corp.	7,071	218
* Nabi Biopharmaceuticals	16,271	218
* Centene Corp.	5,100	217
* EPIX Medical, Inc.	10,871	210
* PSS World Medical, Inc.	20,850	209
* Medarex, Inc.	28,251	208
* eResearch Technology, Inc.	15,450	206
* Molina Healthcare Inc.	5,800	206
* SurModics, Inc.	8,600	204
* Beverly Enterprises, Inc.	26,500	201
* Incyte Corp.	20,282	195
* ArthroCare Corp.	6,638	194
* Enzon Pharmaceuticals, Inc.	12,091	193
* First Horizon Pharmaceutical Corp.	9,600	192
* Transkaryotic Therapies, Inc.	10,833	192
* AmSurg Corp.	9,000	191
* Aspect Medical Systems, Inc.	10,515	190
* PAREXEL International Corp.	9,700	190
* Regeneron Pharmaceuticals, Inc.	21,301	185
* Myriad Genetics, Inc.	10,747	184
* Encysive Pharmaceuticals, Inc.	20,000	181
* Cyberonics, Inc.	8,700	178
* Quality Systems, Inc.	3,500	177
* Odyssey Healthcare, Inc.	9,900	176
* Hologic, Inc.	9,100	175
Analogic Corp.	4,200	175
Landauer, Inc.	3,700	174
* Noven Pharmaceuticals, Inc.	8,300	173
* Kensey Nash Corp.	6,600	173
* Chattem, Inc.	5,305	171
LCA-Vision Inc.	6,584	170
* Molecular Devices Corp.	7,200	170
* Genesis Healthcare Corp.	5,532	168
* Omnicell, Inc.	12,700	168
* Sola International Inc.	8,800	168
* VaxGen, Inc.	12,500	167
* Candela Corp.	14,448	167
* Cypress Bioscience, Inc.	14,277	167
* Matria Healthcare, Inc.	5,825	165
West Pharmaceutical Services, Inc.	7,800	163
* Gentiva Health Services, Inc.	9,831	161
* Serologicals Corp.	6,856	160
* Exelixis, Inc.	19,705	159
* Viasys Healthcare Inc.	9,374	157
* Ista Pharmaceuticals Inc.	12,590	153
* Cepheid, Inc.	17,600	152
* Thoratec Corp.	15,562	150
* Per-Se Technologies, Inc.	10,884	149
Datascope Corp.	3,994	149
* America Service Group Inc.	3,600	148
* TriPath Imaging, Inc.	18,000	147
* Penwest Pharmaceuticals Co.	12,850	145
Option Care, Inc.	9,319	144
* InKine Pharmaceutical Co., Inc.	28,300	144
* RehabCare Group, Inc.	6,200	143
* Nuvelo, Inc.	14,252	141
* SonoSite, Inc.	5,400	141
* Able Laboratories, Inc.	7,250	139
* Inspire Pharmaceuticals, Inc.	8,813	139
* Digene Corp.	5,225	136
* Enzo Biochem, Inc.	8,891	133
* Idenix Pharmaceuticals Inc.	8,248	132
* Bradley Pharmaceuticals, Inc.	6,405	130
* Medical Action Industries Inc.	7,800	130
Meridian Bioscience Inc.	9,748	130
* Discovery Laboratories, Inc.	18,976	127
* DJ Orthopedics Inc.	7,100	125
* HMS Holdings Corp.	19,153	124
* CYTOGEN Corp.	11,779	124
* CTI Molecular Imaging, Inc.	15,300	123
* CardioDynamics International Corp.	26,500	122
Vital Signs, Inc.	3,800	122
* Vivus, Inc.	26,934	121
* US Physical Therapy, Inc.	8,800	120
* CuraGen Corp.	21,619	119
* InterMune Inc.	10,000	118
* ICU Medical, Inc.	4,500	117
* Adolor Corp.	10,400	117
* Alliance Imaging, Inc.	15,500	116
* Pharmacyclics, Inc.	11,200	115
* Dyax Corp.	15,097	115
* Seattle Genetics, Inc.	17,522	115
* Lexicon Genetics Inc.	17,419	115
* Collagenex Pharmaceuticals, Inc.	17,400	114
* Advanced Magnetics, Inc.	8,100	113
* Possis Medical Inc.	7,200	113
* BioMarin Pharmaceutical Inc.	21,500	112
* Cell Genesys, Inc.	12,265	110
* Regeneration Technologies, Inc.	13,700	110
* Cubist Pharmaceuticals, Inc.	11,067	109
* Alexion Pharmaceuticals, Inc.	6,046	109
* VitalWorks Inc.	28,876	108
* Wilson Greatbatch Technologies, Inc.	5,941	106
* CorVel Corp.	3,550	105
* Dendreon Corp.	12,400	104
* Diversa Corp.	12,461	104
* CryoLife Inc.	14,300	104
* Illumina, Inc.	17,536	104
* Zoll Medical Corp.	3,100	104
* Aclara Biosciences, Inc.	26,105	103
* Spectranetics Corp.	20,000	102
* LabOne, Inc.	3,480	102
* CV Therapeutics, Inc.	8,094	101
* ImmunoGen, Inc.	20,000	101
* SuperGen, Inc.	16,300	101
* ARIAD Pharmaceuticals, Inc.	15,012	100
* Psychiatric Solutions, Inc.	3,954	100
* GenVec, Inc.	38,697	100
* Microvision, Inc.	16,600	98
* MedCath Corp.	6,200	98
* Corgentech Inc.	5,740	98
* Virologic, Inc.	48,500	97
* OraSure Technologies, Inc.	15,300	96
* La Jolla Pharmaceutical Co.	31,400	96
* Maxygen Inc.	9,677	96
* Specialty Laboratories, Inc.	9,100	96
* NitroMed, Inc.	4,000	95
* Allscripts Healthcare Solutions, Inc.	10,500	95
* Aksys, Ltd.	19,800	94
* Oxigene, Inc.	15,248	93
* Inverness Medical Innovations, Inc.	4,466	93
* Trimeris, Inc.	6,104	92
* Oscient Pharmaceuticals	25,790	92
* Neogen Corp.	4,659	91
* Guilford Pharmaceuticals, Inc.	18,006	90
* Pozen Inc.	10,300	90
* Axonyx Inc.	15,900	90
* Genaissance Pharmaceuticals, Inc.	28,300	90
* Nastech Pharmaceutical Co., Inc.	6,200	89
* Indevus Pharmaceuticals, Inc.	12,400	88
Hooper Holmes, Inc.	19,400	87
* Genta Inc.	31,730	85
* Albany Molecular Research, Inc.	8,811	85
* Closure Medical Corp.	5,898	84
* Bruker BioSciences Corp.	23,854	83
Young Innovations, Inc.	2,500	83
* Hollis-Eden Pharmaceuticals, Inc.	7,600	82
* National Dentex Corp.	2,900	82
* Luminex Corp.	11,448	82
* Embrex, Inc.	5,929	80
* Geron Corp.	13,380	80
* Peregrine Pharmaceuticals, Inc.	48,932	79
* ABIOMED, Inc.	8,900	79
* Neose Technologies, Inc.	10,300	77
* Lipid Sciences, Inc.	15,377	77
* Isis Pharmaceuticals, Inc.	15,600	76
* Theragenics Corp.	20,616	75
* IVAX Diagnostics, Inc.	13,300	73
* Titan Pharmaceuticals, Inc.	30,335	72
* Iridex Corp.	11,400	72
* DOV Pharmaceutical, Inc.	4,200	72
* SciClone Pharmaceuticals, Inc.	20,200	72
* GTx, Inc.	6,100	71
* Animas Corp.	4,322	70
* Antigenics, Inc.	11,512	69
* SONUS Pharmaceuticals, Inc.	18,700	69
* Insmed Inc.	41,150	69
* Laserscope	3,400	69
* NeoPharm, Inc.	7,854	67
* Harvard Bioscience, Inc.	15,261	67
* OCA Inc.	13,935	66
* Quidel Corp.	14,500	66
* Carrington Labs Inc.	17,700	65
* Cell Therapeutics, Inc.	9,427	65
* Progenics Pharmaceuticals, Inc.	4,400	64
* Corixa Corp.	15,369	64
* Accelrys Inc.	9,800	64
* Orphan Medical, Inc.	5,952	63
* GTC Biotherapeutics, Inc.	35,600	63
* Myogen, Inc.	7,639	62
* I-Flow Corp.	4,200	61
* Res-Care, Inc.	5,000	59
* Northfield Laboratories, Inc.	4,400	59
* Merit Medical Systems, Inc.	3,889	59
* Orchid Biosciences, Inc.	7,289	59
* SFBC International, Inc.	2,200	58
* Five Star Quality Care, Inc.	8,086	58
* SIGA Technologies, Inc.	43,100	57
* Conceptus, Inc.	6,100	57
* Cytokinetics, Inc.	4,184	56
* Exact Sciences Corp.	16,860	56
* EntreMed, Inc.	31,300	54
* Amedisys Inc	1,800	54
E-Z-EM, Inc.	3,000	54
* Third Wave Technologies	7,800	54
* Abaxis, Inc.	4,100	53
Healthcare Services Group, Inc.	2,952	53
* Caliper Life Sciences, Inc.	7,380	52
BioLase Technology, Inc.	6,300	51
* Columbia Laboratories Inc.	16,765	51
* Gene Logic Inc.	13,200	49
* Interpharm Holdings, Inc.	15,300	48
* Ciphergen Biosystems, Inc.	12,337	48
* Continucare Corp.	28,000	48
* Targeted Genetics Corp.	34,851	48
* VistaCare, Inc.	3,100	47
* Avigen, Inc.	12,578	47
* Prime Medical Services, Inc.	6,355	46
* Savient Pharmaceuticals Inc.	19,800	46
* Hi-Tech Pharmacal Co., Inc.	2,842	45
* XOMA Ltd.	19,100	44
Computer Programs and Systems, Inc.	2,200	44
* Immunomedics Inc.	16,900	44
* Epimmune Inc.	32,750	44
* Stereotaxis Inc.	4,500	44
* Immtech International, Inc.	4,500	44
* Lifecore Biomedical Inc.	6,200	43
Psychemedics Corp.	3,600	43
* Rochester Medical Corp.	4,800	43
* Emisphere Technologies, Inc.	13,700	42
* Cortex Pharmaceuticals, Inc.	16,200	42
* Allied Healthcare International Inc.	7,574	41
* Curis, Inc.	9,070	40
* Superior Consultant Holdings Corp.	6,200	40
National Healthcare Corp.	1,400	40
* Nanogen, Inc.	10,300	39
D&K Healthcare Resources, Inc.	3,800	37
* Osteotech, Inc.	9,455	37
* Novavax, Inc.	11,810	37
* Array BioPharma Inc.	5,185	36
* Air Methods Corp.	5,500	35
* Neurogen Corp.	5,380	35
* Pharmacopeia Drug Discovery	6,994	34
* PRAECIS Pharmaceuticals Inc.	15,274	34
* Kosan Biosciences, Inc.	5,800	33
* Proxymed Pharmacy, Inc.	3,346	33
* Arena Pharmaceuticals, Inc.	7,708	33
* Sangamo BioSciences, Inc.	6,800	33
* NMT Medical, Inc.	8,100	32
* Curative Health Services, Inc.	4,500	31
* Radiation Therapy Services, Inc.	2,710	31
* Symbion, Inc.	1,900	31
* Hanger Orthopedic Group, Inc.	6,035	30
* SRI/Surgical Express, Inc.	4,600	30
* Aphton Corp.	8,200	30
* Maxim Pharmaceuticals, Inc.	10,600	28
* Applied Imaging Corp.	46,562	28
* Chronimed Inc.	4,600	28
* Matritech Inc.	23,600	28
* AP Pharma Inc.	20,400	28
* Corcept Therapeutics Inc.	3,452	27
* Tercica, Inc.	3,000	27
* Vical, Inc.	5,600	27
* Compex Technologies Inc.	4,880	26
* Santarus Inc.	2,900	26
* Valentis, Inc.	9,346	25
* MacroChem Corp.	27,000	25
* Bentley Pharmaceuticals, Inc.	2,300	24
* Bioject Medical Technologies Inc.	22,400	24
* V.I. Technologies, Inc.	27,172	24
* ViroPharma Inc.	12,500	24
* Aastrom Biosciences, Inc.	25,400	24
* Cardima, Inc.	46,700	21
* Lynx Therapeutics, Inc.	8,456	20
* Durect Corp.	13,700	19
* Pharmos Corp.	6,600	19
* Encore Medical Corp.	3,761	19
* Cerus Corp.	7,764	19
* The Immune Response Corp.	15,226	18
* Physiometrix, Inc.	8,923	18
* Tapestry Pharmaceuticals Inc.	17,300	18
* Kendle International Inc.	3,100	16
* MIM Corp.	2,800	16
* Rita Medical Systems, Inc.	4,300	16
* Renovis, Inc.	1,900	15
* Cardiac Science, Inc.	7,497	14
* Curon Medical Inc.	13,000	14
* BioSphere Medical Inc.	4,235	14
* Neurobiological Technologies, Inc.	3,900	13
* Novoste Corp.	8,200	13
* Large Scale Biology Corp.	11,600	11
* Palomar Medical Technologies, Inc.	500	11
* Barrier Therapeutics Inc.	900	11
* Transgenomic, Inc.	9,000	10
* IntraBiotics Pharmaceuticals, Inc.	2,533	10
* Sequenom, Inc.	9,620	9
* IGI, Inc.	6,910	9
* Pain Therapeutics, Inc.	1,200	9
* Cytrx Corp.	5,000	9
* Quinton Cardiology Systems, Inc.	1,000	8
* Lanvision Systems, Inc.	2,400	8
* aaiPharma Inc.	5,150	8
* Alteon, Inc.	8,300	8
* eXegenics Inc.	11,400	8
* Orthologic Corp.	1,100	8
* Aradigm Corp.	5,700	7
* Stratagene Holding Corp.	992	7
* NeoRx Corp.	4,100	7
* Radiologix Inc.	1,800	6
* Exactech, Inc.	300	6
* Precision Optics Corp., Inc.	6,200	5
* Synovis Life Technologies, Inc.	500	5
* Icoria Inc.	9,400	5
* HealthAxis, Inc.	1,960	4
* Dynacq Healthcare, Inc	600	4
* Biopure Corp.	8,700	3
* SpectRx, Inc.	4,874	2
* Enpath Medical, Inc.	200	2
* Corautus Genetics Inc.	300	2
* Microtek Medical Holdings, Inc.	500	2
* A.D.A.M., Inc.	300	1
* PharmaNetics, Inc.	600	-

		504,098

Integrated Oils (2.5%)
ExxonMobil Corp.	1,956,245	94,544
ChevronTexaco Corp.	640,186	34,339
ConocoPhillips Co.	205,210	17,002
Occidental Petroleum Corp.	117,209	6,555
Marathon Oil Corp.	103,518	4,273
Unocal Corp.	79,205	3,406
Amerada Hess Corp.	27,357	2,435
Murphy Oil Corp.	27,713	2,405
Hugoton Royalty Trust	15,200	426
* KCS Energy, Inc.	21,000	292
* Delta Petroleum Corp.	17,791	232
* Giant Industries, Inc.	7,900	192
* GMX Resources Inc.	15,560	106

		166,207

Other Energy (1.8%)
Schlumberger Ltd.	176,692	11,893
Devon Energy Corp.	72,356	5,137
Anadarko Petroleum Corp.	74,906	4,971
Apache Corp.	97,536	4,888
Burlington Resources, Inc.	118,152	4,821
Halliburton Co.	132,118	4,451
Baker Hughes, Inc.	99,869	4,366
* Transocean Inc.	96,191	3,442
Valero Energy Corp.	38,279	3,070
Kerr-McGee Corp.	45,212	2,588
BJ Services Co.	48,257	2,529
XTO Energy, Inc.	77,500	2,517
EOG Resources, Inc.	35,268	2,322
GlobalSantaFe Corp.	70,585	2,163
* Nabors Industries, Inc.	44,700	2,117
* Weatherford International Ltd.	39,966	2,039
* Smith International, Inc.	31,468	1,911
Williams Cos., Inc.	155,620	1,883
* Noble Corp.	40,125	1,804
El Paso Corp.	186,496	1,714
Sunoco, Inc.	23,122	1,711
ENSCO International, Inc.	45,567	1,489
Diamond Offshore Drilling, Inc.	38,870	1,282
Chesapeake Energy Corp.	80,081	1,268
Pioneer Natural Resources Co.	36,088	1,244
Peabody Energy Corp.	19,337	1,151
* Newfield Exploration Co.	18,476	1,131
Texas Genco Holdings, Inc.	24,183	1,128
* Ultra Petroleum Corp.	22,500	1,104
* Premcor, Inc.	26,700	1,028
Noble Energy, Inc.	17,479	1,018
Equitable Resources, Inc.	18,716	1,016
Patterson-UTI Energy, Inc.	50,080	955
CONSOL Energy, Inc.	26,900	939
* Cooper Cameron Corp.	16,560	908
Pogo Producing Co.	19,126	908
* National-Oilwell, Inc.	26,068	857
* Rowan Cos., Inc.	32,195	850
* Reliant Energy, Inc.	89,416	834
* Pride International, Inc.	41,206	815
* NRG Engergy	30,164	813
* Varco International, Inc.	29,444	790
* Grant Prideco, Inc.	36,504	748
* FMC Technologies Inc.	20,585	688
Massey Energy Co.	22,703	657
Patina Oil & Gas Corp.	21,100	624
Arch Coal, Inc.	16,688	592
* Tesoro Petroleum Corp.	20,000	591
* Dynegy, Inc.	114,681	572
* Plains Exploration & Production Co.	23,085	551
* Forest Oil Corp.	17,646	531
* Evergreen Resources, Inc.	12,885	516
* Quicksilver Resources, Inc.	15,200	497
* Houston Exploration Co.	8,309	493
* Unit Corp.	13,800	484
Cabot Oil & Gas Corp.	9,900	445
Helmerich & Payne, Inc.	15,434	443
* Cimarex Energy Co.	12,637	442
St. Mary Land & Exploration Co.	11,044	440
Range Resources Corp.	25,100	439
* Key Energy Services, Inc.	39,200	433
Vintage Petroleum, Inc.	21,163	425
* Encore Acquisition Co.	12,300	424
* Denbury Resources, Inc.	16,300	414
* Cal Dive International, Inc.	11,528	411
* Calpine Corp.	135,311	392
* Magnum Hunter Resources Inc.	33,212	383
* Oceaneering International, Inc.	9,710	358
* Spinnaker Exploration Co.	10,200	357
* Stone Energy Corp.	8,060	353
CARBO Ceramics Inc.	4,800	346
* Hanover Compressor Co.	25,700	346
Holly Corp.	13,400	342
Berry Petroleum Class A	9,000	331
* Todco	19,000	330
* Petroleum Development Corp.	7,491	328
Penn Virginia Corp.	7,800	309
* Comstock Resources, Inc.	14,600	305
* Remington Oil & Gas Corp.	11,600	305
* Universal Compression Holdings, Inc.	8,900	303
* Swift Energy Co.	12,500	300
* The Meridian Resource Corp.	33,600	297
* Whiting Petroleum Corp.	9,685	294
Frontier Oil Corp.	12,400	293
* Harvest Natural Resources, Inc.	17,100	284
* Superior Energy Services, Inc.	20,495	265
* Energy Partners, Ltd.	15,300	249
* Grey Wolf, Inc.	50,310	246
* TETRA Technologies, Inc.	7,850	244
* Seacor Holdings INC	5,200	243
* Hydrill Co.	5,600	241
* Veritas DGC Inc.	10,325	235
* Enbridge Energy Management LLC	5,160	230
* KFX, Inc.	28,400	219
* Atwood Oceanics, Inc.	4,566	217
* Goodrich Petroleum Corp.	16,100	214
RPC Inc.	11,800	211
Resource America, Inc.	8,886	210
* Brigham Exploration Co.	21,479	202
* Oil States International, Inc.	10,700	200
* ATP Oil & Gas Corp.	16,150	197
* Syntroleum Corp.	26,038	183
* FuelCell Energy, Inc.	17,218	176
* Global Industries Ltd.	27,974	173
* Input/Output, Inc.	15,900	164
* Dril-Quip, Inc.	7,100	158
* W-H Energy Services, Inc.	7,600	158
* TransMontaigne Inc.	26,600	155
* McMoRan Exploration Co.	11,797	154
* Callon Petroleum Co.	11,700	148
* Abraxas Petroleum Corp.	66,300	141
Crosstex Energy, Inc.	3,393	139
* Clayton Williams Energy, Inc.	6,395	137
* Newpark Resources, Inc.	22,441	135
* Plug Power, Inc.	20,188	129
* Toreador Resources Corp.	13,380	128
* The Exploration Co. of Delaware, Inc.	28,050	128
* Double Eagle Petroleum Co.	8,450	127
* Parallel Petroleum Corp.	25,759	123
* Parker Drilling Co.	32,500	119
* Petrohawk Energy Corp.	13,700	115
Gulf Island Fabrication, Inc.	5,000	112
* Royale Energy, Inc.	9,439	87
* Harken Energy Corp.	120,290	61
* Global Power Equipment Group Inc.	6,400	47
* Capstone Turbine Corp.	26,376	40
* Infinity, Inc.	7,800	40
* Prime Energy Corp.	1,600	32
* Wilshire Enterprises, Inc.	5,800	30
* Torch Offshore, Inc.	8,900	20
* Millennium Cell Inc.	16,588	20
* ICO, Inc.	6,900	20
* Horizon Offshore, Inc.	27,500	19
* Evergreen Solar, Inc.	4,900	14
Lufkin Industries	300	11
* U.S. Energy Systems, Inc.	10,900	9

		119,356

Materials & Processing (2.6%)
E.I. du Pont de Nemours & Co.	298,531	12,777
Dow Chemical Co.	281,095	12,700
Alcoa Inc.	260,273	8,742
International Paper Co.	145,520	5,880
Newmont Mining Corp. (Holding Co.)	121,544	5,534
Masco Corp.	132,845	4,587
Weyerhaeuser Co.	66,662	4,432
Praxair, Inc.	97,343	4,160
Air Products & Chemicals, Inc.	68,089	3,703
Archer-Daniels-Midland Co.	194,774	3,307
PPG Industries, Inc.	51,234	3,140
Monsanto Co.	79,666	2,901
Rohm & Haas Co.	66,634	2,863
Georgia Pacific Group	77,324	2,780
Phelps Dodge Corp.	28,306	2,605
* American Standard Cos., Inc.	64,858	2,524
Ecolab, Inc.	77,226	2,428
Avery Dennison Corp.	33,224	2,185
Nucor Corp.	23,864	2,180
Freeport-McMoRan Copper & Gold, Inc. Class B	52,005	2,106
MeadWestvaco Corp.	60,675	1,936
Sherwin-Williams Co.	43,641	1,918
Vulcan Materials Co.	30,779	1,568
Smurfit-Stone Container Corp.	76,270	1,477
United States Steel Corp.	34,189	1,286
Ball Corp.	33,752	1,263
Southern Peru Copper Corp.	24,000	1,240
Lyondell Chemical Co.	54,081	1,215
Sigma-Aldrich Corp.	20,866	1,210
Ashland, Inc.	21,238	1,191
Precision Castparts Corp.	19,555	1,174
* Sealed Air Corp.	25,286	1,172
Fluor Corp.	25,148	1,120
Temple-Inland Inc.	16,662	1,119
Eastman Chemical Co.	23,467	1,116
* Pactiv Corp.	47,150	1,096
The St. Joe Co.	22,809	1,090
* Energizer Holdings, Inc.	23,356	1,077
Engelhard Corp.	37,538	1,064
* International Steel Group, Inc.	29,500	994
Lafarge North America Inc.	21,062	988
Boise Cascade Corp.	26,257	874
Louisiana-Pacific Corp.	32,956	855
Bemis Co., Inc.	32,010	851
Forest City Enterprise Class A	15,133	834
Packaging Corp. of America	32,400	793
Sonoco Products Co.	29,618	783
Valspar Corp.	15,638	730
Cabot Corp.	18,712	722
* Owens-Illinois, Inc.	44,659	715
The Timken Co.	26,995	665
Martin Marietta Materials, Inc.	14,438	654
* Jacobs Engineering Group Inc.	16,970	650
Bowater Inc.	16,670	637
Florida Rock Industries, Inc.	12,937	634
* Scotts Co.	9,815	630
RPM International, Inc.	35,277	623
* IMC Global Inc.	34,657	603
Steel Dynamics, Inc.	15,121	584
Cytec Industries, Inc.	11,842	580
Lubrizol Corp.	16,344	566
Harsco Corp.	12,573	565
Worthington Industries, Inc.	26,150	558
Hughes Supply, Inc.	18,400	553
Airgas, Inc.	22,800	549
Valhi, Inc.	36,302	546
* FMC Corp.	11,009	535
* Crown Holdings, Inc.	50,322	519
Allegheny Technologies Inc.	28,428	519
Corn Products International, Inc.	11,250	519
Kronos Worldwide, Inc.	12,320	489
* Hercules, Inc.	33,815	482
AptarGroup Inc.	10,900	479
Simpson Manufacturing Co.	7,300	461
Mueller Industries Inc.	10,529	452
Albemarle Corp.	12,645	444
Georgia Gulf Corp.	9,917	442
* GrafTech International Ltd.	31,598	441
Olin Corp.	21,358	427
* Westlake Chemical Corp.	19,142	427
* Millennium Chemicals, Inc.	20,000	424
* Stillwater Mining Co.	26,995	418
Potlatch Corp.	8,892	416
Carpenter Technology Corp.	8,700	415
* Dycom Industries, Inc.	14,622	415
* Armor Holdings, Inc.	9,900	412
York International Corp.	12,768	403
* Maverick Tube Corp.	12,800	394
* Graphic Packaging Corp.	60,800	394
* Coeur d'Alene Mines Corp.	82,800	392
Great Lakes Chemical Corp.	15,238	390
Reliance Steel & Aluminum Co.	9,814	390
LNR Property Corp.	6,100	378
Clarcor Inc.	7,900	377
* OM Group, Inc.	10,289	376
Minerals Technologies, Inc.	6,200	365
* AK Steel Corp.	44,017	359
Brady Corp. Class A	7,356	359
* Cleveland-Cliffs Inc.	4,400	356
* Lone Star Technologies, Inc.	9,400	355
* Hecla Mining Co.	47,500	353
* Century Aluminum Co.	12,600	349
Commercial Metals Co.	8,700	346
Quanex Corp.	6,707	344
* URS Corp.	12,721	339
Texas Industries, Inc.	6,400	329
USEC Inc.	29,700	308
* WCI Communities, Inc.	12,750	297
* Cabot Microelectronics Corp.	8,107	294
Crompton Corp.	30,880	293
Acuity Brands, Inc.	12,312	293
Delta & Pine Land Co.	10,575	283
Greif Inc. Class A	6,700	282
Albany International Corp.	9,422	281
Lennox International Inc.	18,540	277
Granite Construction Co.	11,477	274
Watsco, Inc.	9,000	270
* W.R. Grace & Co.	28,500	269
Ferro Corp.	12,176	266
* Symyx Technologies, Inc.	11,058	260
Kaydon Corp.	8,988	259
* DHB Industries, Inc.	18,200	258
* Trammell Crow Co.	16,400	258
* USG Corp.	14,000	255
Wausau-Mosinee Paper Corp.	15,326	255
Gibraltar Steel	7,000	253
MacDermid, Inc.	8,600	249
AMCOL International Corp.	13,000	249
Bunge Ltd.	6,100	244
Schnitzer Steel Industries, Inc. Class A	7,500	243
Longview Fibre Co.	15,900	242
NL Industries, Inc.	13,219	242
* Ceradyne, Inc.	5,500	242
Silgan Holdings, Inc.	5,200	241
* Hexcel Corp.	17,300	239
Eagle Materials, Inc.	3,235	231
* Griffon Corp.	10,900	230
* Oregon Steel Mills, Inc.	13,500	225
H.B. Fuller Co.	8,100	222
* NCI Building Systems, Inc.	6,800	217
Compass Minerals International	9,700	215
Ryerson Tull, Inc.	12,391	213
* Rogers Corp.	5,000	212
* Titanium Metals Corp.	9,000	211
Spartech Corp.	8,400	211
* Terra Industries, Inc.	24,300	210
* Insituform Technologies Inc. Class A	11,000	205
* Tejon Ranch Co.	5,410	204
* Shaw Group, Inc.	16,906	203
* Quanta Services, Inc.	32,328	196
* Energy Conversion Devices, Inc.	14,606	194
Royal Gold, Inc.	11,339	194
* Jacuzzi Brands, Inc.	20,791	193
Arch Chemicals, Inc.	6,750	193
Tredegar Corp.	10,555	192
* Avatar Holding, Inc.	4,500	191
Steel Technologies, Inc.	7,129	183
ElkCorp	6,500	180
* EnerSys	13,893	179
* Trex Co., Inc.	4,000	177
* RTI International Metals, Inc.	9,139	177
Barnes Group, Inc.	6,352	174
* Caraustar Industries, Inc.	10,400	174
* NS Group Inc.	9,300	172
Eagle Materials, Inc. B Shares	2,473	171
* Material Sciences Corp.	12,600	170
* PolyOne Corp.	22,500	169
Universal Forest Products, Inc.	4,919	168
Brookfield Homes Corp.	6,300	166
Chesapeake Corp. of Virginia	6,800	163
* Brush Engineered Materials Inc.	7,800	162
* EMCOR Group, Inc.	4,200	158
Cambrex Corp.	7,172	157
Glatfelter	12,500	155
Rock-Tenn Co.	9,633	152
* Maxxam Inc.	5,200	147
* Huttig Building Products, Inc.	16,122	146
* Interface, Inc.	18,100	145
Consolidated-Tomoka Land Co.	4,000	139
* Mobile Mini, Inc.	5,600	139
* Encore Wire Corp.	10,350	137
Valmont Industries, Inc.	6,559	137
WD-40 Co.	4,712	135
* Zoltek Cos., Inc.	15,134	135
A. Schulman Inc.	6,100	134
* Buckeye Technology, Inc.	11,700	130
* Northwest Pipe Co.	7,300	127
* AAON, Inc.	7,200	125
Ameron International Corp.	3,800	125
Apogee Enterprises, Inc.	9,400	122
* Layne Christensen Co.	7,952	120
Alico, Inc.	2,800	119
* A.M. Castle & Co.	11,400	116
* Comfort Systems USA, Inc.	17,500	116
* Valence Technology Inc.	30,500	105
* Synalloy Corp.	10,400	104
Oil-Dri Corp. of America	6,800	104
Penford Corp.	5,900	103
CIRCOR International, Inc.	5,200	101
Penn Engineering & Manufacturing Corp.	5,416	101
Myers Industries, Inc.	9,161	100
Building Materials Holding Corp.	3,600	99
* Omnova Solutions Inc.	16,400	99
Ennis, Inc.	4,509	97
* Commonwealth Industries Inc.	9,951	93
Calgon Carbon Corp.	12,800	92
NN, Inc.	7,984	91
* Lydall, Inc.	9,700	90
* Liquidmetal Technologies Inc.	47,327	90
* WCA Waste Corp.	10,200	90
Quaker Chemical Corp.	3,700	89
Juno Lighting, Inc.	2,893	88
* Bluegreen Corp.	7,800	87
Ampco-Pittsburgh Corp.	6,500	86
* Acmat Corp. Class A	7,000	86
* Stratus Properties Inc.	6,497	86
* U.S. Energy Corp.	37,671	84
The Standard Register Co.	7,890	83
LSI Industries Inc.	7,808	82
Wellman, Inc.	9,300	79
* Griffin Land & Nurseries, Inc.	3,200	77
Pope & Talbot, Inc.	4,304	76
Deltic Timber Corp.	1,900	76
* NewMarket Corp.	3,340	70
* Wellsford Real Properties Inc.	4,456	68
* TransPro Inc.	12,400	64
* CompX International Inc.	3,300	53
* Foamex International, Inc.	14,300	52
* Integrated Electrical Services, Inc.	10,555	51
* Infrasource Services Inc.	4,800	50
* Ultralife Batteries, Inc.	4,800	49
* U.S. Concrete, Inc.	7,583	47
* Drew Industries, Inc.	1,200	43
* Webco Industries, Inc.	9,300	42
* Reading International Inc. Class A	5,100	41
* Unifi, Inc.	16,500	38
Aceto Corp.	2,550	37
* Zapata Corp.	500	30
American Vanguard Corp.	800	29
* Constar International Inc.	5,700	28
* Medis Technology Ltd.	2,500	28
Stepan Co.	1,100	26
* Perini Corp.	1,700	24
* Exide Technologies	1,354	21
* Eden Bioscience Corp.	37,494	16
Anchor Glass Container Corp.	1,800	15
* Beacon Roofing Supply, Inc.	800	13
* Impreso, Inc.	5,300	13
* Badger Paper Mills, Inc.	3,200	13
* Mestek, Inc.	600	10
* Anthony & Sylvan Pools Corp.	1,882	8
* EarthShell Corp.	3,198	6
* WHX Corp.	4,565	5
Calavo Growers, Inc.	300	3
Intermet Corp.	6,000	2
* BMC Industries, Inc.	29,237	-
* Cone Mills Corp.	18,400	-

		172,458

Producer Durables (2.7%)
United Technologies Corp.	153,127	14,299
The Boeing Co.	239,078	12,341
Illinois Tool Works, Inc.	90,454	8,428
* Applied Materials, Inc.	506,873	8,358
Caterpillar, Inc.	102,552	8,250
Emerson Electric Co.	126,210	7,811
Lockheed Martin Corp.	133,157	7,427
Northrop Grumman Corp.	107,286	5,722
Deere & Co.	74,543	4,812
Danaher Corp.	92,150	4,725
Ingersoll-Rand Co.	52,500	3,568
* Xerox Corp.	251,070	3,535
* Lexmark International, Inc.	38,458	3,231
* Agilent Technologies, Inc.	143,661	3,099
Pitney Bowes, Inc.	69,928	3,084
* KLA-Tencor Corp.	58,900	2,443
Dover Corp.	61,068	2,374
Pulte Homes, Inc.	38,047	2,335
D. R. Horton, Inc.	70,041	2,319
Parker Hannifin Corp.	35,796	2,107
Lennar Corp. Class A	43,196	2,056
Rockwell Collins, Inc.	53,065	1,971
Centex Corp.	37,230	1,879
Molex, Inc.	57,104	1,703
Cooper Industries, Inc. Class A	27,504	1,623
* Waters Corp.	36,411	1,606
W.W. Grainger, Inc.	27,248	1,571
* Thermo Electron Corp.	48,935	1,322
* Novellus Systems, Inc.	45,908	1,221
KB HOME	14,109	1,192
Goodrich Corp.	35,525	1,114
* NVR, Inc.	1,940	1,069
American Power Conversion Corp.	60,449	1,051
Pentair, Inc.	30,060	1,049
* American Tower Corp. Class A	67,596	1,038
* Toll Brothers, Inc.	22,288	1,033
Diebold, Inc.	21,685	1,013
* Crown Castle International Corp.	67,718	1,008
Cummins Inc.	12,674	936
Pall Corp.	37,700	923
* LAM Research Corp.	40,151	879
Tektronix, Inc.	25,364	843
Hubbell Inc. Class B	18,149	814
* Teradyne, Inc.	58,119	779
Donaldson Co., Inc.	26,280	746
* Hovnanian Enterprises Inc. Class A	18,300	734
MDC Holdings, Inc.	9,792	716
Graco, Inc.	21,091	707
HNI Corp.	17,689	700
* Alliant Techsystems, Inc.	11,320	685
Ryland Group, Inc.	7,265	673
* Terex Corp.	15,000	651
* United Defense Industries Inc.	16,100	644
Roper Industries Inc.	11,111	638
Plantronics, Inc.	14,597	631
Steelcase Inc.	44,726	626
Ametek, Inc.	20,546	623
* AGCO Corp.	27,403	620
* Polycom, Inc.	30,139	597
* Andrew Corp.	48,659	596
Standard Pacific Corp.	10,419	587
Briggs & Stratton Corp.	6,848	556
Herman Miller, Inc.	21,487	530
Joy Global Inc.	15,300	526
Crane Co.	17,947	519
IDEX Corp.	15,105	513
Kennametal, Inc.	11,041	499
Mine Safety Appliances Co.	12,200	497
Thomas & Betts Corp.	17,690	474
Beazer Homes USA, Inc.	4,100	438
* Flowserve Corp.	16,640	402
Lincoln Electric Holdings, Inc.	12,600	395
* Headwaters Inc.	12,800	395
* Dionex Corp.	7,000	383
Technical Olympic USA, Inc.	13,476	381
Nordson Corp.	10,926	375
Engineered Support Systems, Inc.	8,175	373
Cognex Corp.	13,992	367
* Genlyte Group, Inc.	5,384	347
* Varian Semiconductor Equipment Associates, Inc.	11,039	341
Belden CDT Inc.	15,425	336
* Meritage Corp.	4,000	314
* Taser International Inc.	8,200	308
* Cymer, Inc.	10,641	305
* Actuant Corp.	7,280	300
* ESCO Technologies Inc.	4,400	298
* CUNO Inc.	5,000	289
* Teledyne Technologies, Inc.	11,111	278
Curtiss-Wright Corp.	4,800	275
* Paxar Corp.	12,100	274
* Interdigital Communications Corp.	16,267	265
* Esterline Technologies Corp.	8,600	263
The Manitowoc Co., Inc.	7,377	262
Franklin Electric, Inc.	6,600	261
* Rayovac Corp.	9,900	261
* Technitrol, Inc.	12,969	253
Woodward Governor Co.	3,700	250
Federal Signal Corp.	13,353	248
* Axcelis Technologies, Inc.	28,983	240
* MKS Instruments, Inc.	15,553	238
* Littelfuse, Inc.	6,800	235
Watts Water Technologies, Inc.	8,711	234
* Orbital Sciences Corp.	20,000	228
* General Cable Corp.	21,150	225
Levitt Corp. Class A	9,584	225
* Imagistics International Inc.	6,657	224
JLG Industries, Inc.	13,200	222
* Moog Inc.	6,050	220
Baldor Electric Co.	9,119	216
* Ionics, Inc.	7,950	215
* William Lyon Homes, Inc.	2,400	213
* Champion Enterprises, Inc.	20,700	213
Applied Industrial Technology, Inc.	5,929	212
* Bucyrus International, Inc.	5,987	201
* Park-Ohio Holdings Corp.	11,100	199
A.O. Smith Corp.	8,145	198
* Blount International, Inc.	15,137	198
* Credence Systems Corp.	27,404	197
* Astec Industries, Inc.	9,832	188
Regal-Beloit Corp.	7,700	186
* Mykrolis Corp.	18,397	185
* ATMI, Inc.	8,800	180
MTS Systems Corp.	8,420	179
* Audiovox Corp.	10,600	179
* Gardner Denver Inc.	6,296	174
* Triumph Group, Inc.	5,106	173
* Entegris Inc.	20,700	173
Tecumseh Products Co. Class A	4,123	173
* Brooks Automation, Inc.	11,981	170
* Veeco Instruments, Inc.	8,000	168
M/I Homes, Inc.	3,900	166
* Photronics Inc.	9,800	163
Kimball International, Inc. Class B	11,700	162
Stewart & Stevenson Services, Inc.	9,000	159
* FEI Co.	8,000	158
C & D Technologies, Inc.	8,100	154
* Power-One, Inc.	23,456	152
Thomas Industries, Inc.	4,815	151
Lennar Corp. Class B	3,364	147
NACCO Industries, Inc. Class A	1,691	146
* Itron, Inc.	8,300	145
* Powerwave Technologies, Inc.	23,421	144
CTS Corp.	11,300	142
* Electro Scientific Industries, Inc.	8,200	142
* FARO Technologies, Inc.	6,700	136
* Metrologic Instruments, Inc.	8,500	135
* Symmetricom Inc.	14,050	133
Lindsay Manufacturing Co.	4,950	133
* LTX Corp.	24,497	133
* Ultratech, Inc.	8,300	130
X-Rite Inc.	8,700	127
* Presstek, Inc.	12,931	125
* Palm Harbor Homes, Inc.	7,300	123
United Industrial Corp.	3,700	122
* General Binding Corp.	8,517	120
* Kadant Inc.	6,410	118
* Sonic Solutions, Inc.	7,200	118
Vicor Corp.	11,579	117
* Rudolph Technologies, Inc.	6,900	116
* MTC Technologies, Inc.	4,100	113
* Arris Group Inc.	20,800	109
Helix Technology Corp.	7,900	107
* Summa Industries	9,700	107
* Photon Dynamics, Inc.	5,200	106
* Artesyn Technologies, Inc.	10,400	104
* BE Aerospace, Inc.	11,300	103
* Therma-Wave Inc.	30,059	102
* DuPont Photomasks, Inc.	5,721	97
Tennant Co.	2,400	97
Gorman-Rupp Co.	4,750	97
* Mattson Technology, Inc.	12,502	96
* Zygo Corp.	9,470	96
Alamo Group, Inc.	5,100	95
* Baldwin Technology Class A	33,700	94
* TRC Cos., Inc.	4,900	92
* DDi Corp.	17,900	91
* Team, Inc.	5,800	90
* Advanced Energy Industries, Inc.	9,600	89
Curtiss-Wright Corp. Class B	1,622	88
Cohu, Inc.	5,913	87
Robbins & Myers, Inc.	3,900	86
* Cavalier Homes, Inc.	14,840	84
Paul Mueller Co.	2,800	83
Standex International Corp.	3,300	81
HEICO Corp.	4,500	80
* Kulicke & Soffa Industries, Inc.	13,834	78
* Applied Films Corp.	4,200	76
Keithley Instruments Inc.	4,303	75
* ADE Corp.	4,378	75
HEICO Corp. Class A	5,519	74
* EnPro Industries, Inc.	3,068	74
* Arotech Corp.	47,700	74
* C-COR Inc.	8,700	74
* Aetrium, Inc.	14,200	73
Koss Corp.	3,200	72
* Orleans Homebuilders, Inc.	3,200	72
* Mastec Inc.	13,575	71
The Middleby Corp.	1,300	68
* SBA Communications Corp.	9,700	68
* Calamp Corp.	9,300	66
* Asyst Technologies, Inc.	12,718	65
Met-Pro Corp.	4,799	63
* American Superconductor Corp.	5,000	62
* Genus, Inc.	27,600	61
* Paragon Technologies, Inc.	6,400	60
* Semitool, Inc.	7,849	60
* Fairchild Corp.	14,841	59
* RF Monolithics, Inc.	8,093	57
* Virco Manufacturing Corp.	7,115	54
* Katy Industries, Inc.	10,100	54
* TransAct Technologies Inc.	2,076	54
* A.S.V., Inc.	1,405	53
* Magnatek, Inc.	7,000	52
SpectraLink Corp.	5,225	50
* Active Power, Inc.	17,046	47
* Perceptron, Inc.	7,000	47
* SatCon Technology Corp.	24,607	47
* Versar Inc.	11,100	45
* Capital Pacific Holdings, Inc.	11,100	44
Skyline Corp.	1,100	44
* Terayon Communications Systems, Inc.	20,720	44
* Rofin-Sinar Technologies Inc.	1,464	43
Tecumseh Products Co. Class B	1,000	40
* Darling International, Inc.	8,900	38
* Tollgrade Communications, Inc.	4,300	38
* Applied Innovation Inc.	12,200	36
* Milacron Inc.	11,200	35
* EMCORE Corp.	17,277	34
Tech/Ops Sevcon, Inc.	5,700	34
* FSI International, Inc.	7,908	33
* Optical Cable Corp.	7,057	32
Applied Signal Technology, Inc.	1,000	32
* Catalytica Energy Systems, Inc.	14,926	31
* Cavco Industries, Inc.	805	30
* BTU International, Inc.	7,300	28
* Global Payment Tech Inc.	6,500	26
* Powell Industries, Inc.	1,532	26
Cascade Corp.	900	25
* Proxim Corp. Class A	30,512	24
* Strategic Diagnostics Inc.	11,253	24
* Dominion Homes, Inc.	1,000	24
* Electroglas, Inc.	7,200	21
* Tut Systems, Inc.	7,600	21
* American Access Technologies Inc.	10,000	19
* Bell Industries, Inc.	6,500	18
* Somera Communications, Inc.	12,900	18
* Measurement Specialties, Inc.	700	17
* Allied Motion Technologies, Inc.	2,750	16
* Aerosonic Corp.	3,400	15
* Distributed Energy Systems Corp.	8,000	15
* LMI Aerospace, Inc.	8,300	14
* SL Industries, Inc.	1,000	11
* August Technology Corp.	1,500	10
* The Allied Defense Group, Inc.	500	9
Woodhead Industries, Inc.	600	8
* Beacon Power Corp.	11,800	6
* Airnet Communications Corp.	19,180	6
* Copper Mountain Networks, Inc.	1,450	5
* Peco II, Inc.	7,204	5
* Viisage Technology, Inc.	500	3
* Andrea Radio Corp.	16,700	2
* DT Industries, Inc.	7,000	-

		180,542

Technology (7.8%)
Microsoft Corp.	3,252,214	89,924
International Business Machines Corp.	514,615	44,123
Intel Corp.	1,918,892	38,493
* Cisco Systems, Inc.	2,022,542	36,608
* Dell Inc.	754,681	26,867
QUALCOMM Inc.	486,922	19,009
* Oracle Corp.	1,546,763	17,447
Hewlett-Packard Co.	912,133	17,102
Motorola, Inc.	701,253	12,651
Texas Instruments, Inc.	517,801	11,019
* EMC Corp.	723,981	8,355
General Dynamics Corp.	59,852	6,111
* Symantec Corp.	94,357	5,178
Raytheon Co.	135,024	5,128
* Corning, Inc.	416,874	4,619
Computer Associates International, Inc.	174,986	4,602
* Apple Computer, Inc.	113,772	4,409
Analog Devices, Inc.	111,884	4,339
* Lucent Technologies, Inc.	1,289,083	4,086
Maxim Integrated Products, Inc.	96,590	4,085
* Sun Microsystems, Inc.	996,389	4,025
* Juniper Networks, Inc.	158,673	3,745
Adobe Systems, Inc.	71,762	3,550
Linear Technology Corp.	92,735	3,361
Electronic Data Systems Corp.	152,307	2,953
Xilinx, Inc.	103,885	2,805
* Computer Sciences Corp.	56,285	2,651
* Broadcom Corp.	96,422	2,631
* Intuit, Inc.	57,335	2,603
* Network Appliance, Inc.	107,103	2,463
* Veritas Software Corp.	129,531	2,306
* Altera Corp.	113,329	2,218
* Micron Technology, Inc.	182,404	2,194
* PeopleSoft, Inc.	109,807	2,180
Rockwell Automation, Inc.	56,028	2,168
* Affiliated Computer Services, Inc. Class A	38,896	2,165
L-3 Communications Holdings, Inc.	32,046	2,147
Seagate Technology	138,430	1,872
* Avaya Inc.	133,472	1,861
* Freescale Semiconductor Inc.	119,800	1,713
* National Semiconductor Corp.	107,492	1,665
Microchip Technology, Inc.	61,897	1,661
Autodesk, Inc.	33,885	1,648
* Solectron Corp.	287,687	1,424
* SanDisk Corp.	48,758	1,420
* NCR Corp.	28,313	1,404
* Advanced Micro Devices, Inc.	106,877	1,389
* JDS Uniphase Corp.	412,169	1,389
* Jabil Circuit, Inc.	60,233	1,385
* Zebra Technologies Corp. Class A	21,606	1,318
* Cognizant Technology Solutions Corp.	39,354	1,201
Scientific-Atlanta, Inc.	45,902	1,190
* Tellabs, Inc.	125,621	1,154
* Siebel Systems, Inc.	151,894	1,145
Applera Corp.-Applied Biosystems Group	60,489	1,141
* Comverse Technology, Inc.	58,758	1,106
* Sanmina-SCI Corp.	156,022	1,100
Harris Corp.	19,945	1,096
* Cadence Design Systems, Inc.	82,393	1,074
* BMC Software, Inc.	67,440	1,066
* Unisys Corp.	100,006	1,032
* Mercury Interactive Corp.	28,001	977
* NAVTEQ Corp.	27,330	974
* McAfee Inc.	48,116	967
Symbol Technologies, Inc.	72,348	914
* Amphenol Corp.	26,384	904
* Citrix Systems, Inc.	51,196	897
* BEA Systems, Inc.	123,408	853
* Storage Technology Corp.	33,731	852
* QLogic Corp.	28,680	849
* Ceridian Corp.	44,897	827
* Arrow Electronics, Inc.	34,447	778
* Ingram Micro, Inc. Class A	47,161	759
* Synopsys, Inc.	46,687	739
* Novell, Inc.	115,227	727
National Instruments Corp.	23,928	724
* NVIDIA Corp.	49,783	723
* SpectraSite, Inc.	14,800	688
* International Rectifier Corp.	19,829	680
* Cree, Inc.	22,203	678
* Red Hat, Inc.	55,095	674
Intersil Corp.	42,278	673
PerkinElmer, Inc.	38,810	668
* Vishay Intertechnology, Inc.	48,781	629
AVX Corp.	52,259	619
Acxiom Corp.	26,067	619
* Avnet, Inc.	36,076	618
* Compuware Corp.	115,964	597
* FLIR Systems, Inc.	10,100	591
Reynolds & Reynolds Class A	23,847	588
* Perot Systems Corp.	34,900	560
* Gateway, Inc.	113,022	559
* UTStarcom, Inc.	34,230	551
* Western Digital Corp.	62,475	549
ADTRAN Inc.	23,928	543
* TIBCO Software Inc.	63,384	539
* BearingPoint, Inc.	59,898	535
* MEMC Electronic Materials, Inc.	63,082	535
* Akamai Technologies, Inc.	37,637	529
* Atmel Corp.	143,647	520
* Silicon Laboratories Inc.	15,532	514
* Fairchild Semiconductor International, Inc.	35,786	507
* 3Com Corp.	118,215	499
* LSI Logic Corp.	114,446	493
* Trimble Navigation Ltd.	15,550	491
* Rambus Inc.	30,753	483
* Salesforce.com, Inc.	30,400	475
* Integrated Circuit Systems, Inc.	22,082	475
* CACI International, Inc.	8,800	464
* Avid Technology, Inc.	9,791	459
* Skyworks Solutions, Inc.	47,282	449
* PalmOne, Inc.	14,751	449
* Brocade Communications Systems, Inc.	78,927	446
* ADC Telecommunications, Inc.	243,775	441
* Semtech Corp.	22,593	433
* Advanced Fibre Communications, Inc.	27,080	431
* Parametric Technology Corp.	80,671	426
* Sonus Networks, Inc.	75,032	422
* Macromedia, Inc.	20,751	417
* SRA International, Inc.	7,900	407
* Sybase, Inc.	29,392	405
* Hyperion Solutions Corp.	11,835	402
* Varian, Inc.	10,431	395
* Anteon International Corp.	10,700	392
* Avocent Corp.	15,025	391
* Foundry Networks, Inc.	40,671	386
* Maxtor Corp.	74,042	385
* Gartner, Inc. Class A	32,600	381
Anixter International Inc.	10,842	380
Imation Corp.	10,678	380
* Benchmark Electronics, Inc.	12,672	378
* CommScope, Inc.	17,196	371
* RSA Security Inc.	19,052	368
* The Titan Corp.	25,944	362
* RF Micro Devices, Inc.	57,138	362
* Macrovision Corp.	14,800	356
* AMIS Holdings Inc.	25,485	345
* Intergraph Corp.	12,674	344
* Cypress Semiconductor Corp.	38,203	338
* CIENA Corp.	169,858	336
* Websense, Inc.	8,000	333
* WebEx Communications, Inc.	15,000	327
* Siliconix, Inc.	9,100	326
* ScanSource, Inc.	5,100	325
* Agere Systems Inc. Class A	307,643	323
* Coherent, Inc.	12,399	322
* ANSYS, Inc.	6,300	313
* Tekelec	18,611	310
* Sycamore Networks, Inc.	81,918	310
* Quest Software, Inc.	27,722	308
* Integrated Device Technology Inc.	31,700	302
* F5 Networks, Inc.	9,720	296
* Verint Systems Inc.	7,900	291
* Applied Micro Circuits Corp.	92,861	291
* MICROS Systems, Inc.	5,800	290
* Keane, Inc.	18,828	289
* Wind River Systems Inc.	23,314	284
* Emulex Corp.	24,353	281
* DRS Technologies, Inc.	7,435	278
* Novatel Wireless, Inc.	11,827	278
* Micrel, Inc.	26,635	277
* Digital River, Inc.	9,008	268
* Electronics for Imaging, Inc.	16,060	261
* Sapient Corp.	33,813	258
* Jupitermedia Corp.	14,000	249
* Silicon Image, Inc.	19,571	247
* UNOVA, Inc.	17,497	246
* Altiris, Inc.	7,600	241
* CSG Systems International, Inc.	15,549	240
* Equinix, Inc.	7,772	239
* Ditech Communications Corp.	10,600	237
* DigitalNet Holdings, Inc.	7,800	236
* Internet Security Systems, Inc.	13,832	235
* ON Semiconductor Corp.	73,631	230
* Ascential Software Corp.	17,088	230
* InVision Technologies, Inc.	5,113	230
* Adaptec, Inc.	30,126	229
* RealNetworks, Inc.	48,879	228
* Tessera Technologies, Inc.	10,221	226
* Microsemi Corp.	15,986	225
* OmniVision Technologies, Inc.	15,900	225
* Intermagnetics General Corp.	9,648	223
Black Box Corp.	6,000	222
* Aeroflex, Inc.	20,930	221
* Mercury Computer Systems, Inc.	8,200	221
* Transaction Systems Architects, Inc.	11,700	217
* Conexant Systems, Inc.	134,770	217
* Progress Software Corp.	10,900	217
* Epicor Software Corp.	17,874	215
* Mentor Graphics Corp.	19,555	214
* Hutchinson Technology, Inc.	8,000	214
Cubic Corp.	9,200	211
* SERENA Software, Inc.	12,550	210
* Aspect Communications Corp.	20,900	208
* KEMET Corp.	25,277	204
* Vitesse Semiconductor Corp.	74,415	203
* Manhattan Associates, Inc.	8,300	203
* j2 Global Communications, Inc.	6,404	202
* Lexar Media, Inc.	23,678	199
* Agere Systems Inc. Class B	194,106	198
* FileNET Corp.	11,300	197
* MicroStrategy Inc.	4,800	197
* Dendrite International, Inc.	12,000	193
* SafeNet, Inc.	7,322	193
Syntel, Inc.	11,550	191
* Zoran Corp.	11,922	187
* Borland Software Corp.	22,440	187
* Amkor Technology, Inc.	50,661	185
* FormFactor Inc.	9,500	184
* Advanced Digital Information Corp.	21,100	184
* DSP Group Inc.	8,500	179
Agilysys, Inc.	10,300	178
* Inet Technologies, Inc.	14,100	177
* Magma Design Automation, Inc.	11,700	176
* Virage Logic Corp.	14,200	175
* Anaren, Inc.	13,000	175
* Power Integrations, Inc.	8,500	174
* Silicon Storage Technology, Inc.	27,235	173
* Ulticom, Inc.	11,649	172
EDO Corp.	6,200	172
* NetIQ Corp.	15,952	171
* Ariba, Inc.	18,084	169
* Blackboard Inc.	9,797	168
* Tyler Technologies, Inc.	19,000	168
* PDF Solutions, Inc.	13,700	166
* Comtech Telecommunications Corp.	6,100	165
* Checkpoint Systems, Inc.	10,500	163
* McDATA Corp. Class A	31,970	161
* Pericom Semiconductor Corp.	16,600	160
* Exar Corp.	11,271	160
* TTM Technologies, Inc.	17,900	159
* Infonet Services Corp.	96,314	158
Methode Electronics, Inc. Class A	12,349	158
* Lattice Semiconductor Corp.	32,153	158
Inter-Tel, Inc.	7,200	156
* SigmaTel Inc.	7,300	155
* FalconStor Software, Inc.	20,740	155
* Covansys Corp.	13,216	153
* Openwave Systems Inc.	17,276	152
* Keynote Systems Inc.	10,405	147
* TriQuint Semiconductor, Inc.	37,741	147
* Witness Systems, Inc.	9,100	146
* ViaSat, Inc.	7,275	146
* Extreme Networks, Inc.	32,790	146
* Carrier Access Corp.	20,800	145
* Silicon Graphics, Inc.	97,513	139
* Informatica Corp.	23,362	137
* Telular Corp.	12,875	135
* Pixelworks, Inc.	13,500	135
* Verity, Inc.	10,451	135
* Ciber, Inc.	17,726	133
* Digitas Inc.	17,071	132
* Daktronics, Inc.	5,359	131
* AuthentiDate Holding Corp.	21,598	131
* Plexus Corp.	11,804	130
* Ixia	13,350	130
* eCollege.com Inc.	13,400	129
* Harmonic, Inc.	19,388	129
* SonicWALL, Inc.	18,956	128
* Synaptics Inc.	6,327	128
* Opsware, Inc.	22,600	127
* Actuate Software Corp.	35,700	126
* Newport Corp.	10,860	125
* Bell Microproducts Inc.	16,000	124
* Xybernaut Corp.	109,400	123
* Dynamics Research Corp.	7,400	122
* SeaChange International, Inc.	7,582	121
* Fargo Electronics	12,436	121
* RadiSys Corp.	8,578	120
* Captiva Software Corp.	10,600	119
* Excel Technology, Inc.	4,570	118
* InterVoice, Inc.	10,888	117
* Concord Communications, Inc.	13,118	117
* Merge Technologies, Inc.	6,781	117
* Stratasys, Inc.	3,700	117
* Mobius Management Systems, Inc.	12,875	117
* Artisan Components, Inc.	4,000	116
* Standard Microsystem Corp.	6,600	116
Park Electrochemical Corp.	5,432	115
* Agile Software Corp.	14,396	114
* Herley Industries Inc.	6,061	113
* SiRF Technology Holdings, Inc.	7,900	112
* ManTech International Corp.	6,000	112
Bel Fuse, Inc. Class A	4,000	112
* Sirenza Microdevices, Inc.	26,400	112
* Identix, Inc.	16,800	112
* Datastream Systems, Inc.	17,270	112
* Actel Corp.	7,300	111
* Cirrus Logic, Inc.	23,261	111
* Online Resources Corp.	15,596	111
* MIPS Technologies, Inc.	19,346	110
* Mapics Inc.	12,052	109
Lowrance Electronics, Inc.	4,357	107
* Safeguard Scientifics, Inc.	56,718	106
* MRV Communications Inc.	42,388	106
* Kopin Corp.	26,000	106
* BindView Development Corp.	31,800	106
* I.D. Systems, Inc.	7,500	106
* Corvis Corp.	131,749	105
* SBS Technologies, Inc.	8,623	105
* Lawson Software Inc.	18,700	105
* Stellent Inc.	13,512	104
* InFocus Corp.	11,300	104
* InterVideo Inc.	8,550	103
* Mechanical Technology Inc.	25,369	102
* Micromuse Inc.	27,624	102
* Ceva, Inc.	12,734	101
* Remec, Inc.	21,150	100
* Atheros Communications	9,655	98
* EMS Technologies, Inc.	5,700	98
* PC-Tel, Inc.	11,902	98
* American Power Technology, Inc.	11,453	97
* Pegasystems Inc.	13,900	97
* Concurrent Computer Corp.	57,600	97
* Packeteer, Inc.	8,914	96
* Dot Hill Systems Corp.	11,989	96
* Gerber Scientific, Inc.	14,500	96
* Vignette Corp.	70,698	94
* Genesis Microchip Inc.	6,930	94
* OSI Systems Inc.	5,800	93
* Overland Storage, Inc.	6,644	93
* IPIX Corp.	12,624	93
* Niku Corp.	6,080	92
* Enterasys Networks, Inc.	57,494	92
* Computer Horizons Corp.	21,200	92
* Quantum Corp.	39,500	91
* ESS Technology, Inc.	13,300	91
* Finisar Corp.	68,375	89
* PEC Solutions, Inc.	7,582	89
* Answerthink Consulting Group, Inc.	16,503	88
* Hifn, Inc.	10,067	88
* Echelon Corp.	11,200	88
* Concur Technologies, Inc.	8,400	88
* Immersion Corp.	16,359	87
* SupportSoft, Inc.	8,940	87
* NETGEAR, Inc.	7,100	87
* JDA Software Group, Inc.	7,994	86
* IXYS Corp.	11,913	86
Talx Corp.	3,700	85
* Westell Technologies, Inc.	16,500	85
* Secure Computing Corp.	11,200	85
* ANADIGICS, Inc.	24,900	84
* PLX Technology, Inc.	11,550	83
* E.piphany Inc.	20,647	83
* Aspen Technologies, Inc.	11,900	83
* Leadis Technology Inc.	7,200	81
* Interlink Electronics Inc.	9,801	81
* NYFIX, Inc.	13,250	81
* Interwoven Inc.	11,047	80
* Applix, Inc.	17,900	79
* KVH Industries, Inc.	10,861	78
* Cray Inc.	22,083	78
* EPIQ Systems, Inc.	4,969	77
* II-VI, Inc.	2,200	77
* webMethods, Inc.	14,477	77
* Visual Networks, Inc.	29,500	77
* Pinnacle Systems, Inc.	18,443	77
QAD Inc.	11,020	77
* Oplink Communications, Inc.	42,485	76
* White Electronic Designs Corp.	15,500	76
* MatrixOne, Inc.	14,978	76
* Docucorp International, Inc.	8,861	75
* The TriZetto Group, Inc.	12,912	75
* Planar Systems, Inc.	6,700	75
* ScanSoft, Inc.	18,360	75
* Zhone Technologies	24,323	75
* Embarcadero Technologies, Inc.	8,778	74
* Drexler Technology Corp.	8,100	74
* Integrated Silicon Solution, Inc.	10,200	74
* Zomax Inc.	23,085	74
* Netegrity, Inc.	9,750	73
* QuickLogic Corp.	30,200	73
* MRO Software Inc.	7,250	73
* Avanex Corp.	35,539	73
* Phoenix Technologies Ltd.	14,410	72
* SeeBeyond Technology Corp.	23,158	71
Iomega Corp.	14,980	70
* VA Software Corp.	35,269	69
* Retek Inc.	15,112	69
* MSC Software Corp.	8,403	68
* Sykes Enterprises, Inc.	14,700	67
* OPNET Technologies, Inc.	6,559	67
* Supertex, Inc.	3,456	67
* iGATE Corp.	18,007	66
* Corio, Inc.	42,300	66
* Volterra Semiconductor Corp.	5,300	66
* Zix Corp.	14,200	65
* All American Semiconductor, Inc.	10,600	65
* Universal Display Corp.	7,700	65
* SPSS, Inc.	4,860	65
* PalmSource, Inc.	3,098	64
* TippingPoint Technologies Inc.	2,654	63
* Glenayre Technologies, Inc.	35,000	63
* Digi International, Inc.	5,500	63
* Vyyo Inc.	10,800	61
* Bioveris Corp.	9,700	60
* 3D Systems Corp.	5,004	60
* Blue Coat Systems, Inc.	4,167	60
* Tumbleweed Communications Corp.	23,663	60
* Intraware, Inc.	50,648	60
* TranSwitch Corp.	47,400	60
* Komag, Inc.	4,273	59
* Cherokee International Corp.	7,069	59
* Merix Corp.	5,700	59
* Superconductor Technologies Inc.	54,154	59
* LCC International, Inc. Class A	18,500	59
SS&C Technologies, Inc.	3,000	59
* Bottomline Technologies, Inc.	6,100	58
* SYNNEX Corp.	3,200	57
* Micro Linear Corp.	10,500	56
* ePlus Inc.	5,300	55
* Open Solutions Inc.	2,200	55
* Alliance Semiconductor Corp.	15,500	54
* Mindspeed Technologies, Inc.	26,477	53
* Viewpoint Corp.	22,697	52
Integral Systems, Inc.	2,660	52
* Captaris Inc.	12,100	52
* Paradyne Networks, Inc.	11,200	52
* Lionbridge Technologies, Inc.	5,991	51
* NMS Communications Corp.	10,400	51
TSR, Inc.	8,187	50
* Manugistics Group, Inc.	21,005	50
* Transmeta Corp.	39,185	49
* Astea International, Inc.	6,600	49
* Ramtron International Corp.	16,820	48
* Kanbay International Inc.	2,274	48
* Blackbaud, Inc.	4,900	48
* Mobility Electronics, Inc.	5,800	48
* Norstan, Inc.	14,700	47
* @ Road, Inc.	11,100	47
* Stratex Networks, Inc.	20,700	46
* Entrust, Inc.	17,624	45
* WJ Communications, Inc.	18,200	44
* ActivCard Corp.	7,200	44
* Art Technology Group, Inc.	48,350	44
* Chordiant Software, Inc.	14,700	43
* Wave Systems Corp.	45,900	42
* Alanco Technologies, Inc.	39,586	41
* Sumtotal Systems Inc.	8,237	41
* WatchGuard Technologies, Inc.	8,700	41
* SimpleTech, Inc.	11,100	41
* Sipex Corp.	7,700	40
* Computer Task Group, Inc.	12,800	40
* Aether Systems, Inc.	11,886	39
* Clarus Corp.	4,500	39
* Verisity Ltd.	5,600	39
BEI Technologies, Inc.	1,400	38
* On2 Technologies, Inc.	57,400	38
* Click Commerce, Inc.	7,320	37
* Optical Communication Products, Inc.	17,900	37
Sunrise Telecom Inc.	13,100	37
* Nuance Communications Inc.	8,700	37
* Neoware Systems, Inc.	4,405	37
* WorldGate Communications, Inc.	21,300	36
* The SCO Group, Inc.	9,275	36
* NASSDA Corp.	10,000	36
* COMARCO, Inc.	5,500	34
* Diodes Inc.	1,300	33
* Intellisync Corp.	15,500	33
* Net2Phone, Inc.	10,100	33
* Radiant Systems, Inc.	8,050	32
* Nu Horizons Electronics Corp.	5,022	32
* MTI Technology Corp.	18,000	32
* Omtool, Ltd.	3,714	32
* Selectica, Inc.	8,300	31
* Extended Systems Inc.	12,700	31
* Computer Network Technology Corp.	7,582	31
* Verso Technologies, Inc.	31,494	30
* Roxio, Inc.	5,796	30
* Audible, Inc.	1,600	29
* Analysts International Corp.	6,500	28
* Forgent Networks, Inc.	19,200	28
* Technology Solutions Co.	31,750	27
* Netlogic Microsystems Inc.	4,100	27
* Kana Software, Inc.	15,655	26
* Numerex Corp.	7,100	25
* RightNow Technologies Inc.	2,000	25
* SteelCloud Inc.	10,800	24
* Trident Microsystems, Inc.	2,350	24
* ONYX Software Corp.	6,329	23
* Vitria Technology, Inc.	7,325	23
* Braun Consulting, Inc.	9,700	22
* Tripath Technology Inc.	12,897	22
* Plumtree Software, Inc.	6,400	22
* Monolithic System Technology, Inc.	5,000	22
Celeritek, Inc.	6,300	22
* Crossroads Systems, Inc.	14,500	22
* BroadVision, Inc.	7,299	21
* MetaSolv, Inc.	8,300	21
* Catapult Communications Corp.	1,121	21
* Avici Systems Inc.	3,390	21
* Netopia, Inc.	9,800	21
* Ebix, Inc.	1,575	21
* Redback Networks Inc.	3,921	20
* SAVVIS Communications Corp.	16,280	20
* NetManage, Inc.	3,703	20
* Versant Corp.	24,000	19
* Ezenia!, Inc.	16,700	19
* Loudeye Corp.	17,212	19
* Internet Capital Group Inc	2,850	18
* Tier Technologies, Inc.	1,900	18
Sypris Solutions, Inc.	1,300	18
* Centillium Communications, Inc.	7,420	18
* Centra Software, Inc.	10,588	18
* Interactive Intelligence Inc.	5,300	17
* Digimarc Corp.	1,900	17
* AXT, Inc.	11,500	17
* Quovadx, Inc.	8,862	17
* Aware, Inc.	7,000	17
* Inforte Corp.	2,284	16
* ImageWare Systems, Inc.	6,600	16
* Argonaut Technologies Inc.	16,400	15
* Primus Knowledge Solutions, Inc.	12,991	15
* NaviSite, Inc.	5,741	15
* Three-Five Systems, Inc.	5,300	15
* Lantronix, Inc.	14,000	14
* Interland, Inc.	4,020	14
* VIA NET.WORKS, Inc.	20,572	13
* Applied Digital Solutions, Inc.	6,030	13
* LightPath Technologies, Inc. Class A	2,625	13
* Network Engines, Inc.	6,700	12
* NetSolve, Inc.	1,100	12
* SCM Microsystems, Inc.	4,300	12
* eLoyalty Corp.	1,835	11
* Saba Software, Inc.	2,714	11
* Staktek Holdings Inc.	2,721	11
* The A Consulting Team, Inc.	1,500	9
* Stratos International Inc.	2,034	9
* Digital Lightwave, Inc.	7,700	9
* Vastera, Inc.	4,900	9
* Insightful Corp.	4,338	8
* I-many, Inc.	8,200	8
* Cosine Communications, Inc.	2,446	8
* Terremark Worldwide, Inc.	11,600	7
* BSQUARE Corp.	11,000	7
* Critical Path, Inc.	10,225	7
* Blue Martini Software, Inc.	2,433	7
* Network Equipment Technologies, Inc.	1,000	7
* TechTeam Global, Inc.	700	7
* Callidus Software Inc.	1,500	6
* ACE	5,552	6
* ACT Teleconferencing, Inc.	4,600	6
* Verilink Corp.	3,165	6
* Storage Computer Corp.	16,000	5
* Apropos Technology, Inc.	1,500	5
* M-WAVE, Inc.	3,800	4
Dynabazaar, Inc.	14,640	4
* Artisoft, Inc.	1,550	4
* Merisel, Inc.	980	4
* Datalink Corp.	1,605	3
* NetScout Systems, Inc.	600	3
* Ampex Corp. Class A	1,535	3
* Navidec, Inc.	956	3
* GraphOn Corp.	10,000	3
* Versata, Inc.	1,576	3
* Network-1 Security Solutions, Inc.	4,400	2
ePresence, Inc. - Escrow	16,900	2
* Axeda Systems Inc.	4,700	2
* Channell Commercial Corp.	600	2
* DSL.Net, Inc.	8,700	2
* Convera Corp.	400	1
* Cogent Communications Group, Inc.	3,647	1
* Pemstar Inc.	500	1
* eGain Communications Corp.	1,010	1
* Covad Communications Group, Inc.	317	1
* GoAmerica, Inc.	1,450	-
* NexPrise, Inc.	366	-
* Segue Software, Inc.	100	-
* Amtech Systems, Inc.	100	-
* Media 100 Inc.	6,149	-
* ProcureNet, Inc.	6,800	-
* Critical Path, Inc.	6,646	-

		528,303

Utilities (4.1%)
Verizon Communications Inc.	828,164	32,613
SBC Communications Inc.	990,678	25,708
* Comcast Corp. Class A	608,819	17,193
BellSouth Corp.	547,643	14,852
* AT&T Wireless Services Inc.	815,899	12,059
Sprint Corp.	426,209	8,580
* Nextel Communications, Inc.	322,497	7,688
Exelon Corp.	197,512	7,247
Southern Co.	220,788	6,619
Dominion Resources, Inc.	98,851	6,450
Duke Energy Corp.	280,583	6,423
* Cox Communications, Inc. Class A	180,827	5,991
ALLTEL Corp.	92,259	5,066
TXU Corp.	88,972	4,264
Entergy Corp.	67,915	4,116
FirstEnergy Corp.	98,812	4,059
* PG&E Corp.	125,409	3,812
FPL Group, Inc.	55,528	3,794
American Electric Power Co., Inc.	118,530	3,788
AT&T Corp.	236,294	3,384
Progress Energy, Inc.	73,963	3,132
Consolidated Edison Inc.	72,269	3,038
Public Service Enterprise Group, Inc.	70,430	3,000
Ameren Corp.	58,162	2,684
PPL Corp.	56,536	2,667
Edison International	97,775	2,592
Sempra Energy	69,410	2,512
Kinder Morgan, Inc.	36,922	2,319
DTE Energy Co.	52,120	2,199
Cinergy Corp.	54,051	2,140
Constellation Energy Group, Inc.	52,581	2,095
Xcel Energy, Inc.	119,826	2,075
* AES Corp.	193,568	1,934
KeySpan Corp.	47,616	1,867
* Cablevision Systems NY Group Class A	91,893	1,864
* Comcast Corp. Special Class A	64,798	1,809
* Qwest Communications International Inc.	536,398	1,786
NiSource, Inc.	78,679	1,653
* NTL Inc.	26,311	1,633
MCI Inc.	94,200	1,578
Telephone & Data Systems, Inc.	17,083	1,438
CenturyTel, Inc.	40,725	1,394
SCANA Corp.	33,524	1,252
Citizens Communications Co.	87,880	1,177
Questar Corp.	25,354	1,162
Pinnacle West Capital Corp.	27,609	1,146
Wisconsin Energy Corp.	35,386	1,129
* U.S. Cellular Corp.	25,775	1,112
Energy East Corp.	43,894	1,105
Pepco Holdings, Inc.	52,064	1,036
CenterPoint Energy Inc.	91,914	952
MDU Resources Group, Inc.	35,381	932
* Nextel Partners, Inc.	55,799	925
* UnitedGlobalCom Inc. Class A	116,816	873
Alliant Energy Corp.	34,291	853
ONEOK, Inc.	31,094	809
DPL Inc.	38,071	784
NSTAR	15,949	783
TECO Energy, Inc.	56,754	768
Northeast Utilities	38,394	744
* Western Wireless Corp. Class A	28,065	722
National Fuel Gas Co.	24,943	707
Puget Energy, Inc.	30,009	681
OGE Energy Corp.	26,280	663
Great Plains Energy, Inc.	22,562	658
* Kinder Morgan Management, LLC	15,472	642
Hawaiian Electric Industries Inc.	24,104	640
Western Gas Resources, Inc.	22,244	636
* Allegheny Energy, Inc.	38,548	615
Aqua America, Inc.	27,798	615
AGL Resources Inc.	19,729	607
Vectren Corp.	23,104	582
UGI Corp. Holding Co.	15,500	578
Energen Corp.	11,041	569
* Southwestern Energy Co.	13,000	546
* Level 3 Communications, Inc.	204,420	529
Westar Energy, Inc.	25,884	523
WPS Resources Corp.	11,421	514
Piedmont Natural Gas, Inc.	11,500	505
NICOR Inc.	13,334	489
* Southern Union Co.	23,584	483
Peoples Energy Corp.	11,246	469
* CMS Energy Corp.	49,176	468
Atmos Energy Corp.	18,236	459
WGL Holdings Inc.	14,924	422
* IDT Corp. Class B	28,000	421
Duquesne Light Holdings, Inc.	23,153	416
PNM Resources Inc.	18,104	408
* Commonwealth Telephone Enterprises, Inc.	7,899	344
New Jersey Resources Corp.	8,300	344
IDACORP, Inc.	11,500	334
* Price Communications Corp.	20,940	319
Northwest Natural Gas Co.	9,850	313
* Sierra Pacific Resources	32,458	290
* Cincinnati Bell Inc.	80,040	279
Southwest Gas Corp.	11,427	274
UniSource Energy Corp.	10,500	256
Avista Corp.	14,100	255
Black Hills Corp.	9,115	253
The Laclede Group, Inc.	8,200	240
Cleco Corp.	13,116	226
CH Energy Group, Inc.	4,900	224
* El Paso Electric Co.	13,321	214
UIL Holdings Corp.	4,200	207
South Jersey Industries, Inc.	4,200	201
* Centennial Communications Corp. Class A	34,100	201
* General Communication, Inc.	21,515	195
* PTEK Holdings, Inc.	21,800	187
Otter Tail Corp.	7,168	183
* Aquila, Inc.	54,121	169
MGE Energy, Inc.	5,200	165
* Mediacom Communications Corp.	24,880	162
NUI Corp.	11,500	153
* Alamosa Holdings, Inc.	19,700	151
Cascade Natural Gas Corp.	6,957	148
Empire District Electric Co.	7,000	144
California Water Service Group	4,713	138
* UbiquiTel Inc.	34,400	138
Atlantic Tele-Network, Inc.	4,680	135
* Talk America Holdings, Inc.	25,149	132
* Global Crossing Ltd.	7,700	127
Central Vermont Public Service Corp.	6,300	127
American States Water Co.	4,950	123
Surewest Communications	4,000	115
SJW Corp.	3,400	112
Middlesex Water Co.	5,600	100
Connecticut Water Services, Inc.	3,675	97
Green Mountain Power Corp.	3,300	86
* Time Warner Telecom Inc.	16,929	81
* Hector Communications Corp.	3,000	63
D&E Communications, Inc.	5,057	58
Maine & Maritimes Corp.	2,000	58
* Dobson Communications Corp.	35,301	47
* Triton PCS, Inc.	16,400	42
* Boston Communications Group, Inc.	4,600	40
CT Communications, Inc.	2,762	38
* Primus Telecommunications Group, Inc.	25,300	37
* Intrado Inc.	3,500	35
North Pittsburgh Systems, Inc.	1,700	35
* Pac-West Telecom, Inc.	31,681	29
* Energy West Inc.	4,000	24
Hickory Tech Corp.	1,831	21
* McLeod USA Inc.	48,093	21
EnergySouth, Inc.	733	20
* Z-Tel Technologies, Inc.	37,580	17
* Covista Communications, Inc.	9,805	17
* IDT Corp.	800	12
* Hungarian Telephone and Cable Corp.	700	7
* BayCorp Holdings, Ltd.	382	5
* FiberNet Telecom Group, Inc.	5,040	4
* RCN Corp.	30,842	2

		272,798

Other (2.7%)
General Electric Co.	3,158,233	106,053
* Berkshire Hathaway Inc. Class A	326	28,248
3M Co.	234,440	18,748
Honeywell International Inc.	257,188	9,223
Johnson Controls, Inc.	56,952	3,235
Fortune Brands, Inc.	43,174	3,199
Eaton Corp.	45,414	2,880
Textron, Inc.	41,327	2,656
ITT Industries, Inc.	27,709	2,216
Brunswick Corp.	28,608	1,309
Hillenbrand Industries, Inc.	18,613	941
SPX Corp.	22,871	810
Wesco Financial Corp.	2,130	749
Carlisle Co., Inc.	9,506	608
Teleflex Inc.	12,139	516
Lancaster Colony Corp.	10,721	452
Trinity Industries, Inc.	14,459	451
ALLETE, Inc.	8,793	286
* McDermott International, Inc.	20,100	237
Walter Industries, Inc.	13,300	213
GenCorp, Inc.	13,100	178
* Sequa Corp. Class A	3,256	170
* United Capital Corp.	5,700	130
* Xanser Corp.	37,184	91
Kaman Corp. Class A	6,251	75
* GP Strategies Corp.	7,900	59
Raven Industries, Inc.	900	40
* Berkshire Hathaway Inc. Class B	12	34
* Foster Wheeler Ltd.	20,900	10

		183,817

TOTAL COMMON STOCKS
(Cost $3,498,615)		4,035,925

	Face
	Amount
	(000)

U.S. GOVERNMENT AND AGENCY OBLIGATIONS (27.1%)

U.S. Government Securities (10.0%)
U.S. Treasury Bonds
10.375%, 11/15/2012	$ 4,000	4,875
12.00%, 8/15/2013	4,000	5,280
13.25%, 5/15/2014	2,000	2,843
11.75%, 11/15/2014	2,000	2,769
11.25%, 2/15/2015	975	1,551
9.875%, 11/15/2015	6,425	9,584
9.25%, 2/15/2016	2,850	4,104
7.50%, 11/15/2016	15,400	19,791
8.75%, 5/15/2017	1,550	2,187
8.875%, 8/15/2017	15,950	22,751
9.125%, 5/15/2018	600	877
8.875%, 2/15/2019	26,475	38,240
8.125%, 8/15/2019	1,380	1,888
8.50%, 2/15/2020	4,205	5,953
8.75%, 5/15/2020	5,025	7,268
8.75%, 8/15/2020	975	1,412
7.875%, 2/15/2021	6,700	9,065
8.125%, 5/15/2021	325	450
8.125%, 8/15/2021	7,675	10,642
8.00%, 11/15/2021	1,120	1,539
7.25%, 8/15/2022	6,000	7,724
7.625%, 11/15/2022	22,350	29,844
6.75%, 8/15/2026	6,860	8,517
6.625%, 2/15/2027	4,695	5,756
6.375%, 8/15/2027	4,140	4,943
5.50%, 8/15/2028	2,925	3,145
6.25%, 5/15/2030	875	1,039
U.S. Treasury Notes
6.50%, 8/15/2005	7,050	7,312
2.00%, 8/31/2005	5,525	5,516
5.75%, 11/15/2005	450	467
5.875%, 11/15/2005	10,075	10,478
1.875%, 11/30/2005	6,275	6,247
1.875%, 12/31/2005	34,225	34,048
1.875%, 1/31/2006	7,100	7,056
1.625%, 2/28/2006	22,925	22,689
6.875%, 5/15/2006	22,835	24,437
2.75%, 6/30/2006	26,125	26,231
7.00%, 7/15/2006	43,425	46,797
6.50%, 10/15/2006	37,050	39,881
6.625%, 5/15/2007	800	877
6.125%, 8/15/2007	15,675	17,081
5.625%, 5/15/2008	24,410	26,557
3.125%, 10/15/2008	14,875	14,852
4.75%, 11/15/2008	3,600	3,817
3.375%, 12/15/2008	16,700	16,804
3.25%, 1/15/2009	31,775	31,785
6.00%, 8/15/2009	4,810	5,377
6.50%, 2/15/2010	10,000	11,472
5.75%, 8/15/2010	4,975	5,543
5.00%, 2/15/2011	6,175	6,632
4.875%, 2/15/2012	26,845	28,603
4.375%, 8/15/2012	41,850	43,125
4.25%, 8/15/2013	18,150	18,422

		676,143

Agency Bonds and Notes (3.9%)
Federal Farm Credit Bank**
3.25%, 6/15/2007	4,300	4,317
Federal Home Loan Bank**
5.125%, 3/6/2006	12,500	12,936
1.875%, 6/15/2006	1,500	1,479
2.875%, 8/15/2006	2,500	2,502
2.875%, 9/15/2006	2,500	2,502
6.50%, 8/15/2007	3,500	3,817
5.80%, 9/2/2008	1,500	1,626
5.865%, 9/2/2008	1,300	1,412
3.625%, 11/14/2008	2,500	2,506
7.625%, 5/14/2010	8,800	10,408
5.75%, 5/15/2012	7,675	8,359
Federal Home Loan Mortgage Corp.**
5.50%, 7/15/2006	5,850	6,124
4.875%, 3/15/2007	15,000	15,660
5.75%, 4/15/2008	6,500	7,011
5.75%, 3/15/2009	14,000	15,184
6.625%, 9/15/2009	4,650	5,239
7.00%, 3/15/2010	4,000	4,597
6.875%, 9/15/2010	3,125	3,594
5.875%, 3/21/2011	2,000	2,164
6.00%, 6/15/2011	2,750	3,036
5.50%, 9/15/2011	1,800	1,936
5.75%, 1/15/2012	4,925	5,366
5.125%, 7/15/2012	8,400	8,814
4.50%, 1/15/2013	3,000	3,014
4.00%, 6/12/2013	2,625	2,479
Federal National Mortgage Assn.**
5.50%, 2/15/2006	11,125	11,561
5.25%, 6/15/2006	8,000	8,323
2.625%, 11/15/2006	5,500	5,470
5.00%, 1/15/2007	9,500	9,925
7.125%, 3/15/2007	2,000	2,194
5.25%, 4/15/2007	5,000	5,266
6.625%, 10/15/2007	6,500	7,135
5.75%, 2/15/2008	3,250	3,499
6.00%, 5/15/2008	6,000	6,525
7.25%, 1/15/2010	6,720	7,795
6.625%, 11/15/2010	1,650	1,877
6.25%, 2/1/2011	1,425	1,567
6.00%, 5/15/2011	7,300	8,055
5.375%, 11/15/2011	1,925	2,054
6.125%, 3/15/2012	12,950	14,422
4.625%, 5/1/2013	700	691
4.625%, 10/15/2013	2,500	2,512
5.125%, 1/2/2014	975	987
7.125%, 1/15/2030	1,800	2,222
7.25%, 5/15/2030	2,450	3,070
6.625%, 11/15/2030	1,850	2,159
Private Export Funding Corp. (U.S. Government Guaranteed)
7.20%, 1/15/2010	6,900	7,985
State of Israel (U.S. Government Guaranteed)
5.50%, 9/18/2023	500	522
5.50%, 12/4/2023	375	392
5.50%, 4/26/2024	300	313
Tennessee Valley Auth.**
5.375%, 11/13/2008	2,400	2,565
7.125%, 5/1/2030	4,000	4,944

		260,112

Mortgage-Backed Securities (13.2%)
Federal Home Loan Mortgage Corp.**
(1)4.00%, 3/1/2008-6/1/2019	20,404	20,102
(1)4.50%, 1/1/2008-3/1/2034	59,247	58,954
(1)5.00%, 12/1/2007-6/1/2034	86,284	86,420
(1)5.50%, 4/1/2007-11/1/2035	58,324	59,504
(1)6.00%, 5/1/2005-7/1/2034	53,523	55,583
(1)6.50%, 2/1/2008-11/1/2033	25,384	26,725
(1)7.00%, 1/3/2005-10/1/2033	9,574	10,167
(1)7.50%, 1/1/2007-1/1/2032	2,283	2,456
(1)8.00%, 12/1/2007-10/1/2031	1,826	1,975
(1)8.50%, 11/1/2007-5/1/2030	267	294
(1)9.00%, 1/1/2005-4/1/2030	232	256
(1)9.50%, 4/1/2016-4/1/2025	73	78
(1)10.00%, 3/1/2017-4/1/2025	29	32
Federal National Mortgage Assn.**
(1)4.00%, 9/1/2010-6/1/2019	12,002	11,781
(1)4.50%, 7/1/2011-6/1/2034	49,675	49,207
(1)5.00%, 9/1/2009-6/1/2034	123,000	123,117
(1)5.50%, 11/1/2008-9/1/2034	138,815	141,262
(1)6.00%, 10/1/2008-8/1/2034	54,917	57,056
(1)6.50%, 8/1/2008-8/1/2034	38,735	40,732
(1)7.00%, 10/1/2007-12/1/2033	13,800	14,643
(1)7.50%, 8/1/2007-12/1/2032	5,656	6,053
(1)8.00%, 7/1/2007-1/1/2031	853	924
(1)8.50%, 6/1/2006-9/1/2030	417	451
(1)9.00%, 7/1/2007-8/1/2026	71	79
(1)9.50%, 4/1/2005-2/1/2025	35	39
(1)10.00%, 1/1/2020-8/1/2021	6	7
(1)10.50%, 8/1/2020	4	4
Government National Mortgage Assn
(1)4.50%, 8/15/2018-9/1/2034	3,961	3,898
(1)5.00%, 3/15/2018-6/15/2034	20,460	20,436
(1)5.50%, 6/15/2018-9/15/2034	35,512	36,178
(1)6.00%, 3/15/2009-3/15/2034	25,034	26,002
(1)6.50%, 9/15/2008-3/15/2034	14,967	15,815
(1)7.00%, 5/15/2008-8/15/2032	9,138	9,741
(1)7.50%, 5/15/2008-3/15/2032	3,129	3,377
(1)8.00%, 9/15/2009-3/15/2032	1,807	1,975
(1)8.50%, 3/15/2017-7/15/2030	296	329
(1)9.00%, 6/15/2016-2/15/2030	266	297
(1)9.50%, 9/15/2018-8/15/2030	91	101
(1)10.00%, 10/15/2017-12/15/2020	17	18
(1)10.50%, 9/15/2019	4	4
(1)11.00%, 7/15/2013-12/15/2015	7	7

		886,079

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
(Cost $1,788,604)		1,822,334

CORPORATE BONDS (10.7%)

Asset-Backed/Commercial Mortgage-Backed Securities (2.5%)
American Express Credit Account Master Trust
(1)1.89%, 11/17/2008	13,200	13,230
(1)1.90%, 9/15/2008	12,000	12,027
BA Master Credit Card Trust
(1)1.88%, 6/15/2008	1,800	1,803
Bear Stearns Commercial Mortgage Securities, Inc.
(1)5.61%, 8/15/2011	4,000	4,275
California Infrastructure & Economic Development Bank Special Purpose Trust PG&E-1
(1)6.42%, 9/25/2006	6,881	7,155
California Infrastructure & Economic Development Bank Special Purpose Trust SDG&E-1
(1)6.31%, 9/25/2006	3,333	3,467
Capital One Master Trust
(1)1.90%, 1/15/2009	3,000	3,006
Carco Auto Loan Master Trust
(1)1.825%, 11/15/2006	9,000	9,003
Centex Home Equity
(1)4.64%, 11/25/2005	47	47
Chase Credit Card Master Trust
(1)1.86%, 2/15/2007	6,000	6,000
(1)1.82%, 3/17/2008	5,000	5,004
(1)1.90%, 6/16/2008	12,000	12,024
Citibank Credit Card Master Trust
(1)5.875%, 3/10/2011	2,000	2,174
Citibank Omni-S Master Trust
(1)2.01%, 9/16/2010	6,500	6,529
Commercial Mortgage Lease-Backed Certificate
(1)6.746%, 6/20/2031	712	790
Countrywide Home Loans
(1)4.545%, 9/19/2032	187	186
(1)4.124%, 5/25/2033	1,948	1,948
Discover Card Master Trust I
(1)1.89%, 4/16/2007	6,000	6,000
(1)1.94%, 9/18/2007	8,000	8,006
(1)1.94%, 11/15/2007	2,000	2,002
First USA Credit Card Master Trust
(1)1.961%, 9/19/2008	11,000	11,019
First Union National Bank Commercial Mortgage Securities
(1)6.223%, 12/12/2033	350	384
Ford Credit Auto Owner Trust
(1)3.62%, 1/15/2006	172	172
Gracechurch Card Funding PLC
(1)1.81%, 8/15/2008	9,500	9,507
Harley-Davidson Motorcycle Trust
(1)4.50%, 1/15/2010	947	963
Honda Auto Receivables Owner Trust
(1)4.22%, 4/16/2007	1,100	1,114
Household Credit Card Master Note Trust I
(1)1.89%, 7/15/2008	10,000	10,011
Household Private Label Credit Card Master Trust
(1)2.03%, 9/15/2009	5,000	5,015
MBNA Credit Card Master Note Trust
(1)4.95%, 6/15/2009	1,700	1,773
MBNA Master Credit Card Trust
(1)2.02%, 8/15/2008	9,000	9,034
Nissan Auto Receivables Owner Trust
(1)4.28%, 10/16/2006	2,015	2,039
PECO Energy Transition Trust
(1)5.80%, 3/1/2007	2,041	2,071
PP&L Transition Bond Co. LLC
(1)6.96%, 9/24/2005	5,000	5,191
PSEG Transition Funding LLC
(1)6.89%, 12/15/2015	2,000	2,332
Salomon Brothers Mortgage Securities VII
(1)4.135%, 9/25/2033	3,216	3,191
Toyota Auto Receivables Owner Trust
(1)2.65%, 11/15/2006	928	930
Washington Mutual Mortgage Pass-Through Certificates
(1)5.493%, 4/26/2032	192	195

		169,617

Finance (3.1%)
Banking (1.3%)
ABN AMRO Bank NV
7.125%, 6/18/2007	2,150	2,347
Abbey National PLC
7.95%, 10/26/2029	1,275	1,623
BB&T Corp.
6.50%, 8/1/2011	250	280
4.75%, 10/1/2012	300	299
5.20%, 12/23/2015	475	482
BBVA-Bancomer Capital Trust I
(2)10.50%, 2/16/2011	275	301
BSCH Issuances Ltd.
7.625%, 9/14/2010	400	467
Bank One Corp.
4.125%, 9/1/2007	1,700	1,745
6.00%, 2/17/2009	1,000	1,082
7.875%, 8/1/2010	375	444
Bank One NA (IL)
5.50%, 3/26/2007	500	531
Bank of America Corp.
3.25%, 8/15/2008	1,000	988
7.40%, 1/15/2011	700	816
4.75%, 8/15/2013	1,000	1,001
5.375%, 6/15/2014	225	234
5.125%, 11/15/2014	500	510
5.25%, 12/1/2015	200	204
Bank of New York Co., Inc.
3.75%, 2/15/2008	1,050	1,059
Citicorp Capital II
8.015%, 2/15/2027	1,050	1,183
Citicorp Lease Pass-Through Trust
(1)7.22%, 6/15/2005	364	375
(1)8.04%, 12/15/2019	1,700	2,054
Citigroup, Inc.
6.75%, 12/1/2005	2,250	2,360
5.75%, 5/10/2006	650	680
5.50%, 8/9/2006	400	418
4.25%, 7/29/2009	575	585
4.875%, 5/7/2015	200	198
6.625%, 6/15/2032	1,050	1,156
5.875%, 2/22/2033	600	606
6.00%, 10/31/2033	300	307
CoreStates Capital Corp.
(2)8.00%, 12/15/2026	1,200	1,350
Deutsche Bank Financial LLC
5.375%, 3/2/2015	550	564
Fifth Third Bank
3.375%, 8/15/2008	1,200	1,194
First Union Corp.
7.50%, 4/15/2035	250	315
Fleet Boston Financial Corp.
4.875%, 12/1/2006	1,225	1,280
Fleet Capital Trust II
7.92%, 12/11/2026	500	558
Fleet Financial Group, Inc.
6.875%, 1/15/2028	600	704
Golden West Financial Corp.
4.125%, 8/15/2007	700	720
HSBC Holdings PLC
7.50%, 7/15/2009	500	574
5.25%, 12/12/2012	1,500	1,553
J.P. Morgan Chase & Co.
5.625%, 8/15/2006	1,000	1,045
5.25%, 5/30/2007	3,450	3,649
3.625%, 5/1/2008	775	776
3.80%, 10/2/2009	1,350	1,339
4.50%, 11/15/2010	400	405
6.625%, 3/15/2012	750	840
4.875%, 3/15/2014	700	695
5.125%, 9/15/2014	1,375	1,386
5.25%, 5/1/2015	450	457
JPM Capital Trust II
7.95%, 2/1/2027	200	224
Key Bank NA
5.00%, 7/17/2007	200	209
Marshall & Ilsley Bank
4.125%, 9/4/2007	1,475	1,522
4.375%, 8/1/2009	75	77
Mellon Capital II
7.995%, 1/15/2027	1,250	1,421
Mellon Funding Corp.
5.00%, 12/1/2014	250	254
NB Capital Trust IV
8.25%, 4/15/2027	1,000	1,157
National City Bank of Indiana
4.875%, 7/20/2007	900	945
National City Corp.
3.20%, 4/1/2008	1,500	1,482
NationsBank Corp.
7.50%, 9/15/2006	4,750	5,152
North Fork Bancorp
5.875%, 8/15/2012	600	641
PNC Funding Corp.
5.75%, 8/1/2006	1,000	1,048
5.25%, 11/15/2015	250	253
Popular North America, Inc.
4.25%, 4/1/2008	400	410
Regions Financial Corp.
7.00%, 3/1/2011	750	857
Republic New York Corp.
7.75%, 5/15/2009	300	348
Royal Bank of Scotland Group PLC
5.00%, 11/12/2013	250	253
7.648%, 9/30/2031	1,525	1,801
Sanwa Bank Ltd.
8.35%, 7/15/2009	750	881
7.40%, 6/15/2011	525	602
Southtrust Corp.
5.80%, 6/15/2014	300	319
Sumitomo Mitsui Banking Corp.
8.00%, 6/15/2012	225	268
SunTrust Banks, Inc.
5.05%, 7/1/2007	1,500	1,581
6.375%, 4/1/2011	500	555
Swiss Bank Corp.
7.00%, 10/15/2015	750	888
Synovus Financial Corp.
7.25%, 12/15/2005	750	793
The Chase Manhattan Corp.
7.125%, 2/1/2007	750	818
UFJ Finance Aruba AEC
6.75%, 7/15/2013	350	390
US Bank NA
2.85%, 11/15/2006	200	199
3.70%, 8/1/2007	1,200	1,220
6.375%, 8/1/2011	250	279
6.30%, 2/4/2014	250	278
US Bank NA Minnesota
6.50%, 2/1/2008	1,500	1,651
Union Planters Corp.
7.75%, 3/1/2011	1,000	1,186
UnionBanCal Corp.
5.25%, 12/16/2013	150	153
Wachovia Corp.
4.95%, 11/1/2006	1,750	1,818
3.50%, 8/15/2008	1,000	997
3.625%, 2/17/2009	850	845
5.25%, 8/1/2014	500	512
Washington Mutual Bank
6.875%, 6/15/2011	2,050	2,317
5.65%, 8/15/2014	525	546
Washington Mutual Finance Corp.
6.25%, 5/15/2006	700	739
Wells Fargo & Co.
5.25%, 12/1/2007	4,100	4,357
3.125%, 4/1/2009	750	731
4.95%, 10/16/2013	550	561
Zions Bancorp
6.00%, 9/15/2015	200	214
Brokerage (0.7%)
Bear Stearns Co., Inc.
5.70%, 1/15/2007	1,700	1,796
7.80%, 8/15/2007	800	895
4.00%, 1/31/2008	225	228
5.70%, 11/15/2014	750	788
4.65%, 7/2/2018	500	463
Credit Suisse First Boston USA, Inc.
5.75%, 4/15/2007	475	503
3.875%, 1/15/2009	3,000	2,999
4.70%, 6/1/2009	400	412
6.50%, 1/15/2012	1,600	1,780
5.125%, 1/15/2014	250	252
7.125%, 7/15/2032	200	235
Goldman Sachs Group, Inc.
4.125%, 1/15/2008	550	560
3.875%, 1/15/2009	425	426
6.65%, 5/15/2009	400	444
6.60%, 1/15/2012	450	499
5.70%, 9/1/2012	2,500	2,629
5.25%, 10/15/2013	650	663
5.15%, 1/15/2014	600	603
5.00%, 10/1/2014	650	643
5.50%, 11/15/2014	1,350	1,394
6.125%, 2/15/2033	700	705
6.345%, 2/15/2034	1,125	1,130
Lehman Brothers Holdings, Inc.
6.625%, 2/5/2006	590	620
4.00%, 1/22/2008	1,500	1,522
7.00%, 2/1/2008	1,500	1,658
3.60%, 3/13/2009	500	494
4.375%, 11/30/2010	100	100
6.625%, 1/18/2012	600	669
4.80%, 3/13/2014	650	640
Merrill Lynch & Co., Inc.
5.36%, 2/1/2007	150	157
4.00%, 11/15/2007	3,550	3,605
3.70%, 4/21/2008	200	200
3.125%, 7/15/2008	200	196
4.125%, 1/15/2009	250	251
6.00%, 2/17/2009	650	704
4.125%, 9/10/2009	150	151
5.00%, 2/3/2014	750	752
5.45%, 7/15/2014	225	232
5.30%, 9/30/2015	275	282
Morgan Stanley Dean Witter
6.875%, 3/1/2007	750	809
5.80%, 4/1/2007	2,500	2,655
3.625%, 4/1/2008	1,000	999
3.875%, 1/15/2009	900	900
6.75%, 4/15/2011	500	562
6.60%, 4/1/2012	1,000	1,115
4.75%, 4/1/2014	2,000	1,930
7.25%, 4/1/2032	475	563
Salomon Smith Barney Holdings Inc.
5.875%, 3/15/2006	3,000	3,133
6.50%, 2/15/2008	1,150	1,261
Finance Companies (0.7%)
American Express Centurion Bank
4.375%, 7/30/2009	75	76
American Express Co.
3.75%, 11/20/2007	1,225	1,239
American Express Credit Corp.
3.00%, 5/16/2008	1,000	984
American General Finance Corp.
5.875%, 7/14/2006	300	314
5.75%, 3/15/2007	1,000	1,058
3.875%, 10/1/2009	400	397
5.375%, 10/1/2012	1,000	1,048
CIT Group, Inc.
4.125%, 2/21/2006	550	560
2.875%, 9/29/2006	750	744
7.375%, 4/2/2007	800	877
4.00%, 5/8/2008	650	656
4.75%, 12/15/2010	550	563
7.75%, 4/2/2012	300	354
5.00%, 2/13/2014	325	322
5.125%, 9/30/2014	200	200
Capital One Bank
6.875%, 2/1/2006	350	368
4.875%, 5/15/2008	500	518
4.25%, 12/1/2008	375	380
5.125%, 2/15/2014	500	497
Countrywide Home Loan
5.50%, 2/1/2007	1,950	2,046
2.875%, 2/15/2007	500	496
3.25%, 5/21/2008	1,000	982
4.125%, 9/15/2009	425	424
General Electric Capital Corp.
2.75%, 9/25/2006	1,200	1,195
2.80%, 1/15/2007	3,000	2,983
5.375%, 3/15/2007	2,600	2,737
3.50%, 5/1/2008	1,250	1,251
4.625%, 9/15/2009	1,500	1,553
4.25%, 12/1/2010	575	578
6.125%, 2/22/2011	1,000	1,100
4.75%, 9/15/2014	900	899
6.75%, 3/15/2032	3,150	3,630
Household Finance Corp.
5.75%, 1/30/2007	2,325	2,457
4.625%, 1/15/2008	500	516
6.40%, 6/17/2008	3,075	3,357
4.125%, 12/15/2008	100	101
6.375%, 10/15/2011	750	828
7.625%, 5/17/2032	400	491
7.35%, 11/27/2032	400	476
International Lease Finance Corp.
3.125%, 5/3/2007	100	99
5.625%, 6/1/2007	575	607
4.50%, 5/1/2008	750	770
5.875%, 5/1/2013	1,000	1,064
MBNA America Bank NA
(2)7.75%, 9/15/2005	575	601
5.375%, 1/15/2008	1,000	1,052
MBNA Corp.
5.00%, 6/15/2015	200	198
SLM Corp.
3.625%, 3/17/2008	2,500	2,500
5.375%, 1/15/2013	500	518
5.625%, 8/1/2033	700	672
USA Education, Inc.
5.625%, 4/10/2007	625	657
Insurance (0.3%)
ACE Ltd.
6.00%, 4/1/2007	1,200	1,272
AEGON NV
4.75%, 6/1/2013	775	768
AXA SA
8.60%, 12/15/2030	1,125	1,465
Aetna, Inc./Lion Connecticut Holdings
6.97%, 8/15/2036	100	112
Allstate Corp.
5.375%, 12/1/2006	500	523
7.20%, 12/1/2009	1,425	1,630
5.00%, 8/15/2014	75	75
6.125%, 12/15/2032	250	259
American General Capital II
8.50%, 7/1/2030	700	929
American International Group, Inc.
(3)2.875%, 5/15/2008	275	269
Aon Capital Trust
8.205%, 1/1/2027	200	228
Arch Capital Group Ltd.
7.35%, 5/1/2034	375	392
Aspen Insurance Holdings Ltd.
(2)6.00%, 8/15/2014	300	303
Assurant, Inc.
5.625%, 2/15/2014	100	102
6.75%, 2/15/2034	200	208
Commerce Group, Inc.
5.95%, 12/9/2013	175	180
Fund American Cos., Inc.
5.875%, 5/15/2013	150	154
GE Global Insurance Holdings Corp.
6.45%, 3/1/2019	500	536
7.00%, 2/15/2026	175	193
7.75%, 6/15/2030	300	360
Genworth Financial, Inc.
4.75%, 6/15/2009	300	309
5.75%, 6/15/2014	225	237
6.50%, 6/15/2034	375	403
Hartford Financial Services Group, Inc.
4.625%, 7/15/2013	400	392
Hartford Life, Inc.
7.375%, 3/1/2031	600	717
Lincoln National Corp.
6.20%, 12/15/2011	750	819
Loews Corp.
5.25%, 3/15/2016	350	338
Marsh & McLennan Cos., Inc.
6.25%, 3/15/2012	275	301
5.875%, 8/1/2033	600	598
MetLife, Inc.
5.50%, 6/15/2014	75	78
5.25%, 12/1/2006	1,150	1,201
6.375%, 6/15/2034	625	663
Monumental Global Funding II
(2)6.05%, 1/19/2006	625	652
Nationwide Life Global Funding
(2)5.35%, 2/15/2007	700	734
Principal Life Inc. Funding
5.10%, 4/15/2014	475	482
Protective Life Secured Trust
3.70%, 11/24/2008	650	647
Prudential Financial, Inc.
4.50%, 7/15/2013	450	435
5.10%, 9/20/2014	275	275
5.75%, 7/15/2033	200	196
St. Paul Cos., Inc.
5.75%, 3/15/2007	200	211
Travelers Property Casualty Corp.
3.75%, 3/15/2008	275	275
6.375%, 3/15/2033	250	256
XL Capital Ltd.
5.25%, 9/15/2014	350	351
Real Estate Investment Trusts (0.1%)
Boston Properties, Inc.
6.25%, 1/15/2013	250	270
5.625%, 4/15/2015	275	281
EOP Operating LP
8.375%, 3/15/2006	500	537
6.75%, 2/15/2008	325	352
7.00%, 7/15/2011	250	280
6.75%, 2/15/2012	450	498
4.75%, 3/15/2014	450	434
ERP Operating LP
6.625%, 3/15/2012	1,000	1,111
HRPT Properties Trust
6.25%, 8/15/2016	200	206
Health Care Property Investment, Inc.
6.45%, 6/25/2012	800	869
Health Care REIT, Inc.
6.00%, 11/15/2013	500	511
ProLogis
5.50%, 3/1/2013	175	181
Regency Centers LP
6.75%, 1/15/2012	450	500
Rouse Co.
5.375%, 11/26/2013	200	190
Simon Property Group Inc.
6.375%, 11/15/2007	725	779
3.75%, 1/30/2009	200	196
(2)4.875%, 8/15/2010	1,000	1,013
Other
Berkshire Hathaway Finance Corp.
(2)3.40%, 7/2/2007	175	176
3.375%, 10/15/2008	250	248
4.20%, 12/15/2010	400	403
4.625%, 10/15/2013	175	175
(2)5.10%, 7/15/2014	50	52
J. Paul Getty Trust
5.875%, 10/1/2033	250	258

		211,739

Industrial (4.4%)
Basic Industry (0.3%)
Alcan, Inc.
4.50%, 5/15/2013	575	563
7.25%, 3/15/2031	250	299
6.125%, 12/15/2033	150	157
Alcoa, Inc.
4.25%, 8/15/2007	2,400	2,462
Aluminum Co. of America
6.75%, 1/15/2028	500	571
BHP Finance USA Ltd.
8.50%, 12/1/2012	500	632
Celulosa Arauco Constitution SA
8.625%, 8/15/2010	250	299
Dow Chemical Co.
7.375%, 11/1/2029	1,000	1,164
E.I. du Pont de Nemours & Co.
4.125%, 4/30/2010	1,025	1,033
6.50%, 1/15/2028	500	562
Eastman Chemical Co.
7.00%, 4/15/2012	650	739
ICI Wilmington
4.375%, 12/1/2008	375	376
Inco Ltd.
5.70%, 10/15/2015	250	257
International Paper Co.
4.25%, 1/15/2009	375	377
6.75%, 9/1/2011	100	112
(3)5.85%, 10/30/2012	575	607
5.30%, 4/1/2015	200	199
Noranda, Inc.
7.25%, 7/15/2012	250	277
Placer Dome, Inc.
6.45%, 10/15/2035	250	264
Potash Corp. of Saskatchewan
7.75%, 5/31/2011	1,000	1,175
Praxair, Inc.
6.90%, 11/1/2006	350	377
3.95%, 6/1/2013	750	714
Rio Tinto Finance USA Ltd.
2.625%, 9/30/2008	1,000	958
Rohm & Haas Co.
7.85%, 7/15/2029	600	756
WMC Finance USA
5.125%, 5/15/2013	1,000	1,004
Weyerhaeuser Co.
6.125%, 3/15/2007	650	693
5.95%, 11/1/2008	650	700
6.75%, 3/15/2012	1,000	1,121
7.375%, 3/15/2032	600	693
Capital Goods (0.5%)
BAE Systems
(1)7.156%, 12/15/2011	448	485
Boeing Capital Corp.
5.75%, 2/15/2007	2,000	2,119
6.50%, 2/15/2012	200	224
Brascan Corp.
7.125%, 6/15/2012	500	562
CRH America Inc.
6.95%, 3/15/2012	450	511
6.40%, 10/15/2033	200	213
Caterpillar Financial Services Corp.
5.95%, 5/1/2006	500	524
Caterpillar, Inc.
6.55%, 5/1/2011	1,000	1,128
7.375%, 3/1/2097	400	486
Deere & Co.
6.95%, 4/25/2014	900	1,052
Emerson Electric Co.
4.625%, 10/15/2012	1,500	1,503
General Dynamics Corp.
2.125%, 5/15/2006	250	248
3.00%, 5/15/2008	250	245
4.25%, 5/15/2013	400	389
5.375%, 8/15/2015	250	262
General Electric Co.
5.00%, 2/1/2013	1,850	1,902
Goodrich Corp.
6.45%, 12/15/2007	500	541
Hanson PLC
5.25%, 3/15/2013	1,000	1,007
Honeywell International, Inc.
5.125%, 11/1/2006	500	520
7.50%, 3/1/2010	500	580
6.125%, 11/1/2011	200	219
John Deere Capital Corp.
3.90%, 1/15/2008	250	253
7.00%, 3/15/2012	1,250	1,446
Lockheed Martin Corp.
8.50%, 12/1/2029	1,200	1,587
Masco Corp.
6.75%, 3/15/2006	1,250	1,319
6.50%, 8/15/2032	100	108
Northrop Grumman Corp.
7.125%, 2/15/2011	500	572
Raytheon Co.
8.30%, 3/1/2010	250	298
5.50%, 11/15/2012	375	392
5.375%, 4/1/2013	950	983
7.20%, 8/15/2027	550	629
Republic Services, Inc.
6.75%, 8/15/2011	275	308
TRW, Inc.
7.75%, 6/1/2029	650	788
Textron Financial Corp.
5.875%, 6/1/2007	900	957
Textron, Inc.
6.50%, 6/1/2012	700	777
The Boeing Co.
8.75%, 8/15/2021	500	657
6.625%, 2/15/2038	300	327
Tyco International Group SA
6.375%, 2/15/2006	400	418
5.80%, 8/1/2006	500	523
6.75%, 2/15/2011	400	449
6.375%, 10/15/2011	400	442
6.00%, 11/15/2013	400	432
6.875%, 1/15/2029	400	449
USA Waste Services, Inc.
7.00%, 7/15/2028	1,075	1,184
United Technologies Corp.
4.875%, 11/1/2006	800	830
8.875%, 11/15/2019	575	788
7.50%, 9/15/2029	100	125
Waste Management, Inc.
7.375%, 8/1/2010	150	173
5.00%, 3/15/2014	575	574
7.75%, 5/15/2032	250	302
Communication (1.0%)
AT&T Wireless Services, Inc.
7.35%, 3/1/2006	1,000	1,062
8.125%, 5/1/2012	250	302
8.75%, 3/1/2031	1,925	2,524
America Movil SA de C.V
(2)4.125%, 3/1/2009	525	513
(2)5.50%, 3/1/2014	250	244
BellSouth Capital Funding
7.875%, 2/15/2030	1,100	1,334
BellSouth Corp.
5.00%, 10/15/2006	600	623
4.20%, 9/15/2009	300	302
5.20%, 9/15/2014	375	378
6.55%, 6/15/2034	700	736
BellSouth Telecommunications
6.375%, 6/1/2028	500	513
British Sky Broadcasting Corp.
7.30%, 10/15/2006	150	162
6.875%, 2/23/2009	150	165
8.20%, 7/15/2009	400	465
British Telecommunications PLC
(3)7.875%, 12/15/2005	2,750	2,911
(3)8.375%, 12/15/2010	100	121
(3)8.875%, 12/15/2030	1,000	1,311
Century Tel Enterprises
6.875%, 1/15/2028	150	154
Cingular Wireless
7.125%, 12/15/2031	500	557
Clear Channel Communications, Inc.
7.65%, 9/15/2010	1,000	1,142
5.50%, 9/15/2014	275	273
Comcast Cable Communications Holdings Inc.
8.375%, 3/15/2013	300	363
9.455%, 11/15/2022	1,108	1,484
Comcast Cable Communications, Inc.
6.375%, 1/30/2006	750	784
8.375%, 5/1/2007	1,000	1,115
8.875%, 5/1/2017	850	1,082
Comcast Corp.
5.30%, 1/15/2014	450	451
6.50%, 1/15/2015	600	647
7.05%, 3/15/2033	600	657
Cox Communications, Inc.
3.875%, 10/1/2008	500	486
7.75%, 11/1/2010	425	475
5.50%, 10/1/2015	400	380
Deutsche Telekom International Finance
3.875%, 7/22/2008	150	151
(3)8.50%, 6/15/2010	1,025	1,229
5.25%, 7/22/2013	700	715
(3)8.75%, 6/15/2030	1,500	1,932
France Telecom
(3)7.95%, 3/1/2006	2,000	2,133
(3)9.25%, 3/1/2031	1,200	1,584
GTE Corp.
6.94%, 4/15/2028	325	349
GTE North, Inc.
5.65%, 11/15/2008	200	213
GTE South, Inc.
6.125%, 6/15/2007	2,500	2,678
Gannett Co., Inc.
6.375%, 4/1/2012	400	446
Koninklijke KPN NV
8.00%, 10/1/2010	1,650	1,958
Lenfest Communications, Inc.
8.375%, 11/1/2005	950	1,005
New England Telephone & Telegraph Co.
6.875%, 10/1/2023	200	203
7.875%, 11/15/2029	750	908
News America Holdings, Inc.
9.25%, 2/1/2013	1,550	1,991
8.15%, 10/17/2036	385	481
Pacific Bell
7.125%, 3/15/2026	200	219
R.R. Donnelley & Sons Co.
3.75%, 4/1/2009	225	222
4.95%, 4/1/2014	200	198
SBC Communications, Inc.
5.75%, 5/2/2006	800	835
6.25%, 3/15/2011	750	820
5.875%, 2/1/2012	250	267
5.875%, 8/15/2012	250	267
5.625%, 6/15/2016	575	587
6.45%, 6/15/2034	400	410
Sprint Capital Corp.
6.00%, 1/15/2007	500	528
6.125%, 11/15/2008	500	540
7.625%, 1/30/2011	700	811
8.375%, 3/15/2012	250	303
8.75%, 3/15/2032	2,550	3,236
Telecom Italia Capital
(2)4.00%, 11/15/2008	775	779
(2)4.00%, 1/15/2010	650	645
(2)5.25%, 11/15/2013	850	866
(2)4.95%, 9/30/2014	400	395
(2)6.375%, 11/15/2033	225	234
(2)6.00%, 9/30/2034	325	318
Telecomunicaciones de Puerto Rico
6.65%, 5/15/2006	300	315
6.80%, 5/15/2009	400	440
Telefonica Europe BV
7.35%, 9/15/2005	1,000	1,045
7.75%, 9/15/2010	300	354
8.25%, 9/15/2030	450	586
Telefonos de Mexico SA
8.25%, 1/26/2006	700	751
4.50%, 11/19/2008	200	200
Telus Corp.
7.50%, 6/1/2007	350	382
8.00%, 6/1/2011	575	671
Thomson Corp.
5.75%, 2/1/2008	800	843
Time Warner Entertainment
8.375%, 3/15/2023	1,500	1,783
8.375%, 7/15/2033	100	122
US Cellular
6.70%, 12/15/2033	350	349
USA Interactive
7.00%, 1/15/2013	550	598
Univision Communications, Inc.
2.875%, 10/15/2006	225	224
Verizon Global Funding Corp.
7.375%, 9/1/2012	750	875
Verizon New Jersey, Inc.
5.875%, 1/17/2012	1,975	2,101
Verizon New York, Inc.
6.875%, 4/1/2012	1,200	1,332
Verizon Wireless Capital
5.375%, 12/15/2006	475	498
Vodafone AirTouch PLC
7.75%, 2/15/2010	550	642
Vodafone Group PLC
3.95%, 1/30/2008	500	508
5.00%, 12/16/2013	750	760
WPP Finance USA Corp.
(2)5.875%, 6/15/2014	425	435
Consumer Cyclical (1.1%)
Brinker International
5.75%, 6/1/2014	200	209
CVS Corp.
(2)4.00%, 9/15/2009	350	350
(2)4.875%, 9/15/2014	275	275
Cendant Corp.
6.875%, 8/15/2006	855	912
6.25%, 1/15/2008	425	459
7.375%, 1/15/2013	425	492
7.125%, 3/15/2015	200	230
5.125%, 10/1/2013	250	249
Costco Wholesale Corp.
5.50%, 3/15/2007	350	370
DaimlerChrysler North America Holding Corp.
7.25%, 1/18/2006	525	554
6.40%, 5/15/2006	400	421
7.375%, 9/15/2006	500	538
4.75%, 1/15/2008	600	617
4.05%, 6/4/2008	1,000	1,006
8.00%, 6/15/2010	1,300	1,518
7.75%, 1/18/2011	750	871
7.30%, 1/15/2012	1,175	1,341
6.50%, 11/15/2013	750	815
8.50%, 1/18/2031	100	122
Dayton Hudson Corp.
6.65%, 8/1/2028	400	448
Delphi Corp.
6.55%, 6/15/2006	200	210
6.50%, 8/15/2013	375	387
Federated Department Stores, Inc.
6.79%, 7/15/2027	300	324
6.90%, 4/1/2029	300	329
Ford Capital BV
9.50%, 6/1/2010	100	115
Ford Motor Co.
6.625%, 10/1/2028	50	45
6.375%, 2/1/2029	1,200	1,050
7.45%, 7/16/2031	1,500	1,472
9.98%, 2/15/2047	1,000	1,231
Ford Motor Credit Co.
6.875%, 2/1/2006	325	340
6.50%, 1/25/2007	3,850	4,080
7.75%, 2/15/2007	625	679
5.625%, 10/1/2008	2,000	2,071
5.80%, 1/12/2009	2,750	2,844
7.375%, 10/28/2009	175	192
7.875%, 6/15/2010	500	558
7.375%, 2/1/2011	1,025	1,115
7.25%, 10/25/2011	950	1,028
General Motors Acceptance Corp.
6.75%, 1/15/2006	300	313
4.50%, 7/15/2006	500	508
6.125%, 9/15/2006	500	523
6.125%, 2/1/2007	2,000	2,100
6.15%, 4/5/2007	1,250	1,313
6.125%, 8/28/2007	700	736
5.625%, 5/15/2009	275	280
7.25%, 3/2/2011	250	269
6.875%, 8/28/2012	3,500	3,645
8.00%, 11/1/2031	2,100	2,181
General Motors Corp.
7.20%, 1/15/2011	500	531
8.80%, 3/1/2021	600	663
8.25%, 7/15/2023	525	555
7.40%, 9/1/2025	500	500
8.375%, 7/15/2033	1,575	1,674
Harrah's Operating Co., Inc.
7.125%, 6/1/2007	500	540
7.50%, 1/15/2009	500	557
5.375%, 12/15/2013	225	221
Home Depot Inc.
(2)3.75%, 9/15/2009	600	598
Kohl's Corp.
6.00%, 1/15/2033	725	739
Lear Corp.
(2)5.75%, 8/1/2014	150	155
Liberty Media Corp.
3.50%, 9/25/2006	600	598
8.25%, 2/1/2030	1,000	1,105
Lowe's Cos., Inc.
7.50%, 12/15/2005	475	502
6.875%, 2/15/2028	367	422
May Department Stores Co.
(2)3.95%, 7/15/2007	75	76
(2)5.75%, 7/15/2014	175	180
(1)9.75%, 2/15/2021	99	130
(2)6.65%, 7/15/2024	125	128
Nordstrom, Inc.
6.95%, 3/15/2028	200	220
Pulte Homes, Inc.
4.875%, 7/15/2009	500	512
5.25%, 1/15/2014	75	75
7.875%, 6/15/2032	600	705
Target Corp.
5.375%, 6/15/2009	1,000	1,062
Target Corp.
7.00%, 7/15/2031	425	500
6.35%, 11/1/2032	200	219
The Walt Disney Co.
5.375%, 6/1/2007	1,000	1,047
6.375%, 3/1/2012	250	275
7.00%, 3/1/2032	500	559
Time Warner, Inc.
6.125%, 4/15/2006	200	209
6.15%, 5/1/2007	1,375	1,466
8.18%, 8/15/2007	700	783
6.75%, 4/15/2011	650	719
9.15%, 2/1/2023	300	385
6.625%, 5/15/2029	200	205
7.625%, 4/15/2031	600	688
7.70%, 5/1/2032	475	549
Toyota Motor Credit Corp.
4.35%, 12/15/2010	400	408
Viacom International Inc.
6.40%, 1/30/2006	500	524
5.625%, 8/15/2012	1,000	1,047
7.875%, 7/30/2030	400	489
5.50%, 5/15/2033	450	416
Wal-Mart Stores, Inc.
4.375%, 7/12/2007	2,075	2,141
6.875%, 8/10/2009	250	284
4.125%, 2/15/2011	375	375
4.55%, 5/1/2013	500	503
7.55%, 2/15/2030	700	887
Wal-Mart Stores, Inc. Canada
(2)5.58%, 5/1/2006	1,000	1,042
Yum! Brands, Inc.
8.875%, 4/15/2011	500	618
7.70%, 7/1/2012	250	297
Consumer Noncyclical (0.7%)
Abbott Laboratories
5.625%, 7/1/2006	500	523
3.50%, 2/17/2009	1,050	1,041
Albertson's, Inc.
7.50%, 2/15/2011	500	579
7.45%, 8/1/2029	300	341
8.00%, 5/1/2031	250	303
Altria Group, Inc.
5.625%, 11/4/2008	500	510
7.00%, 11/4/2013	50	52
Anheuser-Busch Cos., Inc.
6.00%, 4/15/2011	250	274
7.125%, 7/1/2017	400	457
6.80%, 8/20/2032	600	705
Archer-Daniels-Midland Co.
8.125%, 6/1/2012	500	615
5.935%, 10/1/2032	150	156
AstraZeneca PLC
5.40%, 6/1/2014	350	369
Baxter International, Inc.
4.625%, 3/15/2015	750	717
Boston Scientific
5.45%, 6/15/2014	325	334
Bottling Group LLC
4.625%, 11/15/2012	1,350	1,364
Bristol-Myers Squibb Co.
4.75%, 10/1/2006	700	723
4.00%, 8/15/2008	500	506
5.75%, 10/1/2011	1,100	1,179
Bunge Ltd. Finance Corp.
4.375%, 12/15/2008	350	351
(2)5.35%, 4/15/2014	475	477
C.R. Bard, Inc.
6.70%, 12/1/2026	450	481
CIGNA Corp.
7.40%, 5/15/2007	300	328
Campbell Soup Co.
6.75%, 2/15/2011	1,000	1,134
Cardinal Health, Inc.
4.00%, 6/15/2015	100	87
Cia. Brasil de Bebidas AmBev
10.50%, 12/15/2011	280	346
8.75%, 9/15/2013	250	284
Coca-Cola Enterprises Inc.
6.125%, 8/15/2011	1,400	1,543
8.50%, 2/1/2022	125	165
8.00%, 9/15/2022	250	318
6.95%, 11/15/2026	750	869
6.75%, 9/15/2028	150	171
Conagra, Inc.
7.875%, 9/15/2010	1,700	1,998
Diageo Capital PLC
3.50%, 11/19/2007	550	551
3.375%, 3/20/2008	700	697
Eli Lilly & Co.
6.00%, 3/15/2012	250	276
General Mills, Inc.
2.625%, 10/24/2006	500	495
5.125%, 2/15/2007	850	885
Gillette Co.
4.125%, 8/30/2007	400	410
GlaxoSmithKline Capital Inc.
2.375%, 4/16/2007	700	688
5.375%, 4/15/2034	300	292
Grand Metropolitan Investment Corp.
9.00%, 8/15/2011	1,000	1,258
H.J. Heinz Co.
6.375%, 7/15/2028	500	545
Hospira, Inc.
4.95%, 6/15/2009	300	309
5.90%, 6/15/2014	200	210
International Flavors & Fragrances
6.45%, 5/15/2006	450	473
Johnson & Johnson
3.80%, 5/15/2013	425	408
4.95%, 5/15/2033	250	235
Kellogg Co.
6.00%, 4/1/2006	1,600	1,673
2.875%, 6/1/2008	250	243
6.60%, 4/1/2011	250	281
Kimberly-Clark Corp.
5.625%, 2/15/2012	250	269
Kraft Foods, Inc.
4.625%, 11/1/2006	1,200	1,235
5.625%, 11/1/2011	400	422
6.50%, 11/1/2031	875	939
Kroger Co.
6.20%, 6/15/2012	1,000	1,084
7.50%, 4/1/2031	600	696
Merck & Co.
6.30%, 1/1/2026	200	217
6.40%, 3/1/2028	300	331
Newell Rubbermaid, Inc.
4.00%, 5/1/2010	500	490
Pfizer, Inc.
4.50%, 2/15/2014	700	700
Pharmacia Corp.
(3)5.75%, 12/1/2005	1,000	1,036
Philip Morris Cos., Inc.
7.00%, 7/15/2005	250	257
7.65%, 7/1/2008	450	490
Procter & Gamble Co.
4.95%, 8/15/2014	100	102
5.50%, 2/1/2034	300	300
5.80%, 8/15/2034	625	653
Procter & Gamble Co. ESOP
(1)9.36%, 1/1/2021	1,200	1,628
Quest Diagnostic, Inc.
6.75%, 7/12/2006	775	823
Safeway, Inc.
4.95%, 8/16/2010	350	355
6.50%, 3/1/2011	1,000	1,091
Sara Lee Corp.
6.125%, 11/1/2032	825	876
Schering-Plough Corp.
5.30%, 12/1/2013	575	584
6.50%, 12/1/2033	300	315
Tyson Foods, Inc.
7.25%, 10/1/2006	200	214
8.25%, 10/1/2011	200	237
Unilever Capital Corp.
6.875%, 11/1/2005	1,000	1,047
7.125%, 11/1/2010	200	231
5.90%, 11/15/2032	250	259
UnitedHealth Group, Inc.
5.20%, 1/17/2007	700	730
3.375%, 8/15/2007	150	150
4.125%, 8/15/2009	275	277
5.00%, 8/15/2014	350	352
Wellpoint Health Networks Inc.
6.375%, 1/15/2012	400	438
Wyeth
4.375%, 3/1/2008	500	511
6.95%, 3/15/2011	500	555
5.50%, 2/1/2014	425	431
6.45%, 2/1/2024	400	410
6.50%, 2/1/2034	200	204
Energy (0.3%)
Alberta Energy Co. Ltd.
7.375%, 11/1/2031	750	900
Anadarko Finance Co.
7.50%, 5/1/2031	225	275
Anadarko Petroleum Corp.
6.125%, 3/15/2012	750	823
Apache Finance Canada
7.75%, 12/15/2029	225	288
BP Capital Markets PLC
2.75%, 12/29/2006	450	448
2.625%, 3/15/2007	800	793
Baker Hughes, Inc.
6.875%, 1/15/2029	400	459
Burlington Resources, Inc.
7.40%, 12/1/2031	1,100	1,332
Canadian Natural Resources
5.45%, 10/1/2012	650	677
7.20%, 1/15/2032	75	88
ChevronTexaco Capital Co.
3.50%, 9/17/2007	750	756
Conoco Funding Co.
5.45%, 10/15/2006	1,000	1,048
6.35%, 10/15/2011	175	195
7.25%, 10/15/2031	1,200	1,440
Conoco, Inc.
6.95%, 4/15/2029	500	577
ConocoPhillips
5.90%, 10/15/2032	1,000	1,022
Devon Energy Corp.
7.95%, 4/15/2032	550	681
Devon Financing Corp.
7.875%, 9/30/2031	650	794
Encana Corp.
4.60%, 8/15/2009	425	436
6.50%, 8/15/2034	50	54
Encana Holdings Finance Corp.
5.80%, 5/1/2014	50	53
Halliburton Co.
5.50%, 10/15/2010	250	262
8.75%, 2/15/2021	200	247
Kerr McGee Corp.
6.95%, 7/1/2024	325	342
Marathon Oil Corp.
6.80%, 3/15/2032	250	277
Nexen, Inc.
5.05%, 11/20/2013	400	396
7.875%, 3/15/2032	100	124
Norsk Hydro
6.36%, 1/15/2009	500	550
7.50%, 10/1/2016	100	120
7.25%, 9/23/2027	300	357
7.15%, 1/15/2029	250	296
Occidental Petroleum
6.75%, 1/15/2012	625	706
7.20%, 4/1/2028	400	468
PF Export Receivables Master Trust
(1)6.60%, 12/1/2011	1,500	1,625
PanCanadian Energy Corp.
7.20%, 11/1/2031	225	265
Petro-Canada
4.00%, 7/15/2013	800	751
Sunoco, Inc.
4.875%, 10/15/2014	175	173
Transocean Sedco Forex, Inc.
6.625%, 4/15/2011	1,000	1,115
Union Oil Co. of California
7.50%, 2/15/2029	310	369
Valero Energy Corp.
6.125%, 4/15/2007	500	533
XTO Energy, Inc.
(2)5.00%, 1/31/2015	200	200
Technology (0.2%)
Arrow Electronics, Inc.
6.875%, 7/1/2013	150	162
Computer Sciences Corp.
3.50%, 4/15/2008	500	497
Deluxe Corp.
(2)3.50%, 10/1/2007	175	175
Eastman Kodak Co.
3.625%, 5/15/2008	400	392
First Data Corp.
5.625%, 11/1/2011	1,500	1,610
Hewlett-Packard Co.
5.75%, 12/15/2006	500	527
3.625%, 3/15/2008	700	702
International Business Machines Corp.
4.875%, 10/1/2006	500	519
6.45%, 8/1/2007	1,000	1,086
4.75%, 11/29/2012	1,000	1,015
7.125%, 12/1/2096	1,125	1,307
Motorola, Inc.
7.625%, 11/15/2010	975	1,139
8.00%, 11/1/2011	100	120
7.50%, 5/15/2025	325	374
Science Applications International Corp.
6.25%, 7/1/2012	100	109
5.50%, 7/1/2033	100	94
SunGard Data Systems, Inc.
3.75%, 1/15/2009	100	98
4.875%, 1/15/2014	75	74
Texas Instruments, Inc.
6.125%, 2/1/2006	600	626
Transportation (0.3%)
American Airlines, Inc. Pass-Through Certificates
(1)6.855%, 4/15/2009	536	529
7.024%, 10/15/2009	600	590
Burlington Northern Santa Fe Corp.
7.125%, 12/15/2010	1,000	1,144
6.75%, 7/15/2011	700	788
7.00%, 12/15/2025	200	225
CNF, Inc.
6.70%, 5/1/2034	350	363
CSX Corp.
6.75%, 3/15/2011	400	445
6.30%, 3/15/2012	1,000	1,080
CSX Transp. Inc.
9.75%, 6/15/2020	84	116
7.875%, 5/15/2043	105	129
Canadian National Railway Co.
4.25%, 8/1/2009	300	303
6.80%, 7/15/2018	775	882
Canadian Pacific Rail
7.125%, 10/15/2031	850	991
Continental Airlines Enhanced Equipment Trust Certificates
(1)6.648%, 9/15/2017	702	656
ERAC USA Finance Co.
(2)7.35%, 6/15/2008	475	532
Fedex Corp.
2.65%, 4/1/2007	325	320
3.50%, 4/1/2009	150	147
Hertz Corp.
6.35%, 6/15/2010	250	260
7.40%, 3/1/2011	1,000	1,078
7.625%, 6/1/2012	500	542
MISC Capital Ltd.
(2)5.00%, 7/1/2009	225	232
(2)6.125%, 7/1/2014	300	318
Norfolk Southern Corp.
6.20%, 4/15/2009	1,250	1,363
7.70%, 5/15/2017	400	483
9.75%, 6/15/2020	116	160
7.25%, 2/15/2031	150	175
7.05%, 5/1/2037	200	227
7.875%, 5/15/2043	145	179
7.90%, 5/15/2097	100	124
Northwest Airlines, Inc. Pass-Through Certificates
6.841%, 4/1/2011	800	788
Southwest Airlines Co.
6.50%, 3/1/2012	650	703
5.25%, 10/1/2014	300	299
Union Pacific Corp.
3.625%, 6/1/2010	1,000	962
7.125%, 2/1/2028	600	680
Other
Rockwell International Corp.
6.70%, 1/15/2028	200	221

		293,898

Utilities (0.7%)
Electric (0.6%)
AEP Texas Central Co.
5.50%, 2/15/2013	550	570
6.65%, 2/15/2033	400	433
Alabama Power Co.
5.50%, 10/15/2017	1,300	1,353
Arizona Public Service Co.
5.80%, 6/30/2014	100	104
4.65%, 5/15/2015	775	736
Boston Edison Co.
4.875%, 4/15/2014	225	228
Cincinnati Gas & Electric Co.
5.70%, 9/15/2012	675	711
Cleveland Electric Illumination Co.
7.88%, 11/1/2017	200	244
Commonwealth Edison Co.
3.70%, 2/1/2008	350	351
6.15%, 3/15/2012	600	662
4.70%, 4/15/2015	175	173
Consolidated Edison, Inc.
6.625%, 12/15/2005	1,000	1,047
Constellation Energy Group, Inc.
6.125%, 9/1/2009	600	651
7.00%, 4/1/2012	500	564
4.55%, 6/15/2015	500	469
7.60%, 4/1/2032	250	293
Consumers Energy Co.
4.25%, 4/15/2008	175	176
(2)5.00%, 2/15/2012	325	330
5.375%, 4/15/2013	175	180
(2)5.50%, 8/15/2016	175	177
DTE Energy Co.
7.05%, 6/1/2011	250	282
6.375%, 4/15/2033	250	253
Dominion Resources, Inc.
6.30%, 3/15/2033	750	758
Dominion Resources, Inc. PUT
5.25%, 8/1/2015	200	198
Duke Energy Corp.
3.75%, 3/5/2008	500	502
6.25%, 1/15/2012	400	434
5.625%, 11/30/2012	500	523
Energy East Corp.
6.75%, 6/15/2012	500	555
Entergy Gulf States
3.60%, 6/1/2008	250	247
Florida Power & Light Co.
6.875%, 12/1/2005	1,250	1,311
4.85%, 2/1/2013	250	255
5.95%, 10/1/2033	500	526
HQI Transelec Chile SA
7.875%, 4/15/2011	850	989
Jersey Central Power & Light Co.
(2)5.625%, 5/1/2016	350	365
MidAmerican Energy Co.
6.75%, 12/30/2031	1,225	1,394
National Rural Utilities Cooperative Finance Corp.
6.50%, 3/1/2007	425	457
7.25%, 3/1/2012	225	260
4.75%, 3/1/2014	700	697
National Rural Utilities Cooperative Finance Corp.Collateral Trust
8.00%, 3/1/2032	600	778
NiSource Finance Corp.
3.20%, 11/1/2006	600	600
7.875%, 11/15/2010	250	295
5.40%, 7/15/2014	175	179
Oncor Electric Delivery Co.
6.375%, 1/15/2015	400	441
7.25%, 1/15/2033	850	996
PPL Electric Utilities Corp.
6.25%, 8/15/2009	800	875
PSEG Power Corp.
6.875%, 4/15/2006	925	977
5.50%, 12/1/2015	100	100
8.625%, 4/15/2031	150	193
PacifiCorp
6.90%, 11/15/2011	500	573
Pacific Gas & Electric Co.
3.60%, 3/1/2009	100	99
4.20%, 3/1/2011	225	222
4.80%, 3/1/2014	150	149
6.05%, 3/1/2034	1,300	1,312
Pepco Holdings, Inc.
5.50%, 8/15/2007	500	524
6.45%, 8/15/2012	175	190
Progress Energy, Inc.
6.05%, 4/15/2007	450	475
7.75%, 3/1/2031	200	237
7.00%, 10/30/2031	1,000	1,092
Public Service Co. of Colorado
4.375%, 10/1/2008	725	740
Public Service Co. of New Mexico
4.40%, 9/15/2008	750	758
South Carolina Electric & Gas Co.
6.625%, 2/1/2032	450	511
5.30%, 5/15/2033	500	475
Southern California Edison Co.
8.00%, 2/15/2007	250	277
5.00%, 1/15/2014	250	254
6.00%, 1/15/2034	675	705
5.75%, 4/1/2035	275	277
TXU Energy Co.
6.125%, 3/15/2008	500	534
United Utilities PLC
5.375%, 2/1/2019	700	684
Virginia Electric & Power Co.
5.375%, 2/1/2007	1,525	1,588
Wisconsin Electric Power Co.
5.625%, 5/15/2033	200	200
XCEL Energy, Inc.
7.00%, 12/1/2010	300	339
Natural Gas (0.1%)
Columbia Energy Group
7.62%, 11/28/2025	250	266
Consolidated Natural Gas
5.375%, 11/1/2006	900	940
Duke Energy Field Services
7.875%, 8/16/2010	1,000	1,165
Enron Corp.
*** 7.125%, 5/15/2007	300	78
*** 6.875%, 10/15/2007	1,000	260
KN Energy, Inc.
7.25%, 3/1/2028	100	112
Kinder Morgan, Inc.
6.50%, 9/1/2012	1,200	1,315
Sempra Energy
6.00%, 2/1/2013	1,000	1,073
Texas Gas Transmission
4.60%, 6/1/2015	250	239
Trans-Canada Pipelines
4.00%, 6/15/2013	750	707
Yosemite Security Trust
***(2)8.25%, 11/15/2004	4,000	1,430

		44,692

TOTAL CORPORATE BONDS
(Cost $702,789)		719,946

SOVEREIGN BONDS (1.5%)
(U.S. Dollar-Denominated)

African Development Bank
3.25%, 8/1/2008	600	599
Asian Development Bank
4.875%, 2/5/2007	2,400	2,503
5.593%, 7/16/2018	500	536
Bayerische Landesbank
2.875%, 10/15/2008	500	485
Canadian Government
6.75%, 8/28/2006	1,050	1,130
5.25%, 11/5/2008	450	482
Canadian Mortgage & Housing
2.95%, 6/2/2008	400	395
China Development Bank
4.75%, 10/8/2014	450	437
Corporacion Andina de Fomento
7.375%, 1/18/2011	1,000	1,130
5.20%, 5/21/2013	225	226
Eksportfinans
4.375%, 7/15/2009	575	590
European Investment Bank
3.00%, 8/15/2006	1,100	1,108
4.875%, 9/6/2006	2,550	2,648
7.125%, 9/18/2006	200	216
4.625%, 3/1/2007	3,800	3,951
2.375%, 6/15/2007	250	246
3.00%, 6/16/2008	875	869
3.375%, 3/16/2009	1,375	1,367
Export Development Canada
4.00%, 8/1/2007	350	357
Export-Import Bank of Korea
4.50%, 8/12/2009	475	480
Federation of Malaysia
8.75%, 6/1/2009	500	598
7.50%, 7/15/2011	250	292
Hellenic Republic
6.95%, 3/4/2008	525	584
Instituto de Credito Oficial
6.00%, 5/19/2008	750	816
Inter-American Development Bank
5.375%, 1/18/2006	600	622
6.375%, 10/22/2007	608	664
3.375%, 3/17/2008	800	803
5.625%, 4/16/2009	3,000	3,257
8.50%, 3/15/2011	175	217
7.00%, 6/15/2025	250	302
International Bank for Reconstruction & Development
5.00%, 3/28/2006	1,200	1,242
4.375%, 9/28/2006	700	723
4.125%, 8/12/2009	3,250	3,323
International Finance Corp.
3.00%, 4/15/2008	700	698
KFW International Finance, Inc.
2.50%, 10/17/2005	2,850	2,855
5.25%, 6/28/2006	800	833
Korea Development Bank
6.75%, 12/1/2005	1,190	1,243
4.75%, 7/20/2009	900	917
Kredit Fuer Wiederaufbau
2.375%, 9/25/2006	1,100	1,092
3.25%, 7/16/2007	825	828
3.375%, 1/23/2008	2,000	2,006
3.25%, 3/30/2009	400	395
Landwirtschaft Rentenbank
3.375%, 11/15/2007	1,200	1,206
3.25%, 6/16/2008	300	298
3.875%, 9/4/2008	1,000	1,015
Nordic Investment Bank
3.125%, 4/24/2008	400	398
Oesterreich Kontrollbank
5.50%, 1/20/2006	500	519
5.125%, 3/20/2007	625	656
Ontario Hydro Electric
6.10%, 1/30/2008	500	540
7.45%, 3/31/2013	600	728
Pemex Project Funding Master Trust
8.50%, 2/15/2008	475	534
(3)7.875%, 2/1/2009	1,295	1,445
(3)8.00%, 11/15/2011	100	113
(3)8.625%, 2/1/2022	600	684
7.375%, 12/15/2014	1,500	1,634
People's Republic of China
7.30%, 12/15/2008	200	227
4.75%, 10/29/2013	200	198
Province of British Columbia
5.375%, 10/29/2008	1,800	1,933
Province of Manitoba
7.50%, 2/22/2010	1,000	1,176
Province of New Brunswick
3.50%, 10/23/2007	500	503
Province of Nova Scotia
5.75%, 2/27/2012	250	272
Province of Ontario
3.35%, 7/16/2007	925	927
5.50%, 10/1/2008	1,750	1,877
5.125%, 7/17/2012	1,800	1,889
Province of Quebec
5.75%, 2/15/2009	1,000	1,082
5.00%, 7/17/2009	750	789
7.125%, 2/9/2024	400	484
7.50%, 9/15/2029	1,000	1,279
Quebec Hydro Electric
6.30%, 5/11/2011	2,000	2,240
8.40%, 1/15/2022	500	668
Region of Lombardy
5.804%, 10/25/2032	500	526
Republic of Chile
5.625%, 7/23/2007	925	975
Republic of Finland
5.875%, 2/27/2006	250	262
4.75%, 3/6/2007	250	261
Republic of Italy
4.375%, 10/25/2006	1,800	1,852
2.75%, 12/15/2006	1,675	1,668
3.625%, 9/14/2007	2,000	2,025
3.25%, 5/15/2009	1,000	983
5.625%, 6/15/2012	3,800	4,145
4.375%, 6/15/2013	500	503
5.375%, 6/15/2033	1,200	1,197
Republic of Korea
8.875%, 4/15/2008	500	586
4.25%, 6/1/2013	500	479
4.875%, 9/22/2014	175	173
Republic of South Africa
7.375%, 4/25/2012	1,175	1,321
6.50%, 6/2/2014	650	693
State of Israel
4.625%, 6/15/2013	200	193
Swedish Export Credit
2.875%, 1/26/2007	425	424
United Mexican States
8.625%, 3/12/2008	125	143
4.625%, 10/8/2008	550	556
10.375%, 2/17/2009	1,500	1,847
9.875%, 2/1/2010	500	617
8.375%, 1/14/2011	4,000	4,694
6.375%, 1/16/2013	1,300	1,370
5.875%, 1/15/2014	750	761
6.625%, 3/3/2015	500	531
11.375%, 9/15/2016	100	147
8.125%, 12/30/2019	150	173
8.30%, 8/15/2031	1,450	1,652
7.50%, 4/8/2033	250	263
6.75%, 9/27/2034	400	384

TOTAL SOVEREIGN BONDS
(Cost $98,758)		100,783

TAXABLE MUNICIPAL BONDS (0.1%)

Illinois (Taxable Pension) GO
4.95%, 6/1/2023	125	119
5.10%, 6/1/2033	3,100	2,936
Kansas Dev. Finance Auth. Rev. (Public Employee Retirement System)
5.501%, 5/1/2034	650	650
New Jersey Econ. Dev. Auth. State Pension Rev
7.425%, 2/15/2029	425	528
New Jersey Turnpike Auth. Rev
4.252%, 1/1/2016	350	338
Oregon School Board Assn
5.528%, 6/30/2028	125	126
Oregon (Taxable Pension) GO
5.762%, 6/1/2023	250	262
5.892%, 6/1/2027	375	398
Wisconsin Public Service Rev
4.80%, 5/1/2013	275	280
5.70%, 5/1/2026	325	336

TOTAL TAXABLE MUNICIPAL BONDS
(Cost $5,772)		5,973

TEMPORARY CASH INVESTMENTS (2.0%)	Shares

Money Market Fund (2.0%)
Vanguard Market Liquidity Fund, 1.74%††	134,878,891	134,879
	Face
	Amount
	(000)

U.S. Agency Obligation
Federal National Mortgage Assn.**
† 1.48%, 10/13/2004	$ 1,500	1,499

TOTAL TEMPORARY CASH INVESTMENTS
(Cost $136,378)		136,378

TOTAL INVESTMENTS (101.3%)
(Cost $6,230,916)		6,821,339

OTHER ASSETS AND LIABILITIES--NET (-1.3%)		(86,525)
NET ASSETS (100%)		$ 6,734,814

*Non-income-producing security.
**The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from The U.S. Treasury (beyond the issuer—s line-of-credit) would require congressional action.
***Non-income-producing security ’ security in default.
(1)The average maturity is shorter than the final maturity shown due to scheduled interim principal payments and prepayments.
(2) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2004, the aggregate value of these securities was $21,190,000, representing 0.3% of net assets.
(3)Adjustable-rate note.
†Security segregated as initial margin for open futures contracts.
††Money Market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
ADR — American Depositary Receipt.
GO — General Obligation Bond.
REIT — Real Estate Investment Trust.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At September 30, 2004, the cost of investment securities for tax purposes was $6,230,916,000. Net unrealized appreciation of investment securities for tax purposes was $590,423,000, consisting of unrealized gains of $1,001,082,000 on securities that had risen in value since their purchase and $410,659,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 60.1% and 1.8%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At September 30, 2004, the aggregate settlement value of open futures contracts expiring in December 2004, and the related unrealized appreciation (depreciation) were:

		(000)
Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)
S&P 500 Index	50	$13,936	($ 55)
Russell 2000 Index	9	2,583	61
S&P MidCap 400 Index	5	1,485	8
E-mini S&P 500 Index	2	112	-

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Swap Contracts: The fund has entered into swap transactions to earn the total return on a specified security or index of fixed income securities. Under the terms of the swaps, the fund receives the total return (either receiving the increase or paying the decrease) on a reference security or index applied to a notional principal amount. In return, the fund agrees to pay the counterparty a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount. At the same time, the fund invests an amount equal to the notional amount of the swaps in high-quality floating-rate securities. Swaps are valued daily, and the change in value is recorded as unrealized appreciation(depreciation) until the termination of the swap, at which time realized gain(loss) is recorded.

At September 30, 2004, the fund had the following open swap contracts:

Total Return Swaps

Reference Entity/Termination Date	Dealer*	Notional Amount (000)	Floating Interest Rate Paid**	Unrealized Appreciation (Depreciation) (000)
Commercial Mortgage-Backed Securities Index
10/31/2004	BA	$10,000	1.07%	$ 228
10/31/2004	BA	8,000	1.07%	19
12/31/2004	UBS	30,000	1.10%	70
1/31/2005	BA	21,000	1.32%	45
Federal Home Loan Mortgage Corp., 5.5% 30-Year
10/31/2004	UBS	11,000	1.61%	200
11/30/2004	UBS	12,000	1.64%	16
Federal Home Loan Mortgage Corp., 6.0% 30-Year
10/31/2004	UBS	2,000	1.69%	22
Federal National Mortgage Assn., 5.0% 15-Year
10/31/2004	UBS	6,000	1.64%	78
Federal National Mortgage Assn., 5.0% 30-Year
10/31/2004	UBS	4,000	1.64%	98
1/31/2005	UBS	7,000	1.74%	127
Federal National Mortgage Assn., 5.5% 30-Year
10/31/2004	UBS	10,000	1.66%	191
Federal National Mortgage Assn., 6.0% 30-Year
11/30/2004	BS	8,000	0.85%	24

				$ 1,118

*BA-Bank of America.
BS-Bear Stearns.
DBS-Deutsche Bank Securities.
UBS-UBS Warburg.
**Based on one-month London Inter-Bank Offer-Rate (LIBOR).

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD BALANCED INDEX FUND

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date: November 15, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD BALANCED INDEX FUND

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date: November 15, 2004

VANGUARD BALANCED INDEX FUND

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date: November 15, 2004

*By Power of Attorney. See File Number 2-57689, filed on December 26, 2002. Incorporated by Reference.